UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Tax Aware Core Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 4.6%
45	Boeing Co.	3,489
85	Raytheon Co.	3,813
64	United Technologies Corp.	3,989

		11,291

	Air Freight & Logistics — 0.9%
22	FedEx Corp.	2,271

	Auto Components — 1.2%
40	Johnson Controls, Inc.	3,069

	Beverages — 2.1%
83	Coca-Cola Co. (The)	3,713
19	Molson Coors Brewing Co., Class B	1,357

		5,070

	Biotechnology — 2.1%
75	Amgen, Inc. (a)	5,215

	Capital Markets — 2.0%
16	Goldman Sachs Group, Inc.	2,405
39	Morgan Stanley	2,605

		5,010

	Chemicals — 1.4%
61	Praxair, Inc.	3,327

	Commercial Banks — 2.2%
74	U.S. Bancorp	2,375
57	Wachovia Corp.	3,034

		5,409

	Commercial Services & Supplies — 0.4%
32	Waste Management, Inc.	1,107

	Communications Equipment — 4.7%
114	Cisco Systems, Inc. (a)	2,038
157	Corning, Inc. (a)	2,996
175	Motorola, Inc.	3,994
73	QUALCOMM, Inc.	2,588

		11,616

	Computers & Peripherals — 5.2%
15	Apple Computer, Inc. (a)	1,023
99	Dell, Inc. (a)	2,143
164	Hewlett-Packard Co.	5,230
58	International Business Machines Corp.	4,460

		12,856

	Consumer Finance — 1.3%
61	American Express Co.	3,150

	Diversified Financial Services — 7.5%
155	Bank of America Corp.	7,985
33	CIT Group, Inc.	1,529
185	Citigroup, Inc.	8,937

		18,451

	Diversified Telecommunication Services — 1.1%
81	Verizon Communications, Inc.	2,733

	Electric Utilities — 1.2%
74	Edison International	3,045

	Food & Staples Retailing — 4.1%
79	CVS Corp.	2,571
101	Safeway, Inc.	2,823
107	Wal-Mart Stores, Inc.	4,748

		10,142

	Health Care Equipment & Supplies — 1.1%
63	Baxter International, Inc.	2,657

	Health Care Providers & Services — 3.2%
47	Cardinal Health, Inc.	3,139
30	Medco Health Solutions, Inc. (a)	1,780
38	WellPoint, Inc. (a)	2,830

		7,749

	Hotels, Restaurants & Leisure — 2.0%
138	McDonald’s Corp.	4,895

	Household Durables — 0.5%
15	Whirlpool Corp.	1,139

	Household Products — 1.1%
47	Procter & Gamble Co.	2,628

	Industrial Conglomerates — 3.7%
190	General Electric Co.	6,201
109	Tyco International Ltd. (Bermuda)	2,849

		9,050

	Insurance — 5.8%
56	Allstate Corp. (The)	3,168
22	AMBAC Financial Group, Inc.	1,869
100	Genworth Financial, Inc.	3,417
32	Hartford Financial Services Group, Inc.	2,756

JPMorgan Tax Aware Core Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

65	St. Paul Travelers Cos., Inc. (The)	2,961

		14,171

	IT Services — 0.5%
46	Accenture Ltd., Class A (Bermuda)	1,333

	Media — 4.0%
148	Comcast Corp., Special Class A (a)	5,082
180	Time Warner, Inc.	2,962
48	Viacom, Inc., Class B (a)	1,661

		9,705

	Metals & Mining — 1.0%
22	Alcan, Inc. (Canada)	991
23	United States Steel Corp.	1,469

		2,460

	Multi-Utilities — 1.3%
102	Duke Energy Corp.	3,088

	Multiline Retail — 0.8%
31	J.C. Penney Co., Inc.	1,975

	Oil, Gas & Consumable Fuels — 10.3%
45	Chevron Corp.	2,957
74	ConocoPhillips	5,082
176	El Paso Corp.	2,818
97	Exxon Mobil Corp.	6,551
43	Marathon Oil Corp.	3,882
37	Occidental Petroleum Corp.	3,970

		25,260

	Pharmaceuticals — 6.5%
57	Johnson & Johnson	3,545
261	Pfizer, Inc.	6,785
21	Sepracor, Inc. (a)	1,060
97	Wyeth	4,685

		16,075

	Road & Rail — 1.7%
96	Norfolk Southern Corp.	4,188

	Semiconductors & Semiconductor Equipment — 1.0%
79	Texas Instruments, Inc.	2,345

	Software — 3.9%
260	Microsoft Corp.	6,249
216	Oracle Corp. (a)	3,235

		9,484

	Specialty Retail — 1.1%
78	Home Depot, Inc.	2,698

	Textiles, Apparel & Luxury Goods — 0.7%
25	V.F. Corp.	1,711

	Thrifts & Mortgage Finance — 2.6%
70	Freddie Mac	4,072
52	Washington Mutual, Inc.	2,333

		6,405

	Tobacco — 2.8%
87	Altria Group, Inc.	6,923

	Wireless Telecommunication Services — 1.4%
170	Sprint Nextel Corp.	3,362

	Total Common Stocks (Cost $191,801)	243,063

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,579	JPMorgan Prime Money Market Fund (b) (Cost $1,579)	1,579

	Total Investments — 99.7% (Cost $193,380)	244,642
	Other Assets in Excess of Liabilities — 0.3%	815

	Net Assets — 100.0%	$245,457

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,679
Aggregate gross unrealized depreciation	(2,417)

Net unrealized appreciation/depreciation	$51,262

Federal income tax cost of investments	$193,380

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 3.7%
18	Lockheed Martin Corp.	1,419
37	Northrop Grumman Corp.	2,423
25	Raytheon Co.	1,143
52	United Technologies Corp.	3,257

		8,242

	Air Freight & Logistics — 0.5%
10	FedEx Corp.	1,019

	Auto Components — 1.1%
31	Johnson Controls, Inc.	2,358

	Beverages — 1.5%
13	Coca-Cola Co. (The)	575
15	Coca-Cola Enterprises, Inc.	329
40	PepsiCo, Inc.	2,531

		3,435

	Biotechnology — 2.4%
53	Amgen, Inc. (a)	3,668
28	Gilead Sciences, Inc. (a)	1,744

		5,412

	Capital Markets — 3.6%
16	E*Trade Financial Corp. (a)	364
24	Goldman Sachs Group, Inc.	3,717
24	Mellon Financial Corp.	850
16	Merrill Lynch & Co., Inc.	1,149
10	Morgan Stanley	651
23	State Street Corp.	1,381

		8,112

	Chemicals — 1.6%
17	Air Products & Chemicals, Inc.	1,083
9	Dow Chemical Co. (The)	294
6	PPG Industries, Inc.	351
22	Praxair, Inc.	1,195
16	Rohm & Haas Co.	747

		3,670

	Commercial Banks — 3.9%
5	Comerica, Inc.	275
3	Compass Bancshares, Inc.	201
54	North Fork Bancorp, Inc.	1,530
102	U.S. Bancorp	3,250
12	Wachovia Corp.	662
38	Wells Fargo & Co.	2,783

		8,701

	Communications Equipment — 4.5%
175	Cisco Systems, Inc. (a)	3,117
121	Corning, Inc. (a)	2,304
5	Juniper Networks, Inc. (a)	71
66	Motorola, Inc.	1,499
88	QUALCOMM, Inc.	3,114

		10,105

	Computers & Peripherals — 3.0%
20	Dell, Inc. (a)	431
54	Hewlett-Packard Co.	1,714
46	International Business Machines Corp.	3,569
12	NCR Corp. (a)	379
5	Network Appliance, Inc. (a)	147
116	Sun Microsystems, Inc. (a)	502

		6,742

	Consumer Finance — 0.4%
13	Capital One Financial Corp.	970

	Containers & Packaging — 0.2%
8	Temple-Inland, Inc.	345

	Diversified Financial Services — 6.6%
130	Bank of America Corp.	6,704
22	CIT Group, Inc.	1,009
143	Citigroup, Inc.	6,905

		14,618

	Diversified Telecommunication Services — 2.9%
112	AT&T, Inc.	3,349
3	Embarq Corp. (a)	125
90	Verizon Communications, Inc.	3,059

		6,533

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 1.5%
25	Edison International	1,035
11	Entergy Corp.	885
14	FPL Group, Inc.	592
17	Pinnacle West Capital Corp.	722
5	PPL Corp.	161

		3,395

	Energy Equipment & Services — 1.6%
15	Baker Hughes, Inc.	1,171
10	Cameron International Corp. (a)	523
12	GlobalSantaFe Corp. (Cayman Islands)	647
14	Halliburton Co.	464
20	Rowan Cos., Inc.	666

		3,471

	Food & Staples Retailing — 0.9%
43	Wal-Mart Stores, Inc.	1,919

	Food Products — 0.6%
8	Archer-Daniels-Midland Co.	360
14	H.J. Heinz Co.	607
8	Kraft Foods, Inc.	261

		1,228

	Health Care Equipment & Supplies — 0.8%
28	Baxter International, Inc.	1,178
5	Becton, Dickinson & Co.	341
7	Biomet, Inc.	227

		1,746

	Health Care Providers & Services — 3.1%
55	Aetna, Inc.	1,735
15	Cigna Corp.	1,376
5	McKesson Corp.	273
18	UnitedHealth Group, Inc.	867
37	WellPoint, Inc. (a)	2,723

		6,974

	Hotels, Restaurants & Leisure — 1.3%
26	Carnival Corp.	1,003
9	Hilton Hotels Corp.	223
35	McDonald’s Corp.	1,233
4	Starwood Hotels & Resorts Worldwide, Inc.	199
7	Yum! Brands, Inc.	327

		2,985

	Household Durables — 0.5%
19	Centex Corp.	881
2	D.R. Horton, Inc.	52
6	Pulte Homes, Inc.	175

		1,108

	Household Products — 2.8%
110	Procter & Gamble Co.	6,176

	Independent Power Producers & Energy Traders — 0.3%
12	Constellation Energy Group, Inc.	688

	Industrial Conglomerates — 3.7%
179	General Electric Co.	5,837
93	Tyco International Ltd. (Bermuda)	2,438

		8,275

	Insurance — 4.8%
6	Aflac, Inc.	244
8	Allstate Corp. (The)	480
30	AMBAC Financial Group, Inc.	2,468
18	American International Group, Inc.	1,076
12	Assurant, Inc.	595
14	Genworth Financial, Inc.	487
23	Hartford Financial Services Group, Inc.	1,953
16	MBIA, Inc.	927
15	Metlife, Inc.	780
4	Protective Life Corp.	196
18	St. Paul Travelers Cos., Inc. (The)	808
11	Torchmark Corp.	664

		10,678

	Internet Software & Services — 0.9%
43	eBay, Inc. (a)	1,046
2	Google, Inc., Class A (a)	921

		1,967

	Machinery — 1.4%
7	Danaher Corp.	465
11	Deere & Co.	800
19	Eaton Corp.	1,249
9	Illinois Tool Works, Inc.	422
7	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	253

		3,189

	Media — 4.0%
27	CBS Corp., Class B	748
19	Comcast Corp., Special Class A (a)	651

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

16	DIRECTV Group, Inc. (The) (a)	274
13	E.W. Scripps Co., Class A	570
5	EchoStar Communications Corp., Class A (a)	164
13	Gannett Co., Inc.	692
20	New York Times Co., Class A	436
177	News Corp., Class A	3,404
48	Time Warner, Inc.	793
41	Walt Disney Co.	1,214

		8,946

	Metals & Mining — 1.3%
42	Alcoa, Inc.	1,264
26	United States Steel Corp.	1,620

		2,884

	Multi-Utilities — 2.0%
26	CMS Energy Corp. (a)	361
17	Dominion Resources, Inc.	1,322
46	PG&E Corp.	1,927
40	Xcel Energy, Inc.	802

		4,412

	Multiline Retail — 1.8%
19	Federated Department Stores, Inc.	658
20	J.C. Penney Co., Inc.	1,235
7	Kohl’s Corp. (a)	394
39	Target Corp.	1,772

		4,059

	Oil, Gas & Consumable Fuels — 8.8%
33	Anadarko Petroleum Corp.	1,499
61	Chevron Corp.	4,039
37	ConocoPhillips	2,547
42	Devon Energy Corp.	2,724
121	Exxon Mobil Corp.	8,204
5	Occidental Petroleum Corp.	574

		19,587

	Paper & Forest Products — 0.0% (g)
2	International Paper Co.	64

	Pharmaceuticals — 6.8%
6	Abbott Laboratories	286
10	Eli Lilly & Co.	542
80	Johnson & Johnson	4,989
30	Merck & Co., Inc.	1,225
135	Pfizer, Inc.	3,507
48	Schering-Plough Corp.	975
16	Sepracor, Inc. (a)	800
59	Wyeth	2,864

		15,188

	Real Estate Investment Trusts (REITs) — 0.8%
9	Crescent Real Estate EQT Co. REIT	176
28	Host Hotels & Resorts, Inc. REIT	602
4	Mack-Cali Realty Corp. REIT	186
15	ProLogis REIT	825

		1,789

	Road & Rail — 1.4%
15	CSX Corp.	900
49	Norfolk Southern Corp.	2,121

		3,021

	Semiconductors & Semiconductor Equipment — 1.7%
71	Altera Corp. (a)	1,233
7	Analog Devices, Inc.	221
22	Broadcom Corp., Class A (a)	526
79	Intel Corp.	1,413
10	Intersil Corp., Class A	235
4	Linear Technology Corp.	140
1	Xilinx, Inc.	23

		3,791

	Software — 3.0%
174	Microsoft Corp.	4,186
159	Oracle Corp. (a)	2,382

		6,568

	Specialty Retail — 1.9%
10	Abercrombie & Fitch Co.	513
17	Bed Bath & Beyond, Inc. (a)	563
30	Home Depot, Inc.	1,037
52	Lowe’s Cos., Inc.	1,470
26	Staples, Inc.	553

		4,136

	Textiles, Apparel & Luxury Goods — 0.8%
21	Nike, Inc., Class B	1,671

	Thrifts & Mortgage Finance — 1.5%
51	Countrywide Financial Corp.	1,841
36	Washington Mutual, Inc.	1,602

		3,443

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Tobacco — 2.5%
69	Altria Group, Inc.	5,523

	Wireless Telecommunication Services — 0.6%
8	American Tower Corp., Class A (a)	255
55	Sprint Nextel Corp.	1,094

		1,349

	Total Common Stocks (Cost $144,096)	220,493

No. of Warrants

	Warrant — 0.0% (g)
	Communications Equipment — 0.0% (g)
—(h)	Lucent Technologies, Inc., expiring 12/10/07 (a) (Cost $—(h))	—(h)

	Total Long-Term Investments (Cost $144,096)	220,493

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
859	JPMorgan Prime Money Market Fund (b) (Cost $859)	859

	Total Investments — 99.4% (Cost $144,955)	221,352
	Other Assets in Excess of Liabilities — 0.6%	1,248

	Net Assets — 100.0%	$222,600

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) —	Non-income producing security.
(b) —	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g) —	Amount rounds to less than 0.1%
(h) —	Amount rounds to less than one thousands

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,971
Aggregate gross unrealized depreciation	(574)

Net unrealized appreciation/depreciation	$76,397

Federal income tax cost of investments	$144,955

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 95.2% (j)
	Common Stocks — 95.2%
	Aerospace & Defense — 2.5%
5	Goodrich Corp.	186
4	Honeywell International, Inc.	158
2	United Technologies Corp.	143

		487

	Auto Components — 0.9%
2	Johnson Controls, Inc.	177

	Beverages — 2.2%
5	Coca-Cola Co. (The)	214
10	Coca-Cola Enterprises, Inc.	210

		424

	Biotechnology — 1.0%
2	Amgen, Inc. (a)	133
2	MedImmune, Inc. (a)	43
1	OSI Pharmaceuticals, Inc. (a)	23

		199

	Capital Markets — 3.5%
1	Franklin Resources, Inc.	128
4	Lazard Ltd., Class A (Bermuda)	168
4	Morgan Stanley	273
2	State Street Corp.	108

		677

	Chemicals — 3.8%
2	Air Products & Chemicals, Inc.	102
6	Dow Chemical Co. (The)	190
9	Georgia Gulf Corp.	224
4	Praxair, Inc.	220

		736

	Commercial Banks — 9.4%
1	City National Corp.	73
2	Comerica, Inc.	129
3	Compass Bancshares, Inc.	183
2	First Horizon National Corp.	91
7	Marshall & Ilsley Corp.	333
3	Popular, Inc.	47
5	Synovus Financial Corp.	136
8	TCF Financial Corp.	213
9	U.S. Bancorp	288
7	UCBH Holdings, Inc.	112
3	Wells Fargo & Co.	195

		1,800

	Communications Equipment — 3.7%
16	Corning, Inc. (a)	309
3	Juniper Networks, Inc. (a)	39
8	Nokia OYJ ADR (Finland)	153
4	QUALCOMM, Inc.	141
7	Tellabs, Inc. (a)	67

		709

	Computers & Peripherals — 0.2%
1	Hewlett-Packard Co.	26
1	Sun Microsystems, Inc. (a)	5

		31

	Consumer Finance — 0.3%
1	American Express Co.	57

	Diversified Financial Services — 2.4%
5	CIT Group, Inc.	220
5	Citigroup, Inc.	242

		462

	Diversified Telecommunication Services — 0.4%
2	Verizon Communications, Inc.	71

	Electric Utilities — 4.1%
3	American Electric Power Co., Inc.	112
7	Edison International	277
13	Northeast Utilities	289
8	Sierra Pacific Resources (a)	113

		791

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 1.9%
2	Halliburton Co.	53
1	National Oilwell Varco, Inc. (a)	81
1	Noble Corp. (Cayman Islands)	57
2	Schlumberger Ltd. (Netherlands)	100
1	Weatherford International Ltd. (Bermuda) (a)	66

		357

	Food & Staples Retailing — 1.1%
6	Safeway, Inc.	154
2	Sysco Corp.	61

		215

	Food Products — 1.1%
3	Kellogg Co.	140
2	Kraft Foods, Inc.	74

		214

	Health Care Equipment & Supplies — 0.8%
2	Baxter International, Inc.	84
4	Immucor, Inc. (a)	76

		160

	Health Care Providers & Services — 1.9%
2	McKesson Corp.	85
3	Medco Health Solutions, Inc. (a)	190
1	WellPoint, Inc. (a)	82

		357

	Hotels, Restaurants & Leisure — 0.5%
2	Starwood Hotels & Resorts Worldwide, Inc.	89

	Household Durables — 0.9%
7	Toll Brothers, Inc. (a)	169

	Industrial Conglomerates — 0.6%
4	General Electric Co.	121

	Insurance — 7.7%
2	Allstate Corp. (The)	102
4	AMBAC Financial Group, Inc.	324
2	Assurant, Inc.	101
7	Genworth Financial, Inc.	226
2	Hartford Financial Services Group, Inc.	127
3	Lincoln National Corp.	159
3	MBIA, Inc.	177
1	Protective Life Corp.	37
4	RenaissanceRe Holdings Ltd. (Bermuda)	218

		1,471

	Internet Software & Services — 0.5%
4	eBay, Inc. (a)	89

	IT Services — 0.5%
2	Infosys Technologies Ltd. ADR (India)	95

	Machinery — 1.4%
2	Danaher Corp.	111
1	Deere & Co.	65
1	Eaton Corp.	90
- (h)	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	3

		269

	Media — 2.7%
3	E.W. Scripps Co., Class A	111
4	Gannett Co., Inc.	229
3	News Corp., Class A	60
4	Viacom, Inc., Class B (a)	122

		522

	Metals & Mining — 1.2%
2	Alcan, Inc. (Canada)	92
2	United States Steel Corp.	145

		237

	Multi-Utilities — 2.7%
6	CMS Energy Corp. (a)	87
4	Duke Energy Corp	106
3	SCANA Corp.	108
11	Xcel Energy, Inc.	226

		527

	Multiline Retail — 1.7%
2	J.C. Penney Co., Inc.	107
2	Kohl’s Corp. (a)	136
2	Target Corp.	92

		335

	Oil, Gas & Consumable Fuels — 1.3%
1	ConocoPhillips	58
2	EOG Resources, Inc.	111
1	Valero Energy Corp.	81

		250

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.7%
2	Weyerhaeuser Co.	143

	Pharmaceuticals — 3.7%
1	Abbott Laboratories	43
1	Adams Respiratory Therapeutics, Inc. (a)	27
3	Adolor Corp. (a)	62
1	Merck & Co., Inc.	52
6	Schering-Plough Corp.	113
5	Sepracor, Inc. (a)	262
3	Wyeth	145

		704

	Real Estate Investment Trusts (REITs) — 13.4%
6	Apartment Investment & Management Co. REIT	274
4	Archstone-Smith Trust REIT	205
4	Brandywine Realty Trust REIT	139
3	BRE Properties, Inc. REIT	158
2	Global Signal, Inc. REIT	73
14	Host Hotels & Resorts, Inc. REIT	289
4	Kilroy Realty Corp. REIT	303
4	Mack-Cali Realty Corp. REIT	188
5	Pennsylvania REIT	189
2	Post Properties, Inc. REIT	86
6	ProLogis REIT	305
3	Reckson Associates Realty Corp. REIT	138
3	Simon Property Group, Inc. REIT	231

		2,578

	Road & Rail — 3.4%
4	CSX Corp.	261
9	Norfolk Southern Corp.	391

		652

	Semiconductors & Semiconductor Equipment — 3.5%
1	Altera Corp. (a)	12
4	Broadcom Corp., Class A (a)	98
2	Intersil Corp., Class A	45
1	KLA-Tencor Corp.	51
5	Linear Technology Corp.	172
4	Marvell Technology Group Ltd. (Bermuda) (a)	82
12	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	105
5	Xilinx, Inc.	97

		662

	Software — 0.4%
6	Oracle Corp. (a)	82

	Specialty Retail — 2.7%
2	Abercrombie & Fitch Co.	96
5	Advance Auto Parts, Inc.	139
1	Best Buy Co., Inc.	50
-(h)	J Crew Group, Inc. (a)	8
8	Staples, Inc.	177
2	TJX Cos., Inc.	39

		509

	Textiles, Apparel & Luxury Goods — 0.4%
3	Coach, Inc. (a)	83

	Thrifts & Mortgage Finance — 1.6%
3	Countrywide Financial Corp.	93
3	Freddie Mac	156
3	New York Community Bancorp, Inc.	53

		302

	Tobacco — 2.1%
5	Altria Group, Inc.	400

	Wireless Telecommunication Services — 0.4%
1	SBA Communications Corp., Class A (a)	26
3	Sprint Nextel Corp.	54

		80

	Total Common Stocks (Cost $15,625)	18,293

	Short Term Investments — 5.4%
	Investment Company — 5.3%
1,021	JPMorgan Prime Money Market Fund (b) (m)	1,021

Principal Amount ($)

	U.S. Government Agency — 0.1%
20	U.S. Treasury Notes, 3.63%, 06/30/07 (k)	20

	Total Short-Term Investments (Cost $1,041)	1,041

	Total Long Positions — 100.6% (Cost $16,666)	19,334
	Liabilities in Excess of Other Assets — (0.6)%	(112)

	Net Assets — 100.0%	$19,222

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short Positions — 93.6%
	Common Stocks — 93.6%
	Aerospace & Defense — 1.4%
5	Rockwell Collins, Inc.	267

	Air Freight & Logistics — 0.7%
2	United Parcel Service, Inc., Class B	138

	Automobiles — 0.6%
3	General Motors Corp.	110

	Beverages — 0.5%
2	Anheuser-Busch Cos., Inc.	87

	Biotechnology — 0.7%
1	Genentech, Inc. (a)	40
5	Human Genome Sciences, Inc. (a)	46
5	Millennium Pharmaceuticals, Inc. (a)	48

		134

	Capital Markets — 4.2%
4	Charles Schwab Corp. (The)	57
3	E*Trade Financial Corp. (a)	65
3	Federated Investors, Inc., Class B	90
7	Janus Capital Group, Inc.	118
7	Lehman Brothers Holdings, Inc.	468

		798

	Chemicals — 3.3%
2	H.B. Fuller Co.	88
13	Huntsman Corp. (a)	211
16	Nalco Holding Co. (a)	266
3	Westlake Chemical Corp.	74

		639

	Commercial Banks — 9.2%
5	Bancorpsouth, Inc.	139
3	Commerce Bancorp, Inc.	88
5	Commerce Bancshares, Inc.	275
2	Cullen/Frost Bankers, Inc.	141
3	East West Bancorp, Inc.	113
12	Fulton Financial Corp.	197
1	Hancock Holding Co.	57
1	M&T Bank Corp.	85
2	PNC Financial Services Group, Inc.	156
10	Sky Financial Group, Inc.	236
3	TD Banknorth, Inc.	81
5	Valley National Bancorp	127
2	Whitney Holding Corp.	65

		1,760

	Commercial Services & Supplies — 0.4%
3	Waste Management, Inc.	86

	Communications Equipment — 1.2%
10	Avaya, Inc. (a)	93
67	Nortel Networks Corp. (Canada) (a)	131

		224

	Computers & Peripherals — 0.9%
6	Dell, Inc.	128
1	Lexmark International, Inc., Class A (a)	43
1	Western Digital Corp. (a)	9

		180

	Diversified Financial Services — 0.6%
2	Moody’s Corp.	115

	Diversified Telecommunication Services — 0.0% (g)
-(h)	Windstream Corp.	1

	Electric Utilities — 5.1%
5	Exelon Corp.	272
6	Progress Energy, Inc.	270
13	Reliant Energy, Inc. (a)	166
8	Southern Co. (The)	270

		978

	Electrical Equipment — 2.4%
4	Agilent Technologies, Inc. (a)	114
4	Emerson Electric Co.	300
1	Rockwell Automation, Inc.	50

		464

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 2.1%
1	Baker Hughes, Inc.	96
1	Diamond Offshore Drilling, Inc.	63
3	Patterson-UTI Energy, Inc.	82
1	Pride International, Inc. (a)	30
1	Smith International, Inc.	49
1	Transocean, Inc. (Cayman Islands) (a)	85

		405

	Food & Staples Retailing — 2.1%
1	Costco Wholesale Corp.	69
5	Kroger Co. (The)	117
3	Wal-Mart Stores, Inc.	142
1	Walgreen Co.	33
1	Whole Foods Market, Inc.	40

		401

	Food Products — 3.9%
1	Bunge Ltd.	71
3	Campbell Soup Co.	117
4	Hershey Foods Corp. (The)	209
-(h)	HJ Heinz Co.	17
18	Sara Lee Corp.	297
1	Wm. Wrigley Jr. Co.	46

		757

	Health Care Equipment & Supplies — 0.6%
2	Bausch & Lomb, Inc.	71
2	Biomet, Inc.	53

		124

	Health Care Providers & Services — 1.6%
-(h)	Cigna Corp.	9
2	Express Scripts, Inc. (a)	185
1	Laboratory Corp. of America Holdings (a)	90
5	Tenet Healthcare Corp. (a)	27

		311

	Hotels, Restaurants & Leisure — 2.2%
2	Cheesecake Factory, Inc. (The) (a)	55
-(h)	Choice Hotels International, Inc.	13
1	Darden Restaurants, Inc.	37
1	Four Seasons Hotels, Inc. (Canada)	66
1	Harrah’s Entertainment, Inc.	54
2	OSI Restaurant Partners, Inc.	52
2	PF Chang’s China Bistro, Inc. (a)	63
2	Starbucks Corp. (a)	55
-(h)	Station Casinos, Inc.	22

		417

	Household Durables — 1.8%
2	Black & Decker Corp.	106
4	KB Home	166
1	Whirlpool Corp.	69

		341

	Household Products — 0.8%
3	Colgate-Palmolive Co.	148

	Independent Power Producers & Energy Traders — 1.1%
4	Constellation Energy Group, Inc.	209

	Insurance — 7.5%
9	American International Group, Inc.	558
6	Bristol West Holdings, Inc.	84
5	Brown & Brown, Inc.	147
2	Cincinnati Financial Corp.	71
1	Markel Corp. (a)	204
4	Marsh & McLennan Cos., Inc.	111
5	Principal Financial Group	265

		1,440

	IT Services — 1.6%
1	Accenture Ltd., Class A (Bermuda)	41
1	Computer Sciences Corp. (a)	37
4	Electronic Data Systems Corp.	95
3	MasterCard, Inc., Class A (a)	138

		311

	Life Sciences Tools & Services — 0.2%
1	Covance, Inc. (a)	32

	Machinery — 1.0%
1	Caterpillar, Inc.	92
2	ITT Corp.	101

		193

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares		Security Description	Value ($)

		Media — 2.3%
15		Interpublic Group of Cos., Inc. (a)	126
3		McGraw-Hill Cos., Inc. (The)	191
4		Tribune Co.	128

			445

		Multi-Utilities — 0.5%
8		CenterPoint Energy, Inc.	104

		Office Electronics — 0.2%
3		Xerox Corp. (a)	44

		Oil, Gas & Consumable Fuels — 1.4%
1		Aventine Renewable Energy Holdings, Inc. (a)	35
2		Pioneer Natural Resources Co.	91
1		Sunoco, Inc.	76
3		VeraSun Energy Corp. (a)	69

			271

		Paper & Forest Products — 1.4%
13		Louisiana-Pacific Corp.	260

		Personal Products — 0.1%
-(h	)	Estee Lauder Cos., Inc. (The), Class A	15

		Pharmaceuticals — 3.6%
11		Bristol-Myers Squibb Co.	273
1		Eli Lilly & Co.	63
5		Johnson & Johnson	300
3		Pfizer, Inc.	65

			701

		Real Estate Investment Trusts (REITs) — 13.5%
13		BioMed Realty Trust, Inc. REIT	379
3		Camden Property Trust REIT	222
5		Developers Diversified Realty Corp. REIT	280
2		Duke Realty Corp. REIT	74
10		Education Realty Trust, Inc. REIT	158
10		Equity Office Properties Trust REIT	390
7		Equity Residential REIT	312
9		Maguire Properties, Inc. REIT	329
4		Public Storage, Inc. REIT	321
1		SL Green Realty Corp. REIT	137

			2,602

		Road & Rail — 2.2%
6		Heartland Express, Inc.	93
7		Knight Transportation, Inc.	112
2		Union Pacific Corp.	128
5		Werner Enterprises, Inc.	97

			430

		Semiconductors & Semiconductor Equipment — 4.6%
6		Agere Systems, Inc. (a)	80
5		Analog Devices, Inc.	152
7		Intel Corp.	130
2		Lam Research Corp. (a)	87
9		LSI Logic Corp. (a)	75
4		Microchip Technology, Inc.	113
8		Micron Technology, Inc. (a)	128
5		National Semiconductor Corp.	114

			879

		Specialty Retail — 2.5%
2		AutoZone, Inc. (a)	132
4		Gap, Inc. (The)	63
4		Home Depot, Inc.	135
2		Office Depot, Inc. (a)	54
2		Tiffany & Co.	54
3		Urban Outfitters, Inc.	39

			477

		Thrifts & Mortgage Finance — 2.9%
2		Downey Financial Corp.	139
2		Fannie Mae	72
6		Sovereign Bancorp, Inc.	130
5		Webster Financial Corp.	217

			558

		Wireless Telecommunication Services — 0.7%
2		Alltel Corp.	127

		Total Short Positions — 93.6% (Proceeds $18,666)	$17,983

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Number of Contracts	Description	Expiration Date	Notional Value at 07/31/06 (USD)	Unrealized Depreciation (USD)

Short Futures Outstanding
(5)	S&P 500 Index	September, 2006	$ (320)	$ (4)

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
USD	United States Dollar

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,934
Aggregate gross unrealized depreciation	(266)

Net unrealized appreciation/depreciation	$2,668

Federal income tax cost of investments	$16,666

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 95.1% (j)
	Common Stocks — 95.1%
	Aerospace & Defense — 1.3%
5	General Dynamics Corp.	332
27	Goodrich Corp.	1,072
87	Honeywell International, Inc.	3,351
12	Lockheed Martin Corp.	982

		5,737

	Air Freight & Logistics — 0.6%
26	FedEx Corp.	2,699
- (h)	United Parcel Service, Inc., Class B	2

		2,701

	Airlines — 0.5%
34	Airtran Holdings, Inc. (a)	421
115	Southwest Airlines Co.	2,071

		2,492

	Auto Components — 0.3%
89	ArvinMeritor, Inc.	1,457
1	Johnson Controls, Inc.	69
- (h)	Lear Corp.	1
- (h)	Modine Manufacturing Co.	5

		1,532

	Automobiles — 0.5%
42	General Motors Corp.	1,361
19	Harley-Davidson, Inc.	1,084

		2,445

	Beverages — 0.9%
25	Anheuser-Busch Cos., Inc.	1,223
15	Coca-Cola Co. (The)	681
21	Coca-Cola Enterprises, Inc.	448
50	Pepsi Bottling Group, Inc.	1,652

		4,004

	Biotechnology — 1.4%
27	Amgen, Inc. (a)	1,913
15	Biogen Idec, Inc. (a)	650
19	Genzyme Corp. (a)	1,316
24	Gilead Sciences, Inc. (a)	1,474
50	MedImmune, Inc. (a)	1,278

		6,631

	Building Products — 0.0% (g)
- (h)	American Standard Cos., Inc.	1

	Capital Markets — 3.3%
20	A.G. Edwards, Inc.	1,070
37	Bank of New York Co., Inc. (The)	1,233
52	Charles Schwab Corp. (The)	820
18	E*Trade Financial Corp. (a)	422
81	Federated Investors, Inc., Class B	2,521
16	Franklin Resources, Inc.	1,477
8	Janus Capital Group, Inc.	134
18	Jefferies Group, Inc.	467
- (h)	Legg Mason, Inc.	13
11	Mellon Financial Corp.	385
20	Merrill Lynch & Co., Inc.	1,428
9	Northern Trust Corp.	504
22	Raymond James Financial, Inc.	642
15	State Street Corp.	899
6	T. Rowe Price Group, Inc.	252
133	Waddell & Reed Financial, Inc.	2,889

		15,156

	Chemicals — 3.1%
14	Air Products & Chemicals, Inc.	927
30	Airgas, Inc.	1,093
12	Albemarle Corp.	580
14	Ashland, Inc.	960
55	Cytec Industries, Inc.	2,934
42	Dow Chemical Co. (The)	1,462
6	Eastman Chemical Co.	312
47	Hercules, Inc. (a)	658
24	Lubrizol Corp.	1,030
101	Lyondell Chemical Co.	2,245
32	Olin Corp.	515
- (h)	PPG Industries, Inc.	25
4	Praxair, Inc.	214
11	Rohm & Haas Co.	510
- (h)	Tronox, Inc., Class B	1

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

40	Valspar Corp.	981

		14,447

	Commercial Banks — 2.7%
16	Associated Banc-Corp.	504
2	Bank of Hawaii Corp.	80
1	City National Corp.	80
12	Colonial BancGroup, Inc. (The)	310
9	Comerica, Inc.	527
1	Compass Bancshares, Inc.	47
- (h)	Fifth Third Bancorp	- (h)
- (h)	FirstMerit Corp.	8
4	Greater Bay Bancorp	123
2	Huntington Bancshares, Inc.	46
4	Keycorp	144
32	Mercantile Bankshares Corp.	1,125
22	PNC Financial Services Group, Inc.	1,554
5	SunTrust Banks, Inc.	425
12	SVB Financial Group (a)	535
43	Synovus Financial Corp.	1,214
- (h)	TCF Financial Corp.	8
58	Wachovia Corp.	3,084
- (h)	Wells Fargo & Co.	22
31	Zions Bancorp	2,520

		12,356

	Commercial Services & Supplies — 2.8%
139	Allied Waste Industries, Inc. (a)	1,413
2	Banta Corp.	85
105	Cendant Corp.	1,582
7	Cintas Corp.	247
68	Corinthian Colleges, Inc. (a)	912
2	Corporate Executive Board Co.	226
89	Deluxe Corp.	1,518
20	Equifax, Inc.	640
114	Herman Miller, Inc.	3,246
39	Monster Worldwide, Inc. (a)	1,549
- (h)	Pitney Bowes, Inc.	8
13	Robert Half International, Inc.	419
24	Waste Management, Inc.	815

		12,660

	Communications Equipment — 2.0%
93	ADC Telecommunications, Inc. (a)	1,143
32	Adtran, Inc.	694
56	Avaya, Inc. (a)	519
22	Avocent Corp. (a)	557
13	F5 Networks, Inc. (a)	604
23	Harris Corp.	1,039
35	Juniper Networks, Inc. (a)	464
38	Motorola, Inc.	868
26	Polycom, Inc. (a)	585
60	QUALCOMM, Inc.	2,108
61	Tellabs, Inc. (a)	571
21	Utstarcom, Inc. (a)	176

		9,328

	Computers & Peripherals — 1.8%
5	Apple Computer, Inc. (a)	367
123	EMC Corp. (a)	1,246
24	Hewlett-Packard Co.	764
4	Imation Corp.	147
10	International Business Machines Corp.	805
29	Lexmark International, Inc., Class A (a)	1,594
72	Network Appliance, Inc. (a)	2,152
64	Western Digital Corp. (a)	1,124

		8,199

	Construction & Engineering — 0.7%
46	Granite Construction, Inc.	2,022
15	Jacobs Engineering Group, Inc. (a)	1,252

		3,274

	Construction Materials — 0.2%
2	Florida Rock Industries, Inc.	84
8	Martin Marietta Materials, Inc.	638

		722

	Consumer Finance — 0.8%
15	American Express Co.	780
77	AmeriCredit Corp. (a)	1,882
12	Capital One Financial Corp.	960

		3,622

	Containers & Packaging — 0.6%
8	Packaging Corp. of America	174
19	Pactiv Corp. (a)	462
46	Temple-Inland, Inc.	1,976

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

		2,612

	Diversified Consumer Services — 0.6%
56	Career Education Corp. (a)	1,585
7	H&R Block, Inc.	169
7	Laureate Education, Inc. (a)	316
15	Regis Corp.	499

		2,569

	Diversified Financial Services — 1.5%
50	Bank of America Corp.	2,602
73	CIT Group, Inc.	3,333
14	Moody’s Corp.	760

		6,695

	Diversified Telecommunication Services — 1.5%
57	AT&T, Inc.	1,719
9	Citizens Communications Co.	117
74	Embarq Corp. (a)	3,362
47	Verizon Communications, Inc.	1,601
4	Windstream Corp.	49

		6,848

	Electric Utilities — 3.1%
63	Allegheny Energy, Inc. (a)	2,577
79	American Electric Power Co., Inc.	2,838
71	Edison International	2,929
32	Entergy Corp.	2,459
2	FirstEnergy Corp.	112
12	Pepco Holdings, Inc.	285
61	Pinnacle West Capital Corp.	2,616
16	PPL Corp.	542
3	Westar Energy, Inc.	72

		14,430

	Electrical Equipment — 0.5%
- (h)	Cooper Industries Ltd. Class A	34
15	Emerson Electric Co.	1,207
1	Rockwell Automation, Inc.	87
10	Roper Industries, Inc.	439
9	Thomas & Betts Corp. (a)	416

		2,183

	Electronic Equipment & Instruments — 1.2%
2	Agilent Technologies, Inc. (a)	51
3	Avnet, Inc. (a)	47
17	CDW Corp.	989
21	Ingram Micro, Inc. Class A (a)	369
46	Jabil Circuit, Inc.	1,055
11	Plexus Corp. (a)	268
35	Tech Data Corp. (a)	1,285
1	Tektronix, Inc.	19
108	Vishay Intertechnology, Inc. (a)	1,514

		5,597

	Energy Equipment & Services — 1.3%
19	BJ Services Co.	673
9	ENSCO International, Inc.	428
24	Grant Prideco, Inc. (a)	1,070
23	Helmerich & Payne, Inc.	626
16	Patterson-UTI Energy, Inc.	466
8	Pride International, Inc. (a)	242
51	Tidewater, Inc.	2,452

		5,957

	Food & Staples Retailing — 1.2%
20	CVS Corp.	647
137	Kroger Co. (The)	3,130
47	Supervalu, Inc.	1,270
15	Wal-Mart Stores, Inc.	669

		5,716

	Food Products — 1.9%
47	General Mills, Inc.	2,440
32	HJ Heinz Co.	1,323
8	Hormel Foods Corp.	304
26	JM Smucker Co. (The)	1,143
22	McCormick & Co., Inc. (Non-Voting)	773
19	Sara Lee Corp.	324
78	Smithfield Foods, Inc. (a)	2,222

		8,529

	Gas Utilities — 0.6%
3	AGL Resources, Inc.	98
67	Oneok, Inc.	2,481
4	Questar Corp.	386

		2,965

	Health Care Equipment & Supplies — 3.0%
26	Baxter International, Inc.	1,084
39	Beckman Coulter, Inc.	2,261

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Becton, Dickinson & Co.	824
49	Biomet, Inc.	1,615
19	Cytyc Corp. (a)	475
20	Edwards Lifesciences Corp. (a)	871
7	Fisher Scientific International, Inc. (a)	545
12	Gen-Probe, Inc. (a)	619
24	Hospira, Inc. (a)	1,056
104	Steris Corp.	2,400
1	Varian Medical Systems, Inc. (a)	23
32	Zimmer Holdings, Inc. (a)	2,046

		13,819

	Health Care Providers & Services — 3.3%
1	Aetna, Inc.	22
14	AmerisourceBergen Corp.	605
19	Apria Healthcare Group, Inc. (a)	327
9	Caremark Rx, Inc.	486
2	Cigna Corp.	182
27	Coventry Health Care, Inc. (a)	1,428
13	Health Management Associates, Inc., Class A	275
11	Health Net, Inc. (a)	471
32	Humana, Inc. (a)	1,785
9	Laboratory Corp. of America Holdings (a)	555
48	Lincare Holdings, Inc. (a)	1,665
49	McKesson Corp.	2,483
57	Triad Hospitals, Inc. (a)	2,225
45	Universal Health Services, Inc., Class B	2,526

		15,035

	Hotels, Restaurants & Leisure — 2.6%
28	Bob Evans Farms, Inc.	781
53	Boyd Gaming Corp.	1,770
56	Brinker International, Inc.	1,823
14	CBRL Group, Inc.	442
84	Darden Restaurants, Inc.	2,854
7	Harrah’s Entertainment, Inc.	427
34	International Speedway Corp., Class A	1,551
26	McDonald’s Corp.	926
48	Ruby Tuesday, Inc.	1,055
1	Starwood Hotels & Resorts Worldwide, Inc.	32
4	Yum! Brands, Inc.	193

		11,854

	Household Durables — 1.0%
30	Beazer Homes USA, Inc.	1,245
- (h)	Centex Corp.	14
- (h)	Harman International Industries, Inc.	3
7	KB Home	277
62	Leggett & Platt, Inc.	1,418
5	Stanley Works (The)	231
6	Toll Brothers, Inc. (a)	147
65	Tupperware Brands Corp.	1,114

		4,449

	Household Products — 0.9%
27	Energizer Holdings, Inc. (a)	1,719
47	Procter & Gamble Co.	2,617

		4,336

	Independent Power Producers & Energy Traders — 0.2%
50	AES Corp. (The) (a)	992

	Industrial Conglomerates — 0.5%
4	3M Co.	292
36	Teleflex, Inc.	2,050
1	Textron, Inc.	72

		2,414

	Insurance — 3.0%
5	Allstate Corp. (The)	261
34	American Financial Group, Inc.	1,424
70	AON Corp.	2,407
3	Brown & Brown, Inc.	97
23	Chubb Corp.	1,183
20	Cincinnati Financial Corp.	930
15	First American Corp.	553
25	Genworth Financial, Inc.	855
17	Hartford Financial Services Group, Inc.	1,431
- (h)	HCC Insurance Holdings, Inc.	3
- (h)	Mercury General Corp.	22
33	Metlife, Inc.	1,707
8	Ohio Casualty Corp.	207
2	Old Republic International Corp.	36
11	Protective Life Corp.	504
90	UnumProvident Corp.	1,459
21	W.R. Berkley Corp.	743

		13,822

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Internet Software & Services — 1.5%
132	eBay, Inc. (a)	3,187
8	Google, Inc., Class A (a)	3,056
24	VeriSign, Inc. (a)	433

		6,676

	IT Services — 2.1%
8	Acxiom Corp.	201
2	Affiliated Computer Services, Inc., Class A (a)	92
26	BISYS Group, Inc. (The) (a)	324
41	Computer Sciences Corp. (a)	2,164
22	Convergys Corp. (a)	427
49	CSG Systems International, Inc. (a)	1,280
14	DST Systems, Inc. (a)	794
3	Electronic Data Systems Corp.	61
49	First Data Corp.	2,019
16	Fiserv, Inc. (a)	681
6	MPS Group, Inc. (a)	82
9	Paychex, Inc.	325
1	Sabre Holdings Corp., Class A	10
35	SRA International, Inc., Class A (a)	847
21	Unisys Corp. (a)	109

		9,416

	Leisure Equipment & Products — 0.0% (g)
- (h)	Hasbro, Inc.	3

	Life Sciences Tools & Services — 1.1%
52	Applera Corp.- Applied Biosystems Group	1,677
10	Charles River Laboratories International, Inc. (a)	366
29	Invitrogen Corp. (a)	1,809
25	PerkinElmer, Inc.	445
14	Waters Corp. (a)	566

		4,863

	Machinery — 3.1%
1	AGCO Corp. (a)	30
1	Caterpillar, Inc.	39
7	Crane Co.	273
3	Cummins, Inc.	293
7	Dover Corp.	316
47	Eaton Corp.	3,038
25	Flowserve Corp. (a)	1,296
- (h)	Graco, Inc.	1
9	Harsco Corp.	717
38	Illinois Tool Works, Inc.	1,724
11	ITT Industries, Inc.	535
13	Kennametal, Inc.	683
7	Navistar International Corp. (a)	152
16	Nordson Corp.	715
4	Oshkosh Truck Corp.	191
24	PACCAR, Inc.	1,964
17	Parker-Hannifin Corp.	1,205
17	Pentair, Inc.	488
24	Timken Co.	776

		14,436

	Media — 1.8%
127	Belo Corp., Class A	2,049
27	Comcast Corp., Class A (a)	915
6	Gannett Co., Inc.	292
23	Harte-Hanks, Inc.	556
45	Lee Enterprises, Inc.	1,124
3	McGraw-Hill Cos., Inc. (The)	161
9	Media General, Inc., Class A	320
15	Meredith Corp.	732
29	News Corp., Class A	556
8	Omnicom Group, Inc.	672
- (h)	Scholastic Corp. (a)	3
26	Viacom, Inc., Class B (a)	903

		8,283

	Metals & Mining — 2.3%
74	Commercial Metals Co.	1,676
33	Freeport-McMoRan Copper & Gold, Inc., Class B	1,784
30	Nucor Corp.	1,609
18	Phelps Dodge Corp.	1,582
17	Steel Dynamics, Inc.	1,007
44	United States Steel Corp.	2,754

		10,412

	Multi-Utilities — 1.9%
45	CenterPoint Energy, Inc.	619
- (h)	Dominion Resources, Inc.	31
58	Duke Energy Corp	1,770
41	Energy East Corp.	986
22	NiSource, Inc.	510

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6	NSTAR	196
1	OGE Energy Corp.	23
28	PG&E Corp.	1,152
137	Puget Energy, Inc.	3,053
2	SCANA Corp.	84
1	Vectren Corp.	36
2	Wisconsin Energy Corp.	68
- (h)	Xcel Energy, Inc.	6

		8,534

	Multiline Retail — 2.6%
195	Big Lots, Inc. (a)	3,145
31	Dollar Tree Stores, Inc. (a)	813
84	Family Dollar Stores, Inc.	1,914
60	Kohl’s Corp. (a)	3,423
164	Saks, Inc.	2,641

		11,936

	Oil, Gas & Consumable Fuels — 2.7%
28	Anadarko Petroleum Corp.	1,289
6	Arch Coal, Inc.	243
13	Chesapeake Energy Corp.	429
8	Chevron Corp.	505
17	ConocoPhillips	1,195
77	El Paso Corp.	1,231
7	EOG Resources, Inc.	545
13	Forest Oil Corp. (a)	419
4	Hess Corp.	207
- (h)	Newfield Exploration Co. (a)	15
3	Occidental Petroleum Corp.	361
33	Overseas Shipholding Group, Inc.	2,153
4	Peabody Energy Corp.	213
33	Pogo Producing Co.	1,465
16	Valero Energy Corp.	1,064
- (h)	Western Gas Resources, Inc.	26
22	XTO Energy, Inc.	1,046

		12,406

	Paper & Forest Products — 0.6%
37	International Paper Co.	1,270
34	Louisiana-Pacific Corp.	682
36	MeadWestvaco Corp.	947

		2,899

	Personal Products — 0.2%
21	Estee Lauder Cos., Inc., (The) Class A	792

	Pharmaceuticals — 3.4%
45	Abbott Laboratories	2,130
69	Barr Pharmaceuticals, Inc. (a)	3,415
4	Johnson & Johnson	244
27	Merck & Co., Inc.	1,086
130	Perrigo Co.	2,057
127	Pfizer, Inc.	3,297
1	Valeant Pharmaceuticals International	22
148	Watson Pharmaceuticals, Inc. (a)	3,310
2	Wyeth	116

		15,677

	Real Estate Investment Trusts (REITs) — 0.7%
2	AMB Property Corp. REIT	110
6	Apartment Investment & Management Co. REIT	279
2	Highwoods Properties, Inc. REIT	71
5	Hospitality Properties Trust REIT	225
1	Liberty Property Trust REIT	61
21	Mack-Cali Realty Corp. REIT	1,016
1	New Plan Excel Realty Trust REIT	36
8	Plum Creek Timber Co., Inc. REIT	287
39	Potlatch Corp. REIT	1,340

		3,425

	Road & Rail — 1.8%
5	Burlington Northern Santa Fe Corp.	318
65	Con-way, Inc.	3,199
4	CSX Corp.	251
11	Ryder System, Inc.	539
31	Swift Transportation Co., Inc. (a)	839
39	Union Pacific Corp.	3,319

		8,465

	Semiconductors & Semiconductor Equipment — 3.7%
116	Advanced Micro Devices, Inc. (a)	2,256
32	Analog Devices, Inc.	1,042
14	Freescale Semiconductor, Inc., Class B (a)	385
47	Intersil Corp., Class A	1,095
28	Lam Research Corp. (a)	1,178
198	LSI Logic Corp. (a)	1,621
1	Maxim Integrated Products, Inc.	27

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

39	MEMC Electronic Materials, Inc. (a)	1,178
59	Micrel, Inc. (a)	634
1	Microchip Technology, Inc.	35
186	Micron Technology, Inc. (a)	2,902
126	National Semiconductor Corp.	2,934
2	NVIDIA Corp. (a)	38
20	Semtech Corp. (a)	258
89	Teradyne, Inc. (a)	1,164
10	Texas Instruments, Inc.	301
- (h)	Xilinx, Inc.	8

		17,056

	Software — 3.2%
79	Activision, Inc. (a)	942
90	BMC Software, Inc. (a)	2,096
19	Citrix Systems, Inc. (a)	604
325	Compuware Corp. (a)	2,269
46	Fair Isaac Corp.	1,547
97	Intuit, Inc. (a)	2,984
31	Macrovision Corp. (a)	616
- (h)	McAfee, Inc. (a)	1
47	Mentor Graphics Corp. (a)	650
20	Oracle Corp. (a)	305
32	Parametric Technology Corp. (a)	499
55	Sybase, Inc. (a)	1,155
67	Symantec Corp. (a)	1,171
4	Wind River Systems, Inc. (a)	32

		14,871

	Specialty Retail — 7.0%
3	Abercrombie & Fitch Co.	154
81	Advance Auto Parts, Inc.	2,458
62	American Eagle Outfitters, Inc.	2,053
8	AnnTaylor Stores Corp. (a)	342
77	Autonation, Inc. (a)	1,524
36	AutoZone, Inc. (a)	3,155
31	Bed Bath & Beyond, Inc. (a)	1,053
30	Chico’s FAS, Inc. (a)	674
17	Circuit City Stores, Inc.	416
54	Claire’s Stores, Inc.	1,344
195	Gap, Inc. (The)	3,380
91	Home Depot, Inc.	3,151
105	Lowe’s Cos., Inc.	2,977
7	Michaels Stores, Inc.	288
30	Office Depot, Inc. (a)	1,076
12	OfficeMax, Inc.	507
114	Payless Shoesource, Inc. (a)	2,958
23	Petsmart, Inc.	544
146	RadioShack Corp.	2,355
32	Rent-A-Center, Inc. (a)	862
33	Ross Stores, Inc.	825
3	Staples, Inc.	73

		32,169

	Textiles, Apparel & Luxury Goods — 1.0%
53	Jones Apparel Group, Inc.	1,582
33	Nike, Inc., Class B	2,613
10	Polo Ralph Lauren Corp.	579

		4,774

	Thrifts & Mortgage Finance — 1.0%
18	Countrywide Financial Corp.	633
27	First Niagara Financial Group, Inc.	394
24	Freddie Mac	1,365
21	MGIC Investment Corp.	1,171
4	PMI Group, Inc. (The)	177
7	Radian Group, Inc.	419
19	Washington Federal, Inc.	426

		4,585

	Tobacco — 0.5%
16	Altria Group, Inc.	1,304
23	UST, Inc.	1,165

		2,469

	Trading Companies & Distributors — 1.1%
73	MSC Industrial Direct Co.	2,993
78	United Rentals, Inc. (a)	2,179

		5,172

	Wireless Telecommunication Services — 0.4%
83	Sprint Nextel Corp.	1,652

	Total Long-Term Investments
	(Cost $436,327)	437,100

	Short Term Investment — 5.2%
	Investment Company — 5.2%
23,620	JPMorgan Prime Money Market Fund (b) (Cost $23,620)	23,620

	Total Long Positions — 100.3% Cost ($459,947)	460,720
	Liabilities in Excess of Other Assets — (0.3)%	(1,231)

	Net Assets — 100.0%	$459,489

	Percentages indicated are based on net assets.

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short Positions — 94.9%
	Common Stocks — 94.9%
	Aerospace & Defense — 1.5%
3,100	Boeing Co.	240
12,478	L-3 Communications Holdings, Inc.	919
2,907	Northrop Grumman Corp.	193
7,881	Precision Castparts Corp.	470
13,096	Raytheon Co.	590
20,481	Rockwell Collins, Inc.	1,093
53,400	United Technologies Corp.	3,321

		6,826

	Air Freight & Logistics — 0.3%
15,127	CH Robinson Worldwide, Inc.	692
18,158	Expeditors International of Washington, Inc.	826

		1,518

	Airlines — 0.1%
4,882	Alaska Air Group, Inc. (a)	181
11,194	JetBlue Airways Corp. (a)	120

		301

	Auto Components — 0.9%
10,056	BorgWarner, Inc.	603
111,886	Gentex Corp.	1,493
165,149	Goodyear Tire & Rubber Co. (The) (a)	1,817

		3,913

	Automobiles — 0.2%
155,196	Ford Motor Co.	1,035
2,098	Thor Industries, Inc.	90

		1,125

	Beverages — 1.2%
85,119	Constellation Brands, Inc., Class A (a)	2,082
52,616	PepsiCo, Inc.	3,335

		5,417

	Biotechnology — 1.0%
35,778	Cephalon, Inc. (a)	2,352
24,042	Millennium Pharmaceuticals, Inc. (a)	236
46,536	PDL BioPharma, Inc. (a)	838
40,221	Vertex Pharmaceuticals, Inc. (a)	1,348

		4,774

	Building Products — 0.4%
62,998	Masco Corp.	1,684

	Capital Markets — 3.7%
11,069	Ameriprise Financial, Inc.	494
22,768	Bear Stearns Cos., Inc. (The)	3,230
75,253	Eaton Vance Corp.	1,863
5,035	Goldman Sachs Group, Inc.	769
37,880	Investors Financial Services Corp.	1,698
51,443	Lehman Brothers Holdings, Inc.	3,341
50,284	Morgan Stanley	3,344
45,448	SEI Investments Co.	2,221

		16,960

	Chemicals — 2.4%
27,966	Cabot Corp.	931
182,194	Chempura Corp.	1,569
48,510	Ecolab, Inc.	2,089
61,701	El Du Pont de Nemours & Co.	2,447
34,805	FMC Corp.	2,147
2,425	International Flavors & Fragrances, Inc.	90
14,427	RPM International, Inc.	270
38,833	Scotts Miracle-Gro Co. (The), Class A	1,523

		11,066

	Commercial Banks — 3.3%
13,921	Cathay General Bancorp	512
96,241	Commerce Bancorp, Inc.	3,269
32,971	First Horizon National Corp.	1,381
23,440	M&T Bank Corp.	2,858
91,870	National City Corp.	3,307
57,778	Regions Financial Corp.	2,097
5,766	U.S. Bancorp	185
30,210	Westamerica Bancorp	1,453

		15,062

	Commercial Services & Supplies — 1.7%
2,886	Adesa, Inc.	59

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

7,880	Avery Dennison Corp.	462
27,165	ChoicePoint, Inc. (a)	928
4,827	Copart, Inc. (a)	129
11,200	Dun & Bradstreet Corp. (a)	747
20,542	HNI Corp.	834
34,759	Mine Safety Appliances Co.	1,381
60,936	Navigant Consulting, Inc. (a)	1,163
4,700	Republic Services, Inc.	189
7,931	Rollins, Inc.	167
27,324	Stericycle, Inc. (a)	1,836

		7,895

	Communications Equipment — 0.7%
46,628	Cisco Systems, Inc. (a)	832
13,366	CommScope, Inc. (a)	417
57,981	Comverse Technology, Inc. (a)	1,124
15,075	Corning, Inc. (a)	288
27,924	Plantronics, Inc.	435
42,085	Powerwave Technologies, Inc. (a)	334

		3,430

	Computers & Peripherals — 1.6%
31,468	Dell, Inc. (a)	682
20,386	Diebold, Inc.	824
17,574	NCR Corp. (a)	565
223,125	Palm, Inc. (a)	3,327
60,628	QLogic Corp. (a)	1,060
17,710	SanDisk Corp. (a)	826

		7,284

	Construction & Engineering — 0.8%
24,841	Fluor Corp.	2,182
84,420	Quanta Services, Inc. (a)	1,347

		3,529

	Consumer Finance — 0.4%
39,318	SLM Corp.	1,978

	Containers & Packaging — 0.4%
42,518	Ball Corp.	1,628

	Distributors — 0.0% (g)
2,047	Genuine Parts Co.	85

	Diversified Consumer Services — 1.3%
36,816	ITT Educational Services, Inc. (a)	2,482
118,693	Sotheby’s Holdings, Inc., Class A (a)	3,280

		5,762

	Diversified Financial Services — 1.0%
68,606	Citigroup, Inc.	3,314
45,929	Leucadia National Corp.	1,265

		4,579

	Diversified Telecommunication Services — 0.5%
2,858	CenturyTel, Inc.	110
298,275	Qwest Communications International, Inc. (a)	2,383
- (h)	Windstream Corp.	- (h)

		2,493

	Electric Utilities — 4.3%
7,229	DPL, Inc.	201
52,469	DTE Energy Co.	2,221
69,498	Duquesne Light Holdings, Inc.	1,353
18,951	Exelon Corp.	1,097
21,145	FPL Group, Inc.	912
76,583	Great Plains Energy, Inc.	2,246
12,272	Hawaiian Electric Industries, Inc.	352
13,874	Idacorp, Inc.	517
95,031	Northeast Utilities	2,129
75,811	Progress Energy, Inc.	3,302
169,063	Sierra Pacific Resources (a)	2,443
82,665	Southern Co. (The)	2,792

		19,565

	Electrical Equipment — 0.4%
81,945	American Power Conversion Corp.	1,383
6,432	Ametek, Inc.	273

		1,656

	Electronic Equipment & Instruments — 1.0%
15,865	Amphenol Corp., Class A	889
28,513	Arrow Electronics, Inc. (a)	806
21,713	Molex, Inc.	689
37,519	National Instruments Corp.	1,041
111,935	Symbol Technologies, Inc.	1,237

		4,662

	Energy Equipment & Services — 0.8%
718	Baker Hughes, Inc.	57
8,300	Cameron International Corp. (a)	418
3,847	FMC Technologies, Inc. (a)	242
9,373	Halliburton Co.	313

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

78,849	Hanover Compressor Co. (a)	1,498
5,536	National Oilwell Varco, Inc. (a)	371
8	Noble Corp.	1
3,203	Rowan Cos., Inc.	109
10,080	Smith International, Inc.	449
1,620	Weatherford International Ltd. (a)	76

		3,534

	Food & Staples Retailing — 1.7%
48,440	BJ’s Wholesale Club, Inc. (a)	1,380
63,764	Costco Wholesale Corp.	3,364
9,540	Ruddick Corp.	233
8,180	Safeway, Inc.	230
31,728	Sysco Corp.	876
24,612	Walgreen Co.	1,151
12,168	Whole Foods Market, Inc.	700

		7,934

	Food Products — 2.1%
17,320	Archer-Daniels-Midland Co.	762
151,533	ConAgra Foods, Inc.	3,258
10,096	Dean Foods Co. (a)	379
53,817	Hershey Foods Corp. (The)	2,958
22,285	Kellogg Co.	1,073
8,900	Tootsie Roll Industries, Inc.	242
31,852	Tyson Foods, Inc., Class A	451
7,442	Wm. Wrigley Jr. Co.	341

		9,464

	Gas Utilities — 0.4%
6,577	Equitable Resources, Inc.	237
28,704	National Fuel Gas Co.	1,066
10,562	Nicor, Inc.	463
1,800	Peoples Energy Corp.	76

		1,842

	Health Care Equipment & Supplies — 3.0%
61,311	Advanced Medical Optics, Inc. (a)	3,020
50,392	Boston Scientific Corp. (a)	857
29,402	CR Bard, Inc.	2,087
18,919	Dentsply International, Inc.	592
21,383	Intuitive Surgical, Inc. (a)	2,036
61,687	Medtronic, Inc.	3,116
28,738	St. Jude Medical, Inc. (a)	1,060
20,021	Stryker Corp.	911

		13,679

	Health Care Providers & Services — 4.3%
3,329	Cardinal Health, Inc.	223
22,932	Express Scripts, Inc. (a)	1,766
43,508	Henry Schein, Inc. (a)	2,063
33,915	LifePoint Hospitals, Inc. (a)	1,142
37,265	Medco Health Solutions, Inc. (a)	2,211
32,381	Omnicare, Inc.	1,465
67,758	Patterson Cos., Inc. (a)	2,254
51,298	Quest Diagnostics, Inc.	3,084
205,379	Tenet Healthcare Corp. (a)	1,216
68,924	UnitedHealth Group, Inc.	3,297
24,487	VCA Antech, Inc. (a)	856
2,586	WellPoint, Inc. (a)	193

		19,770

	Hotels, Restaurants & Leisure — 1.9%
50,349	Applebee’s International, Inc.	894
21,008	Hilton Hotels Corp.	503
2,936	International Game Technology	113
55,581	Marriott International, Inc., Class A	1,955
55,442	OSI Restaurant Partners, Inc.	1,602
11,391	Starbucks Corp. (a)	390
55,245	Wendy’s International, Inc.	3,324

		8,781

	Household Durables — 2.1%
40,455	American Greetings Corp., Class A	911
11,650	D.R. Horton, Inc.	250
6,818	Fortune Brands, Inc.	494
49,181	Hovnanian Enterprises, Inc., Class A (a)	1,347
9,822	Lennar Corp., Class A	439
45,762	MDC Holdings, Inc.	1,997
11,503	Mohawk Industries, Inc. (a)	794
14,065	Newell Rubbermaid, Inc.	371
29,443	Pulte Homes, Inc.	839
47,155	Ryland Group, Inc.	1,926
1,549	Whirlpool Corp.	120

		9,488

	Household Products — 0.2%
8,400	Church & Dwight Co., Inc.	307

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

12,726	Kimberly-Clark Corp.	777

		1,084

	Industrial Conglomerates — 0.4%
63,030	General Electric Co.	2,060

	Insurance — 4.8%
17,341	Aflac, Inc.	765
32,282	American International Group, Inc.	1,959
16,045	AmerUs Group Co.	1,076
96,887	Arthur J. Gallagher & Co.	2,632
41,092	Hanover Insurance Group, Inc. (The)	1,902
53,593	Lincoln National Corp.	3,038
20,518	Loews Corp.	760
91,341	Marsh & McLennan Cos., Inc.	2,469
4,904	MBIA, Inc.	288
47,788	Principal Financial Group	2,581
50,591	Progressive Corp. (The)	1,224
26,907	Prudential Financial, Inc.	2,116
16,915	Safeco Corp.	909
4,456	St. Paul Travelers Cos., Inc. (The)	204

		21,923

	Internet & Catalog Retail — 0.3%
46,205	Amazon.com, Inc. (a)	1,242

	Internet Software & Services — 0.2%
41,866	Yahoo!, Inc. (a)	1,136

	IT Services — 2.1%
35,660	Automatic Data Processing, Inc.	1,560
28,611	Ceridian Corp. (a)	687
13,480	CheckFree Corp. (a)	600
31,952	Cognizant Technology Solutions Corp., Class A (a)	2,093
31,754	Fidelity National Information Services, Inc.	1,135
113,709	Gartner, Inc. (a)	1,619
60,782	MoneyGram International, Inc.	1,863

		9,557

	Leisure Equipment & Products — 1.3%
28,779	Brunswick Corp.	851
7,400	Callaway Golf Co.	94
92,819	Eastman Kodak Co.	2,065
169,342	Mattel, Inc.	3,055

		6,065

	Life Sciences Tools & Services — 1.2%
130,236	Affymetrix, Inc. (a)	2,809
6,243	Covance, Inc. (a)	398
11,281	Millipore Corp. (a)	707
5,085	Techne Corp. (a)	253
24,869	Thermo Electron Corp. (a)	920
13,778	Varian, Inc. (a)	620

		5,707

	Machinery — 2.0%
50,548	Danaher Corp.	3,296
26,569	Joy Global, Inc.	997
128,301	Pall Corp.	3,346
10,433	SPX Corp.	570
28,940	Trinity Industries, Inc.	967

		9,176

	Marine — 0.1%
12,459	Alexander & Baldwin, Inc.	500

	Media — 3.0%
30,102	CBS Corp., Class B	826
94,490	Dow Jones & Co., Inc.	3,311
3,439	E.W. Scripps Co., Class A	147
373,424	Interpublic Group of Cos., Inc. (a)	3,058
205	McClatchy Co., Class A	8
103,924	New York Times Co., Class A	2,304
48,667	Tribune Co.	1,446
40,268	Univision Communications, Inc., Class A (a)	1,345
45,906	Walt Disney Co.	1,363

		13,808

	Metals & Mining — 1.5%
56,812	Alcoa, Inc.	1,702
47,650	Allegheny Technologies, Inc.	3,044
10,601	Newmont Mining Corp.	543
24,065	Reliance Steel & Aluminum Co.	863
29,588	Worthington Industries, Inc.	604

		6,756

	Multi-Utilities — 1.8%
13,131	Alliant Energy Corp.	475
52,387	Ameren Corp.	2,698
59,611	CMS Energy Corp. (a)	835
29,063	Consolidated Edison, Inc.	1,362
34,288	MDU Resources Group, Inc.	845

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

16,993	PNM Resources, Inc.	456
19,999	Sempra Energy	965
42,598	TECO Energy, Inc.	679

		8,315

	Multiline Retail — 3.2%
19,055	Dillards, Inc., Class A	572
250,017	Dollar General Corp.	3,355
35,100	Federated Department Stores, Inc.	1,233
45,433	J.C. Penney Co., Inc.	2,861
96,140	Nordstrom, Inc.	3,298
11,376	Sears Holdings Corp. (a)	1,561
37,486	Target Corp.	1,721

		14,601

	Office Electronics — 0.1%
28,394	Xerox Corp. (a)	400

	Oil, Gas & Consumable Fuels — 3.6%
4,220	Apache Corp.	297
5,715	Consol Energy, Inc.	235
23,362	Denbury Resources, Inc. (a)	810
8,882	Devon Energy Corp.	574
10,451	Exxon Mobil Corp.	708
12,526	Kerr-McGee Corp.	879
13,186	Marathon Oil Corp.	1,195
56,135	Murphy Oil Corp.	2,889
8,638	Noble Energy, Inc.	437
39,962	Pioneer Natural Resources Co.	1,812
30,609	Plains Exploration & Production Co. (a)	1,346
50,649	Quicksilver Resources, Inc. (a)	1,791
28,240	Southwestern Energy Co. (a)	972
24,752	Sunoco, Inc.	1,721
43,236	Williams Cos., Inc.	1,049

		16,715

	Paper & Forest Products — 0.3%
43,762	Bowater, Inc.	887
11,175	Weyerhaeuser Co.	656

		1,543

	Personal Products — 0.2%
38,353	Avon Products, Inc.	1,112

	Pharmaceuticals — 3.9%
29,896	Allergan, Inc.	3,224
51,784	Bristol-Myers Squibb Co.	1,241
58,846	Eli Lilly & Co.	3,341
71,152	Forest Laboratories, Inc. (a)	3,295
3,142	King Pharmaceuticals, Inc. (a)	53
125,606	Medicis Pharmaceutical Corp., Class A	3,462
42	Par Pharmaceutical Cos., Inc. (a)	1
162,115	Schering-Plough Corp.	3,314

		17,931

	Real Estate Investment Trusts (REITs) — 0.6%
14,199	Equity Office Properties Trust REIT	538
19,843	Equity Residential REIT	923
83	Host Hotels & Resorts, Inc. REIT	2
5,100	Public Storage, Inc. REIT	409
32,765	United Dominion Realty Trust, Inc. REIT	913

		2,785

	Road & Rail — 0.6%
31,930	J.B. Hunt Transport Services, Inc.	657
20,500	Norfolk Southern Corp.	890
20,937	Werner Enterprises, Inc.	377
21,315	YRC Worldwide, Inc. (a)	848

		2,772

	Semiconductors & Semiconductor Equipment — 3.4%
35,419	Altera Corp. (a)	613
90,472	Applied Materials, Inc.	1,424
5,275	Broadcom Corp., Class A (a)	126
10,796	Cree, Inc. (a)	213
221,039	Cypress Semiconductor Corp. (a)	3,358
1,046	Fairchild Semiconductor International, Inc. (a)	17
67,904	Integrated Device Technology, Inc. (a)	1,050
186,448	Intel Corp.	3,356
19,595	International Rectifier Corp. (a)	699
11,036	KLA-Tencor Corp.	466
8,834	Linear Technology Corp.	286
38,068	Novellus Systems, Inc. (a)	963
184,578	PMC-Sierra, Inc. (a)	943
57,235	RF Micro Devices, Inc. (a)	353
42,087	Silicon Laboratories, Inc. (a)	1,554
100	Texas Instruments, Inc.	3

		15,424

JPM Highbridge Statistical Market Neutral Fund

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Software — 3.3%
116,607	Adobe Systems, Inc. (a)	3,325
22,985	Advent Software, Inc. (a)	718
37,408	Autodesk, Inc. (a)	1,276
27,684	CA, Inc	580
7,317	Cadence Design Systems, Inc. (a)	118
15,487	Electronic Arts, Inc. (a)	730
29,258	Jack Henry & Associates, Inc.	552
36,053	Microsoft Corp.	866
521,680	Novell, Inc. (a)	3,386
2,600	Reynolds & Reynolds Co. (The)	92
46,816	RSA Security, Inc. (a)	1,291
131,111	Synopsys, Inc. (a)	2,347

		15,281

	Specialty Retail — 6.5%
43,025	Aeropostale, Inc. (a)	1,192
8,205	Barnes & Noble, Inc.	275
61,408	Best Buy Co., Inc.	2,784
175,964	Borders Group, Inc.	3,345
97,186	CarMax, Inc. (a)	3,382
126,272	Foot Locker, Inc.	3,431
79,296	GameStop Corp., Class A (a)	3,300
76,464	Limited Brands, Inc.	1,924
18,830	O’Reilly Automotive, Inc. (a)	534
37,281	Pacific Sunwear of California, Inc. (a)	622
3,783	Sherwin-Williams Co. (The)	191
73,750	Tiffany & Co.	2,330
74,605	TJX Cos., Inc.	1,818
85,082	Urban Outfitters, Inc. (a)	1,241
103,612	Williams-Sonoma, Inc.	3,295

		29,664

	Textiles, Apparel & Luxury Goods — 1.3%
43,304	Liz Claiborne, Inc.	1,531
38,011	Timberland Co., Class A (a)	979
48,871	V.F. Corp.	3,314

		5,824

	Thrifts & Mortgage Finance — 1.4%
40,272	Astoria Financial Corp.	1,198
43,686	Federal National Mortgage Association	2,093
15,873	IndyMac Bancorp, Inc.	671
69,433	New York Community Bancorp, Inc.	1,134
72,850	Sovereign Bancorp, Inc.	1,503

		6,599

	Tobacco — 0.6%
23,326	Reynolds American, Inc.	2,957

	Trading Companies & Distributors — 1.0%
94,446	Fastenal Co.	3,360
19,362	WW Grainger, Inc.	1,202

		4,562

	Wireless Telecommunication Services — 0.6%
52,152	Alltel Corp.	2,877

	Total Short Positions (Proceeds $432,995)	436,060

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) Amount rounds to less than 0.1%.

(h) Amount rounds to less than one thousand.

(j) Securities are pledged with a broker as collateral for short sales.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,798
Aggregate gross unrealized depreciation	(11,025)

Net unrealized appreciation/depreciation	$773

Federal income tax cost of investments	$459,947

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

JPMorgan Highbridge Statistical Market Neutral Fund Long
Other Liabilities in Excess of Assets — (0.2)%	(961)	SubTotalLevel1
Net Assets — 100.0%	459,759	Equitabl|GRANDTOTAL

JPM Asia Equity Fund

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 95.8%
	Common Stocks — 95.8%
	China — 15.1%
11,562	Air China Ltd., Class H	4,447
2,000	Anhui Conch Cement Co., Ltd., Class H	3,359
2,538	Bank of Communications Co., Ltd., Class H (e)	1,597
3,500	China Life Insurance Co., Ltd.	5,909
13,562	China Petroleum & Chemical Corp., Class H	7,744
3,170	China Shenhua Energy Co., Ltd., Class H	5,708
8,500	Dongfeng Motor Group Co., Ltd., Class H (a)	3,808
10,324	PetroChina Co., Ltd., Class H	11,785

		44,357

	Hong Kong — 16.4%
1,463	BOC Hong Kong Holdings Ltd.	2,976
288	Cheung Kong Holdings Ltd.	3,121
600	China Mobile Hong Kong Ltd.	3,879
800	China Netcom Group Corp. Hong Kong Ltd.	1,457
6,790	CNPC Hong Kong Ltd.	3,900
600	Esprit Holdings Ltd.	4,574
1,000	Hutchison Telecommunications International Ltd. (a)	1,743
1,200	Hysan Development Co., Ltd.	3,376
36	Jardine Matheson Holdings Ltd.	684
445	Lifestyle International Holdings Ltd.	831
1,250	Melco International Development.	2,749
562	Sun Hung Kai Properties Ltd.	5,910
871	Swire Pacific Ltd., Class A	9,054
1,263	Techtronic Industries Co.	1,703
626	Wharf Holdings Ltd.	2,328

		48,285

	Indonesia — 5.7%
2,682	Astra International TBK PT	2,843
5,300	Bank Rakyat Indonesia	2,502
6,505	Indosat TBK PT	3,065
12,000	Kalbe Farma TBK PT (a)	1,593
4,716	Telekomunikasi Indonesia TBK PT	3,905
4,770	United Tractors TBK PT	2,947

		16,855

	Singapore — 10.7%
1,800	CapitaLand Ltd.	4,668
5,256	Chartered Semiconductor Manufacturing Ltd. (a)	3,620
405	City Developments Ltd.	2,293
700	Keppel Corp., Ltd.	6,777
2,000	Keppel Land Ltd.	4,959
1,205	SembCorp Industries Ltd.	2,595
497	Singapore Land Ltd.	1,983
2,500	Singapore Technologies Engineering Ltd.	4,480

		31,375

	South Korea — 25.6%
94	Doosan Heavy Industries and Construction Co., Ltd.	3,529
67	Halla Climate Control	628
244	Hana Financial Group, Inc.	10,905
85	Hyundai Mobis	7,055
15	KCC Corp.	3,628
294	Korea Exchange Bank (a)	3,817
99	LG Chem Ltd.	3,544
100	LG.Philips LCD Co., Ltd. (a)	3,530
35	POSCO	8,641
30	Samsung Electronics Co., Ltd.	19,088
28	SK Telecom Co., Ltd.	5,940
52	SK Telecom Co., Ltd. ADR	1,217
50	S-Oil Corp.	3,520

		75,042

	Taiwan — 19.6%
933	Asustek Computer, Inc. (a)	2,095
2,178	AU Optronics Corp.	3,161
1,936	Bank of Kaohsiung	818
387	Catcher Technology Co., Ltd.	3,956
23	Formosa Plastics Corp.	31

1

JPM Asia Equity Fund

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

120	High Tech Computer Corp.	2,667
1,794	HON HAI Precision Industry Co., Ltd.	10,629
700	MediaTek, Inc.	6,373
450	Nan Ya Printed Circuit Board Corp.	2,899
1,110	Novatek Microelectronics Corp., Ltd.	5,450
4,292	Powerchip Semiconductor Corp.	2,815
6,100	Shin Kong Financial Holdings Co., Ltd. (a)	6,341
5,665	Taiwan Semiconductor Manufacturing Co., Ltd.	9,579
688	Yulon Motor Co., Ltd.	733

		57,547

	Thailand — 0.3%
141	Siam Cement PCL	841

	United Kingdom — 2.4%
180	HSBC Holdings plc	3,259
150	Standard Chartered plc	3,829

		7,088

	Total Common Stocks (Cost $267,224)	281,390

	Total Investments — 95.8% (Cost $267,224)	281,390
	Other Assets in Excess Liabilities — 4.2%	12,227

	Net Assets — 100.0%	$293,617

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(e)

All or portion of this security is 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

ADR	American Depository Receipt.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$24,903
Aggregate gross unrealized depreciation		(10,737)

Net unrealized appreciation/depreciation		$14,166

Federal income tax cost of investments		$267,224

2

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments By Industry, July 31, 2006
The following represents the allocations by industry for
common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Semiconductors & Semiconductor Equipment	16.0%
Real Estate Management & Development	12.1
Oil, Gas & Consumable Fuels	11.1
Commercial Banks	10.1
Electronic Equipment & Instruments	6.9
Wireless Telecommunication Services	4.4
Insurance	4.2
Industrial Conglomerates	4.1
Computers & Peripherals	3.0
Metals & Mining	2.9
Diversified Telecommunication Services	2.9
Auto Components	2.6
Automobiles	2.5
Specialty Retail	1.6
Aerospace & Defense	1.5
Airlines	1.5
Construction Materials	1.4
Construction & Engineering	1.2
Chemicals	1.2
Building Products	1.2
Machinery	1.0
Other (less than 1.0%)	2.4

JPM Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 94.4% (l)
	Common Stocks — 90.3%
	Argentina — 1.7%
143	Tenaris S.A. ADR	5,569

	Brazil — 12.4%
121	Cia de Bebidas das Americas ADR	4,882
532	Cia Vale do Rio Doce ADR	10,590
48	Gol Linhas Aereas Inteligentes S.A. ADR	1,547
258	Petroleo Brasileiro S.A. ADR	21,379
215	Ultrapar Participacoes S.A. ADR (i)	3,230

		41,628

	Chile — 1.0%
83	Banco Santander Chile S.A. ADR	3,261

	China — 1.4%
1,002	Anhui Conch Cement Co., Ltd., Class H	1,683
2,265	GOME Electrical Appliances Holdings Ltd.	2,057
798	Tsingtao Brewery Co., Ltd., Class H	921

		4,661

	Egypt — 2.4%
167	Orascom Telecom Holding SAE	7,891

	Hong Kong — 3.9%
988	China Mobile Hong Kong Ltd.	6,388
547	Esprit Holdings Ltd.	4,166
901	Yue Yuen Industrial Holdings	2,521

		13,075

	Hungary — 1.7%
11	Gedeon Richter Rt. ADR (e)	2,323
56	OTP Bank Rt. ADR (e)	3,331

		5,654

	India — 7.0%
848	Bharti Televentures (a) (i)	6,982
138	Hero Honda Motors Ltd. (a)	2,087
374	Housing Development Finance Corp.	9,463
108	Infosys Technologies Ltd.	3,842
119	Ranbaxy Laboratories Ltd. GDR	954

		23,328

	Indonesia — 2.5%
5,599	Bank Rakyat Indonesia	2,643
116	Telekomunikasi Indonesia TBK PT ADR	3,853
4,203	Unilever Indonesia TBK PT	1,963

		8,459

	Israel — 1.6%
565	Bank Hapoalim Ltd.	2,530
86	Teva Pharmaceutical Industries Ltd. ADR	2,851

		5,381

	Malaysia — 1.0%
286	British American Tobacco Malaysia BHD	3,298

	Mexico — 8.7%
355	Alfa S.A. de C.V., Class A	1,800
401	America Movil S.A. de C.V., Class L ADR	14,341
94	Fomento Economico Mexicano S.A. de C.V. ADR	8,234
1,777	Grupo Financiero Banorte S.A. de C.V.	4,879

		29,254

	Russia — 4.9%
57	Mobile Telesystems ADR	1,823
122	OAO Gazprom ADR	5,078
3	Sberbank RF	5,696
79	Vimpel-Communications ADR (a)	3,808

		16,405

	South Africa — 10.8%
1,177	African Bank Investments Ltd.	4,193
76	Anglo American plc	3,172
2,150	FirstRand Ltd.	5,341
42	Impala Platinum Holdings Ltd.	7,766
117	Imperial Holdings Ltd. (a)	2,253
410	Massmart Holdings Ltd.	2,806
542	MTN Group Ltd.	4,141
2,220	Steinhoff International Holdings Ltd.	6,807

		36,479

1

JPM Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	South Korea — 18.9%
193	Hana Financial Group, Inc.	8,617
53	Hyundai Mobis	4,383
74	Hyundai Motor Co.	5,665
-(h)	Kookmin Bank	-(h)
266	KT&G Corp. GDR (e) (i)	8,016
23	POSCO	5,580
27	Samsung Electronics Co., Ltd.	17,042
21	Shinsegae Co., Ltd.	10,583
141	SK Telecom Co., Ltd. ADR	3,295

		63,181

	Taiwan — 7.0%
3,173	Chinatrust Financial Holding Co.	2,470
1,325	Chunghwa Telecom Co., Ltd.	2,442
1,360	HON PAI Precision Industry Co., Ltd.	8,059
519	President Chain Store Corp.	1,086
1,407	Synnex Technology International Corp.	1,238
2,232	Taiwan Semiconductor Manufacturing Co., Ltd.	3,774
524	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,542

		23,611

	Turkey — 3.4%
393	Akbank TAS	1,882
137	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,633
223	Migros Turk TAS (a)	1,794
913	Turkcell Iletisim Hizmet AS	4,074

		11,383

	Total Common Stocks (Cost $241,979)	302,518

	Preferred Stocks — 4.1%
	Brazil — 2.6%
284	Banco Itau Holding Financeira S.A.	8,727

	South Korea — 1.5%
11	Samsung Electronics Co., Ltd.	5,090

	Total Preferred Stocks (Cost $9,935)	13,817

	Total Long-Term Investments (Cost $251,914)	316,335

	Investments of Cash Collateral for Securities Loaned — 0.6%
	Repurchase Agreements — 0.6%
377	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $377, collateralized b U.S. Government Agency Mortgages	377
450	Bear Stearns & Co., Inc., 5.31%, dated 07/31/06, due 08/01/06, repurchase price $450, collateralized by U.S. Government Agency Mortgages	450
450	Lehman Brothers, Inc., 5.32%, dated 07/31/06, due 08/01/06, repurchase price, $450, collateralized by U.S. Government Agency Mortgages	450
450	Morgan Stanley & Co., Inc., 5.33%, dated 07/31/06, due 08/01/06, repurchase price $450, collateralized by U.S. Government Agency Mortgages	450
450	UBS Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $450, collateralized by U.S. Government Agency Mortgages	450
	Total Investments of Cash Collateral for Securities Loaned (Cost $2,177)	2,177

	Total Investments — 95.0% (Cost $254,091)	318,512
	Other Assets in Excess of Liabilities — 5.0%	16,676

	Net Assets — 100.0%	$335,188

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

2

JPM Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

(l)	All or portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depository Receipt.
GDR	Global Depositary Receipt

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$70,649
Aggregate gross unrealized depreciation		(6,228)

Net unrealized appreciation/depreciation		$64,421

Federal income tax cost of investments		$254,091

3

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments By Industry, July 31, 2006
The following represents the allocations by industry for
common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Wireless Telecommunication Services	15.7%
Commercial Banks	13.1
Oil, Gas & Consumable Fuels	9.2
Semiconductors & Semiconductor Equipment	9.1
Metals & Mining	8.1
Beverages	5.3
Food & Staples Retailing	4.8
Tobacco	3.4
Diversified Financial Services	2.8
Electronic Equipment & Instruments	2.8
Thrifts & Mortgage Finance	2.8
Automobiles	2.3
Household Durables	2.0
Diversified Telecommunication Services	1.9
Pharmaceuticals	1.8
Specialty Retail	1.8
Energy Equipment & Services	1.7
Auto Components	1.3
IT Services	1.1
Other (less than 1.0%)	4.0

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6% (l)
	Common Stocks — 97.6%
	Austria — 0.2%
34	Oesterreichische Post AG (a)	1,042

	Belgium — 0.8%
21	Omega Pharma S.A.	1,275
16	Umicore	2,018

		3,293

	Denmark — 0.2%
2	Sjaelso Gruppen	814

	Finland — 1.9%
40	Kesko OYJ, Class B	1,654
60	Metso OYJ	2,166
224	Nokia OYJ	4,446

		8,266

	France — 9.3%
86	Air France-KLM	2,119
16	Alstom RGPT (a)	1,354
27	Assurances Generales de France	3,271
22	Capgemini S.A.	1,180
10	Ciments Francais	1,614
114	Credit Agricole S.A.	4,587
70	Icade (a)	3,228
20	Nexity	1,120
593	Rhodia S.A. (a)	1,148
68	Sanofi-Aventis	6,457
21	Schneider Electric S.A.	2,118
588	SCOR	1,382
35	Suez S.A.	1,445
19	Total S.A.	1,291
31	Valeo S.A.	1,146
9	Vallourec	2,050
18	Vinci S.A.	1,793
60	Vivendi	2,040

		39,343

	Germany — 10.4%
173	Air Berlin plc (a)	2,225
33	Allianz AG	5,177
26	BASF AG	2,073
96	Bayer AG	4,719
72	Commerzbank AG	2,534
13	Continental AG	1,300
49	Deutsche Bank AG	5,613
100	Epcos AG (a)	1,407
36	Fresenius Medical Care AG & Co.	4,347
27	Heidelberger Druckmaschinen	1,115
43	MTU Aero Engines Holding AG	1,540
16	Muenchener Rueckversicherungs AG	2,144
118	Siemens AG	9,550

		43,744

	Greece — 0.9%
186	Hellenic Petroleum S.A.	2,594
51	Motor Oil Hellas Corinth Refineries S.A.	1,429

		4,023

	Ireland — 0.9%
251	C&C Group plc	2,630
55	Kerry Group plc, Class A	1,120

		3,750

	Italy — 7.5%
846	Banca Intesa S.p.A.	4,896
88	Biesse S.p.A.	1,454
507	Capitalia S.p.A.	4,260
681	Enel S.p.A.	6,015
199	ENI S.p.A.	6,105
114	ERG S.p.A	2,764
98	Fiat S.p.A. (a)	1,385
302	Milano Assicurazioni S.p.A	2,071
359	Risanamento S.p.A.	2,770

		31,720

	Luxembourg — 0.4%
31	Arcelor	1,671

	Netherlands — 6.7%
94	Akzo Nobel N.V.	5,217
130	ING Groep N.V.	5,284

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

39	Koninklijke Philips Electronics N.V.	1,293
184	Royal Dutch Shell plc, Class B	6,789
118	Royal KPN N.V.	1,340
29	Smit Internationale N.V.	2,002
141	Unilever N.V. CVA	3,343
20	Univar N.V.	978
110	Vedior N.V. CVA	2,059

		28,305

	Norway — 5.6%
48	Aker ASA, Class A	2,631
49	Aker Yards ASA	3,426
62	Cermaq ASA	869
157	DNB NOR ASA	1,987
66	Orkla ASA	2,999
2,738	Pan Fish ASA (a)	3,027
73	Petroleum Geo-Services ASA (a)	3,968
264	TGS Nopec Geophysical Co. ASA (a)	4,703

		23,610

	Portugal — 1.3%
1,074	Banco Commercial Portugues S.A., Class R	3,088
593	Energias de Portugal S.A.	2,348

		5,436

	Spain — 3.5%
103	Banco Bilbao Vizcaya Argentaria S.A.	2,199
296	Banco Santander Central Hispano S.A.	4,490
36	Fadesa Inmobiliaria S.A.	1,222
92	Gamesa Corp.Tecnologica S.A.	1,970
41	Grupo Ferrovial S.A.	3,298
58	Tecnicas Reunidas SA (a)	1,463

		14,642

	Sweden — 3.2%
224	Boliden AB, Class B	4,005
146	Lindex AB	1,964
107	Saab AB, Class B	2,613
71	Svenska Cellulosa AB, Class B	2,968
362	TeliaSonera AB	2,032

		13,582

	Switzerland — 9.0%
4	Banque Cantonale Vaudoise	1,348
9	Helvetia Patria Holding	2,516
24	Nestle S.A.	8,015
134	Novartis AG	7,599
45	Roche Holding AG	8,074
10	Swiss Life Holdings	2,375
33	Swiss Reinsurance	2,349
26	Zurich Financial Services AG	5,884

		38,160

	Turkey — 0.4%
393	Turkiye Vakiflar Bankasi Tao, Class D	1,644

	United Kingdom — 35.4%
461	Amlin plc	2,147
102	Anglo American plc	4,276
117	Arriva plc	1,208
405	Ashtead Group plc	1,052
141	AstraZeneca plc	8,616
305	Aviva plc	4,088
604	Babcock International Group	3,852
268	Barclays plc	3,146
115	Barratt Developments plc	2,077
470	BG Group plc	6,329
74	BHP Billiton plc	1,397
328	Brit Insurance Holdings plc	1,600
161	British American Tobacco plc	4,337
198	British Energy Group plc (a)	2,717
134	British Land Co. plc	3,422
78	British Polythene Industries.	777
113	Cairn Energy plc (a)	4,470
251	Centrica plc	1,372
1,013	Charlemagne Capital Ltd. (a)	1,093
300	Charter plc (a)	4,387
287	Corus Group plc	2,308
592	DSG International plc	2,206
254	EMI Group plc	1,215
136	F&C Asset Management plc	479
415	GlaxoSmithKline plc	11,487
975	HSBC Holdings plc	17,707
534	Imperial Chemical Industries plc	3,700
1,193	International Power plc	6,569
295	Jessops plc	637
65	Land Securities Group plc	2,384

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

314	Lloyds TSB Group plc	3,160
227	Marks & Spencer Group plc	2,531
366	National Grid plc	4,172
55	Peter Hambro Mining Plc (a)	1,328
56	Premier Oil plc (a)	1,036
194	Prudential plc	2,038
138	Rexam plc	1,304
548	Royal & Sun Alliance Insurance Group	1,371
474	Scottish Power plc	5,363
47	Severfield-Rowen plc	1,194
141	SIG PLC	2,452
52	Standard Chartered plc	1,315
131	Tate & Lyle plc	1,680
5	TI Automotive Ltd., Class A (a)	-(h)
280	Tullow Oil plc	2,067
164	United Utilities plc	2,025
59	Vedanta Resources plc	1,455
191	WPP Group plc	2,262
31	Xstrata plc	1,322

		149,130

	Total Common Stocks (Cost $370,450)	412,175

Principal Amount $

	Investments of Cash Collateral for Securities Loaned — 9.7%
	Certificates of Deposit — 4.5%
4,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	4,000
2,500	Calyon, New York, FRN, 5.32%, 12/12/06	2,500
4,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	4,000
1,000	Credit Suisse First Boston, New York, FRN, 5.33%, 10/17/06	1,000
700	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	700
2,000	KBC, New York, FRN, 5.32%, 12/12/06	2,000
500	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	500
699	Societe Generale, New York, FRN, 5.37%, 06/20/07	699
2,239	Union Bank of Switzerland, 5.30%, 08/07/06	2,239
1,500	Wachovia Bank N.A., FRN, 5.33%, 10/02/06	1,500

		19,138

	Commercial Paper — 0.7%
1,997	Cedar Springs Capital Company LLC, 5.30%, 08/03/06	1,997
996	Lexington Parker Capital, 5.32%, 08/09/06	996

		2,993

	Repurchase Agreements — 4.5%
1,714	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $1,714, collateralized by U.S. Government Agency Mortgages	1,714
6,500	Bear Stearns, 5.31%, dated 07/31/06, due 08/01/06, repurchase price $6,501, collateralized by U.S. Government Agency Mortgages	6,500
4,000	Lehman Brothers, Inc., 5.32%, dated 07/31/06, due 08/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
4,000	Morgan Stanley & Co., Inc., 5.33%, dated 07/31/06, due 08/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
2,640	UBS Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $2,641, collateralized by U.S. Government Agency Mortgages	2,640

		18,854

	Total Investments of Cash Collateral for Securities Loaned (Cost $40,985)	40,985

	Total Investments — 107.3% (Cost $411,435)	453,160
	Liabilities in Excess of Other Assets — (7.3)%	(30,905)

	Net Assets — 100.0%	422,255

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) — Non-income producing security.
(h) — Amount rounds to less than one thousands
(l) — All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
CVA — Dutch Certification
FRN — Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,661
Aggregate gross unrealized depreciation	(5,936)

Net unrealized appreciation/depreciation	$41,725

Federal income tax cost of investments	$411,435

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July, 31, 2006
The following represents the allocations by industry for
common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	13.3%
Pharmaceuticals	10.0
Insurance	9.1
Oil, Gas & Consumable Fuels	8.3
Chemicals	4.5
Food Products	4.3
Metals & Mining	4.2
Electric Utilities	3.9
Industrial Conglomerates	3.5
Machinery	3.0
Real Estate Management & Development	3.0
Energy Equipment & Services	2.7
Multi-Utilities	2.1
Capital Markets	1.6
Independent Power Producers & Energy Traders	1.6
Construction & Engineering	1.5
Commercial Services & Supplies	1.4
Diversified Financial Services	1.4
Electrical Equipment	1.3
Household Durables	1.3
Media	1.3
Specialty Retail	1.1
Trading Companies & Distributors	1.1
Aerospace & Defense	1.0
Airlines	1.0
Communications Equipment	1.0
Health Care Providers & Services	1.0
Tobacco	1.0
Other (less than 1.0%)	7.1
Investment of Cash Collateral for Securities on Loan	9.7

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9% (l)
	Common Stocks — 97.3%
	Australia — 2.4%
903	AXA Asia Pacific Holdings Ltd.	4,390
418	BHP Billiton Ltd.	8,836
127	Commonwealth Bank of Australia	4,372
338	Southern Pacific Petroleum NL (a)	—(h)
481	Zinifex Ltd.	3,903

		21,501

	Austria — 0.3%
17	Voestalpine AG	2,559

	Belgium — 1.5%
168	Dexia	4,125
124	Fortis	4,419
40	KBC Groep S.A.	4,352

		12,896

	Brazil — 0.5%
54	Petroleo Brasileiro S.A. ADR	4,500

	Denmark — 0.4%
63	Jyske Bank (a)	3,535

	Finland — 3.7%
123	Elisa OYJ, Class A	2,455
170	Fortum OYJ	4,625
109	Kesko OYJ, Class B	4,517
94	Metso OYJ	3,403
485	Nokia OYJ	9,631
180	Sampo OYJ, Class A	3,396
106	Wartsila OYJ, Class B	4,139

		32,166

	France — 11.5%
36	Assurances Generales de France	4,315
141	AXA S.A.	4,863
63	BNP Paribas	6,110
55	Bourbon S.A.	2,975
68	Bouygues S.A.	3,392
50	Capgemini S.A.	2,713
48	Casino Guichard Perrachon S.A.	3,958
55	Cie de Saint-Gobain	3,926
43	CNP Assurances	4,112
111	Credit Agricole S.A.	4,444
27	Groupe Danone	3,603
33	Lafarge S.A.	4,031
16	Natexis Banques Populaires	3,803
45	Nexans S.A.	3,510
39	Renault S.A.	4,242
91	Sanofi-Aventis	8,612
38	Schneider Electric S.A.	3,956
30	Societe Generale	4,452
104	Suez S.A.	4,327
202	Total S.A.	13,766
11	Vallourec	2,353
114	Vivendi Universal S.A.	3,864

		101,327

	Germany — 5.0%
27	Allianz AG	4,274
53	BASF AG	4,247
118	Commerzbank AG	4,159
33	Deutsche Bank AG	3,836
207	Deutsche Lufthansa AG	3,862
38	E.ON AG	4,620
40	Henkel KGaA	4,309
56	MAN AG	4,048
11	Puma AG Rudolf Dassler Sport	3,839
79	ThyssenKrupp AG	2,741
54	Volkswagen AG	4,085

		44,020

	Greece — 0.4%
135	Piraeus Bank S.A.	3,380

	Hong Kong — 1.3%
2,416	China Netcom Group Corp Hong Kong Ltd ☐☐	4,402
360	Swire Pacific Ltd., Class A	3,737
840	Wharf Holdings Ltd.	3,123

		11,262

	India — 0.4%
72	Reliance Industries Ltd. GDR (e)	3,015
2	Reliance Industries Ltd. GDR (a) (e)	75

		3,090

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Ireland — 0.3%
165	Bank of Ireland	2,922

	Italy — 3.1%
710	Banca Intesa S.p.A.	4,109
107	Banche Popolari Unite Scpa	2,876
445	Enel S.p.A.	3,936
137	ENI S.p.A.	4,192
279	Fiat S.p.A. (a)	3,952
126	Fondiaria-Sai SpA	3,826
569	UniCredito Italiano S.p.A.	4,384

		27,275

	Japan — 23.3%
88	Canon, Inc.	4,178
433	Chiba Bank Ltd. (The)	4,238
467	Daicel Chemical Industries Ltd.	3,445
156	Daiichi Sankyo Co., Ltd.	4,280
332	Daiwa Securities Group, Inc.	3,713
37	Eisai Co., Ltd.	1,724
334	Fujikura Ltd.	4,171
152	Futaba Industrial Co., Ltd.	3,309
178	Hokkaido Electric Power Co., Inc.	4,307
134	Honda Motor Co., Ltd.	4,402
463	Itochu Corp.	4,177
93	Izumi Co., Ltd.	3,173
1	Japan Tobacco, Inc.	3,858
102	JFE Holdings, Inc.	4,073
92	Joint Corp.	2,495
233	Kirin Brewery Co., Ltd.	3,460
181	Komatsu Ltd.	3,646
397	Kubota Corp.	3,650
172	Kyushu Electric Power Co., Inc.	4,014
121	Makita Corp.	3,987
257	Marubeni Corp.	1,366
617	Mazda Motor Corp.	4,014
185	Mediceo Holdings Co., Ltd.	3,458
167	Mitsubishi Corp.	3,435
318	Mitsubishi Gas Chemical Co., Inc.	3,206
455	Mitsubishi Rayon Co., Ltd.	3,459
-(h)	Mitsubishi Tokyo UFJ Financial Group, Inc.	6,332
251	Mitsui & Co., Ltd.	3,784
159	Mitsui Fudosan Co., Ltd.	3,377
218	Mitsui Trust Holdings, Inc.	2,395
-(h)	Mizuho Financial Group, Inc.	3,918
152	Nikon Corp.	2,694
20	Nintendo Co., Ltd.	3,735
583	Nippon Oil Corp.	4,574
832	Nippon Steel Corp.	3,239
664	Nippon Suisan Kaisha Ltd.	3,467
1	Nippon Telegraph & Telephone Corp.	4,570
558	Nippon Yusen KK	3,595
102	Nissin Food Products Co., Ltd.	3,746
2	NTT DoCoMo, Inc.	3,235
1	Resona Holdings, Inc.	3,418
139	Shinko Electric Industries	4,138
369	Shinsei Bank Ltd.	2,303
84	Shoei Co., Ltd.	2,440
86	Sony Corp.	3,870
474	Sumitomo Chemical Co., Ltd.	3,742
1	Sumitomo Mitsui Financial Group, Inc.	6,284
380	Sumitomo Trust & Banking Co., Ltd. (The)	4,037
97	Suzuken Co., Ltd.	3,806
165	Suzuki Motor Corp.	4,044
59	Takeda Pharmaceutical Co., Ltd.	3,809
200	Toyota Motor Corp.	10,506
122	Tsumura & Co.	3,177
153	Yamatake Corp.	3,560

		205,033

	Luxembourg — 0.9%
88	Arcelor	4,699
182	Tenaris SA	3,481

		8,180

	Mexico — 0.7%
105	America Movil S.A. de C.V., Class L ADR	3,773
32	Fomento Economico Mexicano S.A. de C.V. ADR	2,811

		6,584

	Netherlands — 3.0%
137	ABN Amro Holdings N.V.	3,798
157	ASML Holding N.V. (a)	3,104
113	ING Groep N.V. CVA	4,604
138	Koninklijke Philips Electronics N.V.	4,562
290	Royal Dutch Shell plc, Class B	10,702

		26,770

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Norway — 1.3%
148	Norsk Hydro ASA	4,243
81	Orkla ASA	3,658
306	Telenor ASA	3,897

		11,798

	Russia — 0.3%
18	MMC Norilsk Nickel ADR	2,419

	Spain — 2.8%
20	Acciona S.A.	3,119
305	Banco Bilbao Vizcaya Argentaria S.A.	6,502
314	Banco Santander Central Hispano S.A.	4,761
221	Corp. Mapfre S.A.	4,341
43	Fomento de Construcciones y Contratas S.A.	3,334
106	Repsol YPF S.A.	2,986

		25,043

	Sweden — 0.5%
122	Alfa Laval AB	4,007

	Switzerland — 7.9%
275	ABB Ltd.	3,557
128	Credit Suisse Group	7,172
51	Holcim Ltd.	3,984
33	Julius Baer Holding AG	3,085
28	Nestle S.A.	9,155
190	Novartis AG	10,743
59	Roche Holding AG	10,558
9	St Galler Kantonalbank	3,280
20	Swiss Life Holdings	4,682
198	UBS AG	10,760
14	Zurich Financial Services AG	3,179

		70,155

	Taiwan — 0.6%
212	HonHai Precision Industry Co. Ltd. GDR	2,511
277	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,404

		4,915

	United Kingdom — 25.2%
345	3i Group plc	3,093
845	Amlin plc	3,937
109	Anglo American plc	4,568
89	AstraZeneca plc	5,424
390	Autonomy Corp. plc (a)	3,116
277	Aviva plc	3,720
424	Barclays plc	4,983
230	Barratt Developments plc	4,160
351	BG Group plc	4,718
277	Boots Group plc	4,065
1,739	BP plc	21,156
470	Bradford & Bingley plc	3,944
616	British Airways plc (a)	4,458
200	British Energy Group plc (a)	2,741
172	British Land Co. plc	4,407
572	BT Group plc	2,537
169	Burren Energy plc	2,804
839	Centrica plc	4,592
72	CSR plc (a)	1,528
736	DSG International plc	2,742
567	GlaxoSmithKline plc	15,691
185	Hammerson plc	4,327
257	HBOS plc	4,677
1,001	HSBC Holdings plc	18,184
751	International Power plc.	4,137
1,688	Legal & General Group plc	3,919
81	Lonmin plc	4,408
87	Man Group plc	3,981
263	Marks & Spencer Group plc	2,929
415	Mitchells & Butlers plc	4,114
381	National Grid plc ☐☐	4,337
182	Punch Taverns plc	2,989
79	Rio Tinto plc	4,129
509	Rolls-Royce Group plc (a)	4,191
1,752	Royal & Sun Alliance Insurance Group plc	4,380
249	Royal Bank of Scotland Group plc	8,096
382	Scottish & Newcastle plc	3,813
172	Standard Chartered plc	4,347
599	Taylor Woodward plc	3,859
522	Tesco plc	3,507
123	Vedanta Resources plc	3,042
3,582	Vodafone Group plc	7,782
163	Wolverhampton & Dudley Brew plc	3,955
101	Xstrata plc	4,360

		221,847

	Total Common Stocks
	(Cost $810,035)	857,184

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Preferred Stocks — 0.6%
	Germany — 0.4%
22	Fresenius Medical Care AG	3,732

	United Kingdom — 0.2%
167	3i Group plc	401
4094	Vodafone Group plc	1,147

		1,548

	Total Preferred Stocks
	(Cost $13,244)	5,280

	Total Long-Term Investments
	(Cost $823,279)	862,464

	Total Investments — 97.9%
	(Cost $823,279)	862,464
	Other Assets in Excess of Liabilities — 2.1%	18,509

	Net Assets — 100.0%	$880,973

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) —	Non-income producing security.
(e) —

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h) —	Amount rounds to less than one thousands.
(l) —	All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR —	American Depositary Receipt
CVA —	Dutch Certification
GDR —	Global Depositary Receipt

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,363
Aggregate gross unrealized depreciation	(15,178)

Net unrealized appreciation/depreciation	$39,185

Federal income tax cost of investments	$823,279

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July, 31, 2006
The following represents the allocations by industry for
common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	16.9%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	7.3
Insurance	6.5
Metals & Mining	6.0
Capital Markets	4.1
Automobiles	4.0
Household Products	3.1
Electric Utilities	2.8
Machinery	2.6
Real Estate Management & Development	2.4
Food Products	2.3
Wireless Telecommunication Services	2.2
Chemicals	2.1
Diversified Telecommunication Services	2.0
Construction & Engineering	1.8
Food & Staples Retailing	1.8
Electrical Equipment	1.7
Beverages	1.6
Multi-Utilities	1.5
Trading Companies & Distributors	1.4
Semiconductors & Semiconductor Equipment	1.3
Health Care Providers & Services	1.2
Diversified Financial Services	1.0
Other (less than 1.0%)	11.6

JPMorgan International Growth Fund

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.1% (l)
	Common Stocks — 97.1%

	Australia — 2.1%
3	BHP Billiton Ltd.	72
6	Zinifex Ltd.	51

		123

	Brazil — 1.2%
1	Petroleo Brasileiro S.A. ADR	70

	China — 0.8%
29	China Life Insurance Co., Ltd., Class H	49

	Finland — 2.6%
8	Nokia OYJ	156

	France — 7.4%
-(h)	Arkema (a)	2
1	BNP Paribas	83
2	Sanofi-Aventis	158
3	Total S.A.	197

		440

	Germany — 5.4%
2	Adidas AG	80
1	Bayerische Motoren Werke AG	50
1	Fraport AG	84
1	SAP AG	108

		322

	Hong Kong — 1.8%
14	Esprit Holdings Ltd.	107

	Italy — 5.1%
12	Banca Intesa S.p.A.	72
7	Mediaset S.p.A.	76
15	Piaggio & C. S.p.A. (a)	54
13	UniCredito Italiano S.p.A.	103

		305

	Japan — 22.3%
-(h)	Ardepro Co., Ltd.	32
2	Astellas Pharma, Inc.	79
7	Bank of Fukuoka Ltd. (The)	52
2	Canon, Inc.	72
1	Credit Saison Co., Ltd.	48
2	Daikin Industries Ltd.	65
1	Fanuc Ltd.	58
1	Honeys Co., Ltd.	57
3	Hoya Corp.	105
-(h)	Mitsubishi UFJ Financial Group, Inc.	182
5	Mitsui Trust Holdings, Inc.	55
1	Nidec Corp.	71
2	Nitto Denko Corp.	109
-(h)	ORIX Corp.	57
1	SMC Corp.	77
7	Sumitomo Corp.	99
6	Tokyo Tatemono Co., Ltd.	61
-(h)	Zephyr Co., Ltd.	40

		1,319

	Luxembourg — 1.3%
6	SES Global S.A. FDR	75

	Mexico — 2.3%
2	America Movil S.A. de C.V., Series L ADR	66
1	Fomento Economico Mexicano S.A. de C.V. ADR	69

		135

	Netherlands — 2.5%
4	ASML Holding N.V. (a)	74
2	Royal Numico N.V.	73

		147

	South Korea — 1.1%
-(h)	Samsung Electronics Co., Ltd. GDR (e)	64

JPMorgan International Growth Fund

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Spain — 3.5%
1	Altadis S.A.	65
7	Banco Bilbao Vizcaya Argentaria S.A.	142

		207

	Sweden — 2.0%
38	Telefonaktiebolaget LM Ericsson, Class B	119

	Switzerland — 11.6%
1	Adecco S.A.	60
1	Kuehne & Nagel International AG	76
4	Novartis AG	214
1	Roche Holding AG	223
2	UBS AG	111

		684

	United Kingdom — 24.1%
6	Barclays plc	68
9	BG Group plc	120
10	Burberry Group plc	92
2	Carnival plc	60
9	Centrica plc	48
9	GlaxoSmithKline plc	249
5	HSBC Holdings plc	87
5	Intertek Group plc	64
13	Kingfisher plc	58
10	Smith & Nephew plc	88
4	Standard Chartered plc	96
16	Tesco plc	109
12	Vodafone Group plc	26
4	Wolseley plc	92
8	WPP Group plc	96
2	Xstrata plc	71

		1,424

	Total Common Stocks (Cost $4,445)	5,746

	Preferred Stock — 1.3%
	Germany — 1.2%
-(h)	Porsche AG	72

	United Kingdom — 0.1%
14	Vodafone Group plc	4

	Total Preferred Stocks (Cost $47)	76

	Total Investments — 98.4% (Cost $4,492)	5,822
	Other Assets in Excess of Liabilities — 1.6%	92

	Net Assets — 100%	$5,914

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h) Amount rounds to less than one thousand.
(l) All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

ADR American Depositary Receipt
FDR Foreign Depositary Receipt
GDR Global Depositary Receipt

Summary of Investments By Industry, July 31, 2006
The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	15.9%
Pharmaceuticals	15.6
Oil, Gas & Consumable Fuels	6.5

JPMorgan International Growth Fund

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

INDUSTRY	PERCENTAGE

Communications Equipment	4.6
Media	4.2
Specialty Retail	3.8
Metals & Mining	3.3
Trading Companies & Distributors	3.2
Automobiles	3.0
Electronic Equipment & Instruments	3.0
Textiles, Apparel & Luxury Goods	2.9
Machinery	2.3
Semiconductors & Semiconductor Equipment	2.3
Commercial Services & Supplies	2.1
Capital Markets	1.9
Chemicals	1.9
Consumer Finance	1.8
Food & Staples Retailing	1.8
Software	1.8
Real Estate Management & Development	1.6
Wireless Telecommunication Services	1.6
Health Care Equipment & Supplies	1.5
Transportation Infrastructure	1.4
Marine	1.3
Beverages	1.2
Food Products	1.2
Office Electronics	1.2
Building Products	1.1
Tobacco	1.1
Hotels, Restaurants & Leisure	1.0
Other (less than 1.0%)	2.3

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,419
Aggregate gross unrealized depreciation	(89)

Net unrealized appreciation/depreciation	$1,330

Federal income tax cost of investments	$4,492

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2% (l)
	Common Stocks — 99.2%
	Argentina — 0.0% (g)
55	IMPSAT Fiber Networks, Inc. (a)	–(h)

	Australia — 1.3%
2,611	BHP Billiton Ltd.	55,172

	Belgium — 1.7%
1688	Dexia	41,408
871	Fortis	30,997

		72,405

	Brazil — 1.4%
1,911	Cia Vale do Rio Doce ADR	44,339
171	Petroleo Brasileiro S.A. ADR	15,704

		60,043

	Finland — 1.4%
2,888	Nokia OYJ	57,328

	France — 12.9%
61	Arkema (a)	2,349
1,944	AXA S.A.	66,958
776	BNP Paribas	75,574
938	Cie de Saint-Gobain	67,019
450	Imerys S.A.	32,664
493	Lafarge S.A.	59,512
589	Sanofi-Aventis	55,978
2,578	Total S.A.	175,561

		535,615

	Germany — 4.0%
358	BASF AG	28,859
726	Bayerische Motoren Werke AG	37,470
1,589	Deutsche Post AG	39,342
136	SAP AG	24,919
471	Siemens AG	37,969

		168,559

	Hong Kong — 1.0%
5,314	Esprit Holdings Ltd.	40,511

	Ireland — 0.8%
1,767	Bank of Ireland	31,355

	Italy — 4.9%
4,201	ENI S.p.A.	128,879
1,910	Mediaset S.p.A.	21,676
6,943	UniCredito Italiano S.p.A.	53,465

		204,020

	Japan — 23.4%
1,130	Astellas Pharmaceutical, Inc.	44,860
4,279	Bank of Yokohama Ltd.	34,318
1,265	Canon, Inc.	60,375
749	Credit Saison Co., Ltd.	32,437
993	Daikin Industries Ltd.	32,040
331	Fanuc Ltd.	27,608
103	Hirose Electric Co., Ltd.	13,256
1,834	Honda Motor Co., Ltd.	60,399
1,363	Hoya Corp.	47,688
1,331	Matsushita Electric Industrial Co., Ltd.	27,642
2,173	Mitsubishi Corp.	44,595
6	Mitsubishi Tokyo UFJ Financial Group, Inc.	85,346
1,940	Mitsui Fudosan Co., Ltd.	41,205
6	Mizuho Financial Group, Inc.	51,090
471	Nidec Corp.	33,478
2,288	Nikko Cordial Corp.	27,298
699	Nitto Denko Corp.	50,752
445	Secom Co., Ltd.	21,673
1,302	Seven & I Holdings Co., Ltd.	45,512
1,061	Sharp Corp.	17,938
715	Shin-Etsu Chemical Co., Ltd.	41,474
227	SMC Corp.	29,016
3,797	Sumitomo Corp.	53,889
5	Sumitomo Mitsui Financial Group, Inc.	49,368

		973,257

	Mexico — 0.5%
243	Fomento Economico Mexicano S.A. de C.V. ADR	21,327

	Netherlands — 5.0%
1,456	ABN Amro Holdings N.V.	40,351
1,113	ING Groep N.V. CVA	45,171
1,279	Koninklijke Philips Electronics N.V.	42,142
2,937	Reed Elsevier N.V.	43,514
1,536	Wolters Kluwer N.V. CVA, Class C	36,199
9	World Online International N.V. (a)	–(h)

		207,377

	South Korea — 0.9%
112	Samsung Electronics Co., Ltd. GDR	35,742

	Spain — 2.8%
703	Altadis S.A.	33,316
2,544	Banco Bilbao Vizcaya Argentaria S.A.	54,200
1,825	Banco Popular Espanol S.A.	27,431

		114,947

	Sweden — 1.3%
16,815	Telefonaktiebolaget LM Ericsson, Class B	53,001

1

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Switzerland — 11.2%
651	Adecco S.A.	37,905
673	Holcim Ltd.	52,532
241	Nestle S.A.	78,864
1,423	Novartis AG	80,534
451	Roche Holding AG	80,195
1,646	UBS AG	89,620
209	Zurich Financial Services AG	46,871

		466,521

	United Kingdom — 24.7%
6,202	Barclays plc	72,833
4,050	BG Group plc	54,502
2,199	British Land Co. plc	56,198
7,719	Centrica plc	42,270
3,715	GlaxoSmithKline plc	102,778
8,076	HSBC Holdings plc	146,342
7,044	Kingfisher plc	32,212
14,056	Morrison Supermarkets plc	53,738
1,953	Royal Bank of Scotland Group plc	63,608
1,361	Schroders plc	24,644
3,972	Smith & Nephew plc	34,208
1,801	Standard Chartered plc	45,602
13,501	Tesco plc	90,706
266	TI Automotive Ltd., Class A (a)
84,392	Vodafone Group plc	98,168
2,887	Wolseley plc	61,450
3,960	WPP Group plc	46,898

		1,026,157

	Total Long-Term Investments (Cost $3,144,819)	4,123,337

	Investment of Cash Collateral for Securities Loaned — 16.2%

Principal Amount ($)

	Certificates of Deposit — 12.7%
50,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	50,000
18,994	Bank of Nova Scotia, New York, FRN, 5.36%, 05/21/07	18,994
49,999	Calyon, New York, FRN, 5.32%, 12/12/06	49,999
25,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	25,000
32,090	Canadian Imperial Bank, New York, FRN 5.37%, 02/14/08	32,090
26,470	Credit Suisse First Boston, New York, FRN, 5.33%, 10/17/06	26,470
7,275	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	7,275
49,999	KBC, New York, FRN, 5.32%, 12/12/06	49,999
40,000	Landesbank Baden, 5.30%, 08/07/06	40,000
30,499	Manufacturers And Traders, FRN, 5.37%, 09/26/06	30,499
12,498	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	12,498
2,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	2,000
17,499	Nordea Bank, New York, FRN, 5.32%, 01/03/07	17,499
35,901	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	35,901
10,495	Societe Generale, New York, FRN, 5.37%, 06/20/07	10,495
14,997	Sun Trust Bank, Atlanta, FRN, 5.39%, 06/28/07	14,997
4,999	Unicredito Italiano Bank, New York, FRN, 5.47%, 10/04/06	4,999
39,807	Union Bank of Switzerland, 5.30%, 08/07/06	39,807
46,997	Wachovia Bank N.A., FRN, 5.33%, 10/02/06	46,997
10,000	Wells Fargo Bank, San Francisco,	10,000

	FRN, 5.30%, 11/27/06	525,519

	Commercial Paper — 2.7%
20,337	Cedar Springs Capital Company LLC, 5.30%, 08/03/06	20,337
34,851	Lexington Parker Capital, 5.32%, 08/09/06	34,851
55,000	Morgan Stanley,	55,000

	FRN, 5.37%, 02/20/07	110,188

	Repurchase Agreements — 0.8%
34,862	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $34,867, collateralized by U.S. Government Agency Mortgages	34,862

	Total Investment of Cash Collateral for Securities Loaned (Cost $670,569)	670,569

2

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Total Investments — 115.4% (Cost $3,815,388)	4,793,906
	Liabilities in Excess of Other Assets — (15.4)%	(638,800)

	Net Assets — 100.0%	$ 4,155,106

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2006
The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage

Commercial Banks	21.0%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	8.8
Food & Staples Retailing	4.6
Trading Companies & Distributors	3.8
Media	3.6
Construction Materials	3.5
Capital Markets	3.4
Chemicals	3.0
Insurance	2.7
Communications Equipment	2.7
Metals & Mining	2.4
Building Products	2.4
Automobiles	2.4
Wireless Telecommunication Services	2.4
Real Estate Management & Development	2.3
Electronic Equipment & Instruments	2.3
Household Durables	2.1
Food Products	1.9
Diversified Financial Services	1.8
Specialty Retail	1.7
Office Electronics	1.4
Commercial Services & Supplies	1.4
Machinery	1.4
Multi-Utilities	1.0
Other less than 1.0%	6.2
Investment of Cash Collateral for Securities on Loan	16.2

Abbreviations:
(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
(g)	Amount rounds to less than 0.1%.
(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.
GDR	Global Depositary Receipt

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,084,761
Aggregate gross unrealized depreciation	(106,243)

Net unrealized appreciation/depreciation	$978,518

Federal income tax cost of investments	$3,815,388

3

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Oct JPM Asia Equity Fund
Other Liabilities in Excess of Assets — (15.4)%	(638,800)	SubTotalLevel1
Net Assets — 100.0%	4,155,106	Equitabl|GRANDTOTAL

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.3% (l)
	Common Stocks — 97.3%
	Australia — 1.4%
103	Brambles Industries Ltd.	860
340	Macquarie Infrastructure Group	707
720	Southern Pacific Petroleum NL (a)	-(h	)
113	Sydney Roads Group (a)	90

		1,657

	Brazil — 0.9%
16	Unibanco-Uniao de Bancos Brasileiros S.A. ADR	1,075

	Finland — 2.1%
24	Metso OYJ	886
42	Nokia OYJ	836
22	Wartsila OYJ, Class B	873

		2,595

	France — 13.7%
119	Alcatel S.A. (a)	1,338
31	Arkema (a)	1,206
49	AXA S.A.	1,692
24	BNP Paribas	2,314
26	Compagnie Generale des Etablissements Michelin, Class B	1,610
15	Groupe Danone	1,960
11	Schneider Electric S.A.	1,121
41	Suez S.A.	1,696
54	Total S.A.	3,663

		16,600

	Germany — 6.9%
47	Bayer AG	2,300
24	Bayerische Motoren Werke AG	1,215
63	Lanxess AG (a)	2,361
27	RWE AG	2,408

		8,284

	Hong Kong — 2.3%
169	Henderson Land Development Co., Ltd.	926
182	Swire Pacific Ltd., Class A	1,887

		2,813

	Ireland — 1.6%
37	Allied Irish Banks plc	891
34	CRH plc	1,094

		1,985

	Italy — 4.4%
53	Banche Popolari Unite Scpa	1,423
520	Telecom Italia S.p.A. RNC	1,254
340	UniCredito Italiano S.p.A.	2,615

		5,292

	Japan — 18.1%
80	77 Bank Ltd. (The)	580
50	Amada Co., Ltd.	531
-(h)	Central Japan Railway Co.	1,494
34	Daiichi Sankyo Co., Ltd.	943
144	Daiwa Securities Group, Inc.	1,611
31	Elpida Memory, Inc. (a)	1,234
140	Itochu Corp.	1,263
-(h)	Japan Tobacco, Inc.	1,358
116	Konica Minolta Holdings, Inc. (a)	1,479
207	Kubota Corp.	1,903
83	Mitsui & Co., Ltd.	1,251
225	Nisshin Steel Co., Ltd.	675
27	Sony Corp.	1,198
-(h)	Sumitomo Mitsui Financial Group, Inc.	2,162
35	Toyota Motor Corp.	1,816
-(h)	West Japan Railway Co.	928
56	Yakult Honsha Co., Ltd.	1,449

		21,875

	Netherlands — 10.1%
208	Hagemeyer N.V. (a)	1,010
55	ING Groep N.V. CVA	2,216
59	Koninklijke Philips Electronics N.V.	1,953
30	Mittal Steel Co. NV	1,035
125	Royal KPN N.V.	1,420
27	Royal Numico N.V.	1,293
54	SNS Reaal	1,231
36	TNT N.V.	1,292
10	USG People N.V.	716

		12,166

	Norway — 2.7%
63	Bergesen Worldwide Gas ASA	888
26	Orkla ASA	1,181
97	Telenor ASA	1,233

		3,302

	Singapore — 1.4%

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

36	CapitaMall Trust REIT	50
1,029	Singapore Telecommunications Ltd.	1,687

		1,737

	South Korea — 3.0%
10	Kookmin Bank ADR	875
51	LG.Philips LCD Co., Ltd. ADR (a)	901
8	Lotte Shopping Co., Ltd. GDR (a) (e)	130
3	Lotte Shopping Co., Ltd.	878
1	Samsung Electronics Co., Ltd.	848

		3,632

	Switzerland — 5.4%
31	Novartis AG	1,740
16	Roche Holding AG	2,932
33	UBS AG	1,796

		6,468

	Taiwan — 0.6%
63	HON HAI Precision Industry Co., Ltd. GDR	751

	United Kingdom — 22.7%
105	Aviva plc	1,409
212	Barclays plc	2,489
360	BP plc	4,381
307	BT Group plc	1,363
147	Cadbury Schweppes plc	1,437
158	Compass Group plc	753
98	GlaxoSmithKline plc	2,718
64	Intercontinental Hotels Group plc	1,035
230	International Power plc	1,264
13	Man Group plc	597
107	National Grid plc	1,219
91	Royal Bank of Scotland Group plc	2,960
168	Scottish & Newcastle plc	1,681
323	Tesco plc	2,170
93	Wolseley plc	1,982

		27,458

	Total Common Stocks (Cost $93,140)	117,690

	Short-Term Investments — 2.7%
	Investment Company — 2.1%
2,573	JPMorgan Prime Money Market Fund (b)	2,573

Principal Amount ($)

	U.S. Treasury Bills — 0.6%
700	U.S. Treasury Bills,
	4.97%, 09/28/06 (n)	695

	Total Short-Term Investments (Cost $3,267)	3,268

	Investments of Cash Collateral for Securities Loaned — 12.0%
	Certificates of Deposit — 3.0%
1,000	Canadian Imperial Bank, New York,
	FRN, 5.32%, 11/27/06	1,000
520	Credit Suisse First Boston, New York,
	FRN, 5.33%, 10/17/06	520
550	Deutsche Bank, New York,
	FRN, 5.41%, 01/22/08	550
550	Societe Generale, New York,
	FRN, 5.37%, 06/20/07	550
497	Union Bank of Switzerland,
	5.30%, 08/07/06	497
500	Wachovia Bank N.A.,
	FRN, 5.33%, 10/02/06	500

		3,617

	Commercial Paper — 0.6%
499	Cedar Springs Capital Company LLC,
	5.30%, 08/03/06	499
249	Lexington Parker Capital,
	5.32%, 08/09/06	249

		748

	Repurchase Agreements — 8.4%
2,399	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $2,400, collateralized by U.S. Government Agency Mortgages	2,399
2,600	Lehman Brothers, Inc., 5.32%, dated 07/31/06, due 08/01/06, repurchase price $2,601, collateralized by U.S. Government Agency Mortgages	2,600
2,596	Morgan Stanley & Co., Inc., 5.33%, dated 07/31/06, due 08/01/06, repurchase price $2,597, collateralized by U.S. Government Agency Mortgages	2,596
2,600	UBS Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $2,601, collateralized by U.S. Government Agency Mortgages	2,600

		10,195

	Total Investments of Cash Collateral for Securities Loaned (Cost $14,560)	14,560

	Total Investments — 112.0% (Cost $110,967)	135,518
	Liabilities in Excess of Other Assets — (12.0)%	(14,489)

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Net Assets — 100.0%	$121,029

Percentages indicated are based on net assets.

Abbreviations

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(l)	All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt

AUD	Australian Dollar.

CHF	Swiss Franc.

CVA	Dutch Certification

EUR	Euro.

FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.

GBP	British Pound.

GDR	Global Depositary Receipt

HKD	Hong Kong Dollar.

JPY	Japanese Yen.

NOK	Norwegian Krone.

REIT	Real Estate Investment Trust

RNC	Risparmio Non-Convertible Savings Shares

SEK	Swedish Krona.

USD	United States Dollar.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,098
Aggregate gross unrealized depreciation	(1,547)

Net unrealized appreciation/depreciation	$24,551

Federal income tax cost of investments	$110,967

Summary of Investments by Industry, July 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage

Commercial Banks	14.5%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	6.9
Diversified Telecommunication Services	5.9
Food Products	5.2
Chemicals	4.8
Trading Companies & Distributors	4.6
Multi-Utilities	4.4
Insurance	3.6
Machinery	3.5
Capital Markets	3.3
Household Durables	2.6
Automobiles	2.5
Real Estate Management & Development	2.3
Road & Rail	2.0

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Industry	Percentage

Diversified Financial Services	1.8
Food & Staples Retailing	1.8
Semiconductors & Semiconductor Equipment	1.7
Hotels, Restaurants & Leisure	1.5
Beverages	1.4
Commercial Services & Supplies	1.4
Communications Equipment	1.4
Electronic Equipment & Instruments	1.4
Metals & Mining	1.4
Auto Components	1.3
Office Electronics	1.2
Air Freight & Logistics	1.1
Tobacco	1.1
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	1.0
Other (less than 1.0%)	3.2
Short-Term Investments	2.7
Investments of Cash Collateral For Securities Loaned	12.0

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

	Contracts to Buy		Settlement Date	Settlement Value (USD)		Value at 07/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

10,377	AUD		08/14/06	$7,932		$7,950		$18

1,074	AUD	for
983	CHF		08/14/06	800	#	823	#	23

3,851	CHF		08/14/06	3,143		3,134		(9)

558	CHF	for
606	AUD		08/14/06	465	#	454	#	(11)

136	CHF	for
88	EUR		08/14/06	113	#	111	#	(2)

2,567	CHF	for
15,156	SEK		08/14/06	2,105	#	2,089	#	(16)

7,633	EUR		08/14/06	9,714		9,759		45

288	EUR	for
446	CHF		08/14/06	363	#	368	#	5

4,054	EUR	for
2,798	GBP		08/14/06	5,228	#	5,182	#	(46)

527	EUR	for
4,100	NOK		08/14/06	667	#	673	#	6

760	EUR	for
7,111	SEK		08/14/06	988	#	972	#	(16)

7,605	GBP		08/14/06	14,120		14,210		90

599	GBP	for
1,495	AUD		08/14/06	1,145	#	1,120	#	(25)

6,962	HKD		08/14/06	899		896		(3)

803,735	JPY		08/14/06	7,106		7,024		(82)

78,102	JPY	for
545	EUR		08/14/06	696	#	683	#	(13)

170,913	JPY	for
818	GBP		08/14/06	1,529	#	1,494	#	(35)

68,422	JPY	for
4,745	HKD		08/14/06	611	#	598	#	(13)

4,328	NOK	for
553	EUR		08/14/06	707	#	704	#	(3)

34,407	SEK		08/14/06	4,759		4,780		21

5,690	SEK	for
610	EUR		08/14/06	779	#	790	#	11

				$63,869		$63,814		$(55)

	Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 07/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

2,876	AUD	08/14/06	$2,167	$2,203	$(36)

3,880	CHF	08/14/06	3,190	3,157	33

17,529	EUR	08/14/06	22,397	22,412	(15)

4,347	GBP	08/14/06	8,003	8,124	(121)

6,052	HKD	08/14/06	782	779	3

571,497	JPY	08/14/06	5,047	4,995	52

12,959	NOK	08/14/06	2,138	2,107	31

1,075	SGD	08/14/06	685	681	4

			$44,409	$44,458	$(49)

# For cross-currency exchange contracts, the settlement value is the market value at 07/31/06 of the currency being sold, and the value is the market value at 07/31/06 of the currency being purchased.

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.1% (l)
	Common Stocks — 96.1%
	Australia — 1.7%
245	Australia & New Zealand Banking Group Ltd.	4,734

	Brazil — 1.0%
41	Unibanco-Uniao de Bancos Brasileiros S.A. ADR	2,815

	Finland — 1.5%
50	Metso OYJ	1,794
58	Wartsila OYJ, Class B	2,263

		4,057

	France — 15.4%
198	Alcatel S.A. (a)	2,225
63	Arkema (a)	2,428
184	AXA S.A.	6,327
77	BNP Paribas	7,496
63	Cie de Saint-Gobain	4,509
69	Compagnie Generale des Etablissements Michelin, Class B	4,168
42	Schneider Electric S.A.	4,299
128	Suez S.A.	5,298
79	Total S.A.	5,410

		42,160

	Germany — 7.0%
93	Bayer AG	4,598
44	Deutsche Bank AG	5,033
107	Lanxess AG (a)	3,993
66	RWE AG	5,749

		19,373

	Hong Kong — 2.1%
483	Henderson Land Development Co., Ltd.	2,648
303	Swire Pacific Ltd., Class A	3,150

		5,798

	Ireland — 0.9%
105	Allied Irish Banks plc	2,509

	Italy — 8.7%
115	Banche Popolari Unite Scpa	3,087
191	ENI S.p.A.	5,861
125	ERG S.p.A	3,029
1,625	Telecom Italia S.p.A. RNC	3,922
1,047	UniCredito Italiano S.p.A.	8,060

		23,959

	Japan — 21.0%
334	77 Bank Ltd. (The)	2,423
200	Amada Co., Ltd.	2,125
-(h)	Central Japan Railway Co.	2,523
165	Chubu Electric Power Co., Inc.	3,992
92	Daiichi Sankyo Co., Ltd.	2,536
355	Daiwa Securities Group, Inc.	3,971
348	Itochu Corp.	3,140
1	Japan Tobacco, Inc.	3,237
143	Konica Minolta Holdings, Inc. (a)	1,823
455	Kubota Corp.	4,183
162	Matsushita Electric Industrial Co., Ltd.	3,364
214	Mitsui & Co., Ltd.	3,226
29	Nintendo Co., Ltd.	5,416
-(h)	Sumitomo Mitsui Financial Group, Inc.	4,559
145	Toyota Motor Corp.	7,611
1	West Japan Railway Co.	3,464

		57,593

	Luxembourg — 2.1%
107	Arcelor	5,732

	Netherlands — 5.9%
168	ING Groep N.V. CVA	6,798

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

336	Royal KPN N.V.	3,809
111	SNS Reaal (a)	2,521
86	TNT N.V.	3,086

		16,214

	Norway — 1.6%
101	Bergesen Worldwide Gas ASA	1,435
66	Orkla ASA	3,001

		4,436

	Singapore — 0.8%
1,286	Singapore Telecommunications Ltd. (a)	2,108

	South Korea — 1.8%
31	Kookmin Bank ADR	2,670
122	LG.Philips LCD Co., Ltd. ADR (a)	2,177

		4,847

	Switzerland — 2.4%
81	Credit Suisse Group	4,561
9	Zurich Financial Services AG	2,025

		6,586

	United Kingdom — 22.2%
358	Aviva plc	4,812
672	Barclays plc	7,891
595	BP plc	7,236
188	British American Tobacco plc	5,060
1,578	BT Group plc	7,001
682	Compass Group plc	3,256
94	GlaxoSmithKline plc	2,612
149	Intercontinental Hotels Group plc	2,408
220	Royal Bank of Scotland Group plc	7,169
329	Scottish & Newcastle plc	3,281
259	Scottish & Southern Energy plc	5,859
640	Tesco plc	4,302
171	TI Automotive Ltd., Class A (a)	-(h	)

		60,887

	Total Common Stocks (Cost $231,118)	263,808

	Short-Term Investments — 3.5%
	Investment Company — 3.4%
9,445	JPMorgan Prime Money Market Fund (b)	9,445

Principal Amount ($)

	U.S. Government Securities — 0.1%
140	U.S. Treasury Bills, 4.75%, 09/28/06 (k) (n)	139

	Total Short-Term Investments (Cost $9,584)	9,584
	Investments of Cash Collateral for Securities Loaned — 17.0%
	Certificates of Deposit — 2.8%
1,500	Calyon, New York, FRN, 5.32%, 12/12/06	1,500
	Canadian Imperial Bank, New York
1,000	FRN, 5.32%, 11/27/06	1,000
500	FRN, 5.37%, 02/14/08	500
1,300	Credit Suisse First Boston, FRN, 5.33%, 10/17/06	1,300
400	Deutsche Bank, New York,
	FRN, 5.41%, 01/22/08	400
400	Societe Generale, New York, FRN, 5.37%, 06/20/07	400
1,493	Union Bank of Switzerland, 5.30%, 08/07/06	1,492
1,000	Wachovia Bank N.A., FRN, 5.33%, 10/02/06	1,000

		7,592

	Commercial Paper — 0.9%
1,997	Cedar Springs Capital Company LLC, 5.30%, 08/03/06	1,997
498	Lexington Parker Capital, 5.32%, 08/09/06	498

		2,495

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Repurchase Agreements — 13.3%
5,796	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $5,797, collateralized by U.S. Government Agency Mortgages	5,796
9,000	Bear Stearns & Co., Inc., 5.31%, dated 07/31/06, due 08/01/06, repurchase price $9,001, collateralized by U.S. Government Agency Mortgages	9,000
7,000	Lehman Brothers, Inc., 5.32%, dated 07/31/06, due 08/01/06, repurchase price, $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Morgan Stanley & Co., Inc., 5.33%, dated 07/31/06, due 08/01/06, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,912	UBS Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $7,913, collateralized by U.S. Government Agency Mortgages	7,912

		36,708

	Total Investments of Cash Collateral for Securities Loaned (Cost $46,795)	46,795

	Total Investments — 116.6% (Cost $287,497)	320,187
	Liabilities in Excess of Other Assets — (16.6)%	(45,660)

	Net Assets — 100.0%	$274,527

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depository Receipt.
AUD	Australian Dollar.
CHF	Swiss Franc.
CVA	Dutch Certification.
DKK	Danish Krone.
EUR	Euro.
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.
RNC	Risparmio Non-Convertible Savings Shares.
SEK	Swedish Krona.
USD	United States Dollar.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,732
Aggregate gross unrealized depreciation	(1,042)

Net unrealized appreciation/depreciation	$32,690

Federal income tax cost of investments	$287,497

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 07/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

19	DJ Euro Stoxx 50	September, 2006	$897	$69
7	FTSE 100 Index	September, 2006	774	54
5	Topic Stock Index	September, 2006	685	26

				$149

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments By Industry, July 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	19.4%
Oil, Gas & Consumable Fuels	8.4
Diversified Telecommunication Services	6.1
Insurance	5.7
Capital Markets	4.9
Chemicals	4.0
Multi-Utilities	4.0
Machinery	3.8
Electric Utilities	3.6
Tobacco	3.0
Automobiles	2.8
Diversified Financial Services	2.5
Trading Companies & Distributors	2.3
Road & Rail	2.2
Hotels, Restaurants & Leisure	2.1
Metals & Mining	2.1
Real Estate Management & Development	2.1
Software	2.0
Pharmaceuticals	1.9
Building Products	1.6
Electrical Equipment	1.6
Food & Staples Retailing	1.6
Auto Components	1.5
Beverages	1.2
Household Durables	1.2
Air Freight & Logistics	1.1
Industrial Conglomerates	1.1
Other (less than 1.0%)	2.3
Investments of Cash Collateral for Securities Loaned	17.0
Short-Term Investments	3.5

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

	Contracts to Buy		Settlement Date	Settlement Value (USD)		Value at 07/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

1,052	AUD	for
947	CHF		08/29/06	$772	#	$805	#	$33

15,050	AUD		08/29/06	11,229		11,527		298

894	CHF	for
579	EUR		08/29/06	741	#	729	#	(12)

3,253	CHF	for
19,213	SEK		08/29/06	2,673	#	2,652	#	(21)

16,206	CHF		08/29/06	13,288		13,213		(75)

14,114	DKK		08/29/06	2,430		2,421		(9)

345	EUR	for
535	CHF		08/29/06	436	#	442	#	6

6,015	EUR	for
4,155	GBP		08/29/06	7,767	#	7,699	#	(68)

30,619	EUR		08/29/06	38,758		39,190		432

25,069	GBP		08/29/06	46,491		46,857		366

16,218	HKD		08/29/06	2,094		2,090		(4)

98,706	JPY	for
686	EUR		08/29/06	878	#	864	#	(14)

4,243,835	JPY		08/29/06	37,550		37,176		(374)

5,348	NOK	for
683	EUR		08/29/06	875	#	871	#	(4)

5,542	NOK		08/29/06	889		903		14

7,833	SEK	for
840	EUR		08/29/06	1,075	#	1,090	#	15

15,085	SEK	for
235,552	JPY		08/29/06	2,063	#	2,099	#	36

37,476	SEK		08/29/06	5,146		5,214		68

				$175,155		$175,842		$687

	Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 07/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

3,217	AUD	08/29/06	$2,385	$2,464	$(79)

4,748	CHF	08/29/06	3,880	3,871	9

56,616	EUR	08/29/06	72,085	72,464	(379)

18,889	GBP	08/29/06	34,970	35,306	(336)

24,552	HKD	08/29/06	3,169	3,164	5

1,143,775	JPY	08/29/06	28,694	28,592	102

24,484	NOK	08/29/06	3,989	3,987	2

			$149,172	$149,848	$(676)

# For cross currency exchange contracts, the settlement value is the market value at 7/31/06 of the currency being sold, and the value at 7/31/06 is the value of currency being purchased.

JPMorgan Japan Fund	JPMorgan Japan Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.1% (l)
	Common Stocks — 99.1%
	Auto Components — 3.3%
268	Aisin Seiki Co., Ltd.	7,808
322	Denso Corp.	11,038
812	Showa Corp.	13,663

		32,509

	Automobiles — 8.3%
751	Honda Motor Co., Ltd.	24,710
1,504	Mazda Motor Corp.	9,784
841	Nissan Motor Co., Ltd.	9,049
704	Toyota Motor Corp.	37,062

		80,605

	Capital Markets — 3.1%
5	Asset Managers Co., Ltd.	9,734
1	Fintech Global, Inc.	2,692
779	Japan Asia Investment Co., Ltd.	4,511
4	Monex Beans Holdings, Inc.	3,002
849	Nikko Cordial Corp.	10,132

		30,071

	Chemicals — 7.4%
1,582	Daicel Chemical Industries Ltd.	11,670
1,635	Nissan Chemical Industries Ltd.	20,577
220	Nitto Denko Corp.	15,948
1,184	Toray Industries, Inc.	9,949
1,332	Zeon Corp.	14,255

		72,399

	Commercial Banks — 14.5%
2,397	Bank of Yokohama Ltd. (The)	19,224
3,060	Kansai Urban Banking Corp. (i)	12,050
3	Mitsubishi Tokyo UFJ Financial Group, Inc.	36,649
1,106	Mitsui Trust Holdings, Inc.	12,153
6	Sumitomo Mitsui Financial Group, Inc.	61,404

		141,480

	Consumer Finance — 0.7%
188	Pocket Card Co., Ltd.	1,582
787	UFJ NICOS Co., Ltd.	4,625

		6,207

	Distributors — 0.6%
258	ABC-Mart, Inc.	5,487

	Diversified Consumer Services — 0.4%
4	Take And Give Needs Co., Ltd.	4,134

	Diversified Financial Services — 1.4%
300	Diamond Lease Co., Ltd.	14,001

	Electronic Equipment & Instruments — 3.9%
484	Dainippon Screen Manufacturing Co., Ltd.	3,770
91	Keyence Corp.	20,682
191	Nidec Corp.	13,578

		38,030

	Food Products — 0.4%
328	Kibun Food Chemifa Co., Ltd.	3,813

	Hotels, Restaurants & Leisure — 1.5%
165	Chimney Co., Ltd.	3,707
271	Resorttrust, Inc.	7,398
1	Rex Holdings Co., Ltd.	2,952

		14,057

	Household Durables — 8.7%
390	Arnest One Corp.	11,149
488	Daito Trust Construction Co., Ltd.	26,518
604	Japan General Estate Co., Ltd. (The)	13,675
1,822	Sekisui House Ltd.	25,858

1

JPMorgan Japan Fund	JPMorgan Japan Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

111	Token Corp.	7,816

		85,016

	Insurance — 1.4%
1,161	Mitsui Sumitomo Insurance Co., Ltd.	13,682

	Internet & Catalog Retail — 0.3%
7	Rakuten, Inc.	3,277

	Machinery — 2.9%
441	NGK Insulators Ltd.	5,658
179	SMC Corp.	22,947

		28,605

	Media — 0.5%
230	Avex Group Holdings, Inc.	4,760

	Multiline Retail — 2.0%
370	Don Quijote Co., Ltd.	6,859
353	Izumi Co., Ltd.	12,064

		18,923

	Office Electronics — 2.6%
526	Canon, Inc.	25,132

	Oil, Gas & Consumable Fuels — 2.8%
3	Inpex Holdings, Inc. (a)	27,508

	Pharmaceuticals — 5.9%
1,126	Daiichi Sankyo Co., Ltd.	30,967
1,242	Shionogi & Co., Ltd.	23,537
473	Toyama Chemical Co., Ltd. (a)	3,073

		57,577

	Real Estate Investment Trusts (REITs) — 4.2%
2	Creed Office Investment Corp. REIT (a) (i)	8,507
-(h)	Japan Hotel and Resort, Inc. REIT (a)	2,130
2	Kenedix Realty Investment Corp. REIT (i)	7,955
1	Nippon Building Fund, Inc. REIT	10,664
1	Premier Investment Co. REIT	4,867
1	Top REIT, Inc. REIT (a) (i)	7,055

		41,178

	Real Estate Management & Development — 2.9%
7	Arealink Co., Ltd.	4,097
170	Sumitomo Real Estate Sales Co., Ltd.	13,731
1,037	Tokyo Tatemono Co., Ltd.	10,475

		28,303

	Road & Rail — 4.0%
4	East Japan Railway Co.	29,678
1,870	Sankyu, Inc.	9,573

		39,251

	Semiconductors & Semiconductor Equipment — 2.8%
53	Advantest Corp.	5,132
151	Mimasu Semiconductor Industry Co., Ltd.	2,467
36	Miraial Co., Ltd.	2,552
215	Sumco Corp.	12,511
158	Ulvac, Inc.	4,868

		27,530

	Specialty Retail — 3.2%
470	EDION Corp.	8,812
250	Konaka Co., Ltd.	3,731
448	Nishimatsuya Chain Co., Ltd.	8,553
147	USS Co., Ltd.	9,748

		30,844

	Tobacco — 2.8%
7	Japan Tobacco, Inc.	27,388

	Trading Companies & Distributors — 3.1%
390	Advan Co., Ltd.	5,007
683	Mitsubishi Corp.	14,004
800	Sumitomo Corp.	11,354

		30,365

	Wireless Telecommunication Services — 3.5%
5	KDDI Corp.	34,121

	Total Common Stocks (Cost $958,126)	966,253

2

JPMorgan Japan Fund	JPMorgan Japan Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 17.3%
	Certificates of Deposit — 7.5%
7,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	7,000
10,000	Barclays, New York, FRN, 5.33%, 06/06/07	10,000
7,000	Calyon, New York, FRN, 5.32%, 12/12/06	7,000
4,549	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	4,549
7,500	Credit Suisse First Boston, FRN, 5.33%, 10/17/06	7,500
7,250	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	7,250
7,000	KBC, New York, FRN, 5.32%, 12/12/06	7,000
1,000	Manufacturers and Traders, FRN, 5.37%, 09/26/06	1,000
	Royal Bank of Canada, New York
6,000	FRN, 5.29%, 09/20/06	6,000
1,000	FRN, 5.30%, 11/13/06	1,000
	Societe Generale, New York
3,000	FRN, 5.32%, 11/24/06	3,000
3,998	FRN, 5.37%, 06/20/07	3,998
6,966	Union Bank of Switzerland, 5.30%, 08/07/06	6,966
1,232	World Savings Bank FSB, FRN, 5.33%, 09/15/06	1,232

		73,495

	Commercial Papers — 2.2%
7,489	Cedar Springs Capital Company LLC, 5.30%, 08/03/06	7,489
3,983	Concord Minutemen C.C. LLC, Series C, 5.37%, 08/16/06	3,983
6,971	Landesbank Baden, 5.30%, 08/03/06	6,971
2,987	Lexington Parker Capital, 5.32%, 08/09/06	2,987

		21,430

	Repurchase Agreements — 7.6%
18,195	Bank of America Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $18,198, collateralized by U.S. Government Agency Mortgages	18,195
16,000	Bear Stearns & Co., Inc., 5.31%, dated 07/31/06, due 08/01/06, repurchase price $16,002, collateralized by U.S. Government Agency Mortgages	16,000
10,000	Lehman Brothers, Inc., 5.32%, dated 07/31/06, due 08/01/06, repurchase price $10,001, collateralized by U.S. Government Agency Mortgages	10,000
15,000	Morgan Stanley & Co., Inc., 5.33%, dated 07/31/06, due 08/01/06, repurchase price $15,002, collaterlized by U.S. Government Agency Mortgages	15,000
15,000	UBS Securities LLC, 5.32%, dated 07/31/06, due 08/01/06, repurchase price $15,002, collateralized by U.S. Government Agency Mortgages	15,000

		74,195

	Total Investments of Cash Collateral for Securities Loaned (Cost $169,120)	169,120

	Total Investments — 116.4% (Cost $1,127,246)	1,135,373
	Liabilities in Excess of Other Assets — (16.4)%	(160,246)

	Net Assets — 100.0%	$975,127

3

JPMorgan Japan Fund	JPMorgan Japan Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of
Trustees and may be difficult to sell.
(l)	All or portion of this security is segregated for current or potential holdings with custodian for forward foreign currency contracts.
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,229
Aggregate gross unrealized depreciation	(49,102)

Net unrealized appreciation/depreciation	$8,127

Federal income tax cost of investments	$1,127,246

4

JPMorgan Japan Fund	JPMorgan Japan Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments By Industry, July 31, 2006

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	15.2%
Household Durables	8.7
Automobiles	8.3
Chemicals	7.4
Pharmaceuticals	5.9
Real Estate Investment Trusts (REITs)	4.2
Road & Rail	4.0
Electronic Equipment & Instruments	4.0
Wireless Telecommunication Services	3.5
Auto Components	3.3
Specialty Retail	3.2
Trading Companies & Distributors	3.1
Capital Markets	3.1
Machinery	3.0
Real Estate Management & Development	2.9
Semiconductors & Semiconductor Equipment	2.8
Oil, Gas & Consumable Fuels	2.8
Tobacco	2.8
Office Electronics	2.6
Multiline Retail	1.9
Hotels, Restaurants & Leisure	1.4
Diversified Financial Services	1.4
Insurance	1.4
Other (less than 1.0%)	2.2
Investments of Cash Collateral for Securities on Loan	17.3

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—99.2%
	Common Stocks—99.2%
	Aerospace & Defense—2.8%
11	General Dynamics Corp.	732
39	Honeywell International, Inc.	1,505
29	Lockheed Martin Corp.	2,304
87	Northrop Grumman Corp.	5,785
55	Raytheon Co.	2,460
56	United Technologies Corp.	3,490

		16,276

	Auto Components—1.0%
72	Johnson Controls, Inc.	5,522

	Beverages—2.3%
154	Coca-Cola Co. (The)	6,846
109	Coca-Cola Enterprises, Inc.	2,348
61	PepsiCo, Inc.	3,865

		13,059

	Biotechnology—1.6%
104	Amgen, Inc. (a)	7,269
19	Biogen Idec, Inc. (a)	779
20	Gilead Sciences, Inc. (a)	1,205

		9,253

	Capital Markets—3.9%
15	Ameriprise Financial, Inc.	648
25	E*Trade Financial Corp. (a)	573
13	Franklin Resources, Inc.	1,216
31	Goldman Sachs Group, Inc.	4,763
24	Mellon Financial Corp.	834
41	Merrill Lynch & Co., Inc.	2,959
125	Morgan Stanley	8,306
56	State Street Corp.	3,362

		22,661

	Chemicals—1.9%
35	Air Products & Chemicals, Inc.	2,228
103	Dow Chemical Co. (The)	3,545
22	PPG Industries, Inc.	1,348
38	Praxair, Inc.	2,061
43	Rohm & Haas Co.	2,002

		11,184

	Commercial Banks—4.1%
5	Compass Bancshares, Inc.	319
12	Regions Financial Corp.	421
83	TCF Financial Corp.	2,232
266	U.S. Bancorp	8,503
55	Wachovia Corp.	2,925
126	Wells Fargo & Co.	9,127

		23,527

	Communications Equipment—4.0%
434	Cisco Systems, Inc. (a)	7,749
204	Corning, Inc. (a)	3,883
43	Juniper Networks, Inc. (a)	572
238	Motorola, Inc.	5,422

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

162	QUALCOMM, Inc.	5,707

		23,333

	Computers & Peripherals—2.9%
35	Apple Computer, Inc. (a)	2,349
69	EMC Corp. (a)	699
124	Hewlett-Packard Co.	3,952
106	International Business Machines Corp.	8,175
19	NCR Corp. (a)	618
6	Network Appliance, Inc. (a)	191
193	Sun Microsystems, Inc. (a)	840

		16,824

	Consumer Finance —0.6%
61	American Express Co.	3,173

	Containers & Packaging—0.1%
11	Temple-Inland, Inc.	485

	Diversified Financial Services—6.1%
317	Bank of America Corp.	16,334
45	CIT Group, Inc.	2,062
343	Citigroup, Inc.	16,581

		34,977

	Diversified Telecommunication Services—3.1%
217	AT&T, Inc.	6,509
88	BellSouth Corp.	3,433
233	Verizon Communications, Inc.	7,869

		17,811

	Electric Utilities—2.2%
57	American Electric Power Co., Inc.	2,046
65	Edison International	2,688
9	Entergy Corp.	691
20	FirstEnergy Corp.	1,107
31	FPL Group, Inc.	1,357
47	Northeast Utilities	1,050
46	Pinnacle West Capital Corp.	1,990
44	PPL Corp.	1,501

		12,430

	Energy Equipment & Services—2.2%
17	Baker Hughes, Inc.	1,331
20	BJ Services Co.	724
19	Cameron International Corp. (a)	954
6	GlobalSantaFe Corp.	339
62	Halliburton Co.	2,078
25	Rowan Cos., Inc.	834
98	Schlumberger Ltd.	6,557

		12,817

	Food & Staples Retailing—0.6%
27	Safeway, Inc.	747
36	Sysco Corp.	985
36	Wal-Mart Stores, Inc.	1,609

		3,341

	Food Products—0.3%
52	Kraft Foods, Inc.	1,687

	Health Care Equipment & Supplies—1.8%
102	Baxter International, Inc.	4,304
21	Becton Dickinson & Co.	1,361
5	Biomet, Inc.	178
61	Boston Scientific Corp. (a)	1,031
38	Medtronic, Inc.	1,902
24	Zimmer Holdings, Inc. (a)	1,491

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

		10,267

	Health Care Providers & Services—3.2%
65	Aetna, Inc.	2,033
4	Cardinal Health, Inc.	261
22	Cigna Corp.	1,986
8	HCA, Inc.	378
4	McKesson Corp.	216
130	UnitedHealth Group, Inc.	6,200
98	WellPoint, Inc. (a)	7,291

		18,365

	Hotels, Restaurants & Leisure—1.1%
62	Carnival Corp.	2,397
36	Hilton Hotels Corp.	871
63	McDonald’s Corp.	2,218
9	Starwood Hotels & Resorts Worldwide, Inc.	447
14	Yum! Brands, Inc.	609

		6,542

	Household Durables—0.7%
23	Centex Corp.	1,087
12	D.R. Horton, Inc.	256
5	Fortune Brands, Inc.	342
36	Lennar Corp., Class A	1,611
9	Pulte Homes, Inc.	253
18	Toll Brothers, Inc. (a)	471

		4,020

	Household Products—2.6%
38	Kimberly-Clark Corp.	2,297
223	Procter & Gamble Co.	12,550

		14,847

	Independent Power Producers & Energy Traders—0.5%
31	AES Corp. (The) (a)	623
8	Constellation Energy Group, Inc.	480
26	TXU Corp.	1,683

		2,786

	Industrial Conglomerates—4.2%
597	General Electric Co.	19,509
188	Tyco International Ltd. (Bermuda)	4,894

		24,403

	Insurance—4.5%
6	Aflac, Inc.	286
61	Allstate Corp. (The)	3,454
24	AMBAC Financial Group, Inc.	2,022
37	American International Group, Inc.	2,253
33	Assurant, Inc.	1,572
32	Genworth Financial, Inc.	1,111
50	Hartford Financial Services Group, Inc.	4,249
59	Lincoln National Corp.	3,372
46	MBIA, Inc.	2,724
52	Metlife, Inc.	2,693
10	Progressive Corp. (The)	252
11	Protective Life Corp.	514
30	St. Paul Travelers Cos., Inc. (The)	1,394
6	Torchmark Corp.	337

		26,233

	Internet Software & Services—1.4%
154	eBay, Inc. (a)	3,696
9	Google, Inc., Class A (a)	3,347
28	Yahoo!, Inc. (a)	747

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

		7,790

	Machinery—1.7%
20	Danaher Corp.	1,301
24	Deere & Co.	1,766
30	Eaton Corp.	1,954
18	Illinois Tool Works, Inc.	830
87	Ingersoll-Rand Co., Ltd, Class A (Bermuda)	3,123
8	PACCAR, Inc.	638
7	SPX Corp.	362

		9,974

	Media—3.8%
136	CBS Corp., Class B	3,723
20	Clear Channel Communications, Inc.	570
45	Comcast Corp., Special Class A (a)	1,542
20	EchoStar Communications Corp., Class A (a)	697
55	Gannett Co., Inc.	2,886
194	News Corp., Class A	3,735
202	Time Warner, Inc.	3,326
109	Viacom, Inc., Class B (a)	3,808
54	Walt Disney Co.	1,588

		21,875

	Metals & Mining—0.9%
99	Alcoa, Inc.	2,967
39	United States Steel Corp.	2,481

		5,448

	Multi-Utilities—1.1%
47	CMS Energy Corp. (a)	655
17	Dominion Resources, Inc.	1,370
84	Duke Energy Corp.	2,558
12	PG&E Corp.	487
76	Xcel Energy, Inc.	1,516

		6,586

	Multiline Retail—1.7%
18	Federated Department Stores, Inc.	625
48	J.C. Penney Co., Inc.	3,030
46	Kohl’s Corp. (a)	2,604
78	Target Corp.	3,568

		9,827

	Oil, Gas & Consumable Fuels —8.0%
5	Anadarko Petroleum Corp.	224
24	Apache Corp.	1,701
149	Chevron Corp.	9,783
121	ConocoPhillips	8,281
39	Devon Energy Corp.	2,523
10	EOG Resources, Inc.	773
277	Exxon Mobil Corp.	18,762
16	Kerr-McGee Corp.	1,100
8	Marathon Oil Corp.	770
9	Occidental Petroleum Corp.	980
10	Valero Energy Corp.	683
7	XTO Energy, Inc.	334

		45,914

	Paper & Forest Products—0.3%
15	International Paper Co.	500
18	Weyerhaeuser Co.	1,074

		1,574

	Pharmaceuticals—6.7%
99	Abbott Laboratories	4,742

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

95	Eli Lilly & Co.	5,419
55	Johnson & Johnson	3,433
109	Merck & Co., Inc.	4,381
327	Pfizer, Inc.	8,509
187	Schering-Plough Corp.	3,829
28	Sepracor, Inc. (a)	1,362
139	Wyeth	6,742

		38,417

	Real Estate Investment Trusts (REITs)—0.9%
7	Apartment Investment & Management Co. REIT	318
30	Crescent Real Estate EQT Co. REIT	586
22	Hospitality Properties Trust REIT	957
71	Host Hotels & Resorts, Inc. REIT	1,508
20	Mack-Cali Realty Corp. REIT	978
19	ProLogis REIT	1,072

		5,419

	Road & Rail—1.7%
12	Burlington Northern Santa Fe Corp.	799
55	CSX Corp.	3,362
135	Norfolk Southern Corp.	5,882

		10,043

	Semiconductors & Semiconductor Equipment—2.2%
8	Advanced Micro Devices, Inc. (a)	160
80	Altera Corp. (a)	1,376
35	Applied Materials, Inc.	553
50	Broadcom Corp., Class A (a)	1,189
155	Intel Corp.	2,795
10	Intersil Corp., Class A	224
27	KLA-Tencor Corp.	1,132
29	Linear Technology Corp.	935
40	Maxim Integrated Products, Inc.	1,168
51	Texas Instruments, Inc.	1,508
83	Xilinx, Inc.	1,692

		12,732

	Software—3.3%
3	Adobe Systems, Inc. (a)	88
574	Microsoft Corp.	13,785
312	Oracle Corp. (a)	4,673
13	Symantec Corp. (a)	221

		18,767

	Specialty Retail—2.3%
26	Abercrombie & Fitch Co.	1,382
22	Bed Bath & Beyond, Inc. (a)	727
50	Best Buy Co., Inc.	2,248
111	Home Depot, Inc.	3,843
136	Lowe’s Cos., Inc.	3,851
66	Staples, Inc.	1,424

		13,475

	Textiles, Apparel & Luxury Goods—0.8%
79	Coach, Inc. (a)	2,281
31	Nike, Inc., Class B	2,422

		4,703

	Thrifts & Mortgage Finance—1.6%
142	Countrywide Financial Corp.	5,076
97	Washington Mutual, Inc.	4,326

		9,402

	Tobacco—2.1%
150	Altria Group, Inc.	11,966

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Wireless Telecommunication Services—0.4%
12	American Tower Corp., Class A (a)	413
92	Sprint Nextel Corp.	1,830

		2,243

	Total Common Stocks (Cost $520,644)	571,978

	Warrant—0.0% (g)
No. of Warrants

	Communications Equipment —0.0% (g)
11	Lucent Technologies, Inc. (a)	2

	(Cost $0)
	Total Long-Term Investments (Cost $520,644)	571,980

Shares

	Short-Term Investment—0.7%
	Investment Company—0.7%
4,142	JPMorgan Prime Money Market Fund (b) (Cost $4,142)	4,142

	Total Investments—99.9% (Cost $524,786)	576,122
	Other Assets in Excess of Liabilities—0.1%	744

	Net Assets— 100%	$576,866

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g) Amount rounds to less than 0.1%.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,863
Aggregate gross unrealized depreciation	(13,527)

Net unrealized appreciation/depreciation	$51,336

Federal income tax cost of investments	$524,786

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments—65.5%
	Collateralized Mortgage Obligations —5.8%
	Agency CMO—2.3%
2,397	Federal National Mortgage Association Grantor Trust, Series 2002-36, Class FS, FRN, 5.89%, 08/25/06	2,418
408	Government National Mortgage Association, Series 2000-38, Class F, FRN, 5.78%, 08/20/06	410

		2,828

	Non-Agency CMO—3.5%
4,253	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, FRN, 5.82%, 08/25/06	4,289

	Total Collateralized Mortgage Obligations (Cost $7,059)	7,117

	Corporate Bonds — 5.5%
	Diversified Financial Services — 5.5%
	Counts Trust,
2,250	Series 2002-10, FRN, 5.95%, 08/15/06 (e) (i)	2,263
2,250	Series 2002-11, FRN, 6.00%, 08/15/06 (e) (i)	2,262
2,300	Sigma Finance Corp. (Cayman Islands) FRN, 5.07%, 09/15/06 (e) (i)	2,300

	Total Corporate Bonds (Cost $6,800)	6,825

	Municipal Bonds — 50.5%
	Arizona — 2.2%
2,650	Chandler IDA, Intel Corp. Project, Rev., FRDO, 4.38%, 12/01/10	2,672

	California — 1.2%
1,500	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit, Series A, Rev., VAR, 3.95%, 04/15/46	1,498

	Colorado — 0.1%
100	Colorado Housing & Finance Authority, Multi-Family, Series B1, Class 1, Rev., FRDO, 5.38%, 08/02/06	100

	Florida — 3.5%
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., FRDO, 5.00%, 11/16/09	1,024
3,290	Miami-Dade County School Board, Series C, COP, MBIA, 5.00%, 08/01/07	3,330

		4,354

	Kansas — 1.6%
2,000	Wyandotte County, Kansas City Unified Government, Sales Tax, First Lien, Area B, Series B, Rev., LOC: Citibank N.A., 3.75%, 12/01/12	1,987

	Kentucky — 3.4%
4,200	Kenton County Airport Board, Airis Cincinnati LLC, Series A, Rev., FRDO, 3.75%, 08/03/06	4,200

	New Jersey — 3.6%
2,350	New Jersey EDA, Economic Improvements, Series 980, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 08/03/06	2,350
2,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/08	2,067

		4,417

	New York — 8.0%
9,771	New York City IDA, Series 921, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.84%, 08/03/06	9,771
1	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., FRDO, LIQ: Morgan Stanley Dean Witter, 3.66%, 08/03/06	1

		9,772

	North Carolina — 0.8%
1,020	Fayetteville Public Works Commission, Rev., FSA, 3.38%, 01/15/07	1,017

	Pennsylvania — 6.8%
2,000	City of Philadelphia, Gas Works, Series B, Rev., FSA, 5.00%, 07/01/08 (p)	2,047
1,500	Pennsylvania State Higher Educational Facilties Authority, University Health Systems, Series A, Rev., 5.00%, 08/15/07	1,517
4,700	Pennsylvania State Higher Educational Facilties Authority, University of Pittsburgh Medical Center, ACES, Sub-Series C-2, Rev., FRDO, 3.64%, 08/25/06	4,700

		8,264

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	South Dakota — 2.0%
2,500	South Dakota Housing Development Authority, Homeownership Mortgage, Series I, Rev., AMT, 4.50%, 12/15/06	2,505

	Tennessee — 0.8%
1,000	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	1,015

	Texas — 2.6%
2,000	City of Lewisville, Combination Contract, Special Assessment Castle Hills No. 3 Project, Rev., LOC: First American, 4.13%, 11/01/06 (p)	2,002
1,200	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/08	1,226

		3,228

	Vermont — 1.2%
1,500	Vermont Housing Finance Agency, Series 24B, Rev., AMT, 3.80%, 11/01/07	1,497

	Washington — 1.6%
2,000	Washington Health Care Facilities Authority, Multicare Health Systems, Rev., MBIA, 5.00%, 08/15/06	2,001

	Wisconsin — 11.1%
	Wisconsin Health & Educational Facilities Authority, Ministry Healthcare, Inc.,
3,075	Rev, 3.40%, 05/15/07	3,039
5,680	Series B, Rev., 3.50%, 05/15/07	5,622
5,000	Wisconsin State Health & Educational Facilities, VAR, 3.72%, 12/31/50 (i)	5,000

		13,661

	Total Municipal Bonds (Cost $62,374)	62,188

Shares

	Preferred Stock — 3.7%
5	Zurich RegCaPS Funding Trust IV, 4.87%, 08/15/06 (e) (Cost $4,391)	4,551

	Total Long-Term Investments (Cost $80,624)	80,681

Principal Amount ($)

	Short-Term Investments — 32.8%
	Municipal Bonds — 29.7%
	Alabama — 2.4%
3,000	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Series A, Rev., FRDO, LOC: Wachovia Bank N.A., FSA, 3.65%, 08/03/06	3,000

	Alaska — 1.8%
2,235	Alaska Housing Finance Corp., Series A, Rev., FRDO, FSA, 3.67%, 08/03/06	2,235

	Colorado — 2.2%
2,650	Colorado Housing & Finance Authority, Multi-Family Project, Series A4, Class I, Rev., FRDO, 3.67%, 08/02/06	2,650

	District of Columbia — 4.1%
5,001	District of Columbia, Multi-Modal, Series A-2, GO, ACES, FRDO, MBIA, 3.75%, 10/05/06	5,001

	Florida — 0.9%
1,080	Polk County School Board, Master Lease Program, Series A, COP, FRDO, FSA, 3.63%, 08/03/06	1,080

	Illinois — 2.6%
3,185	Illinois Development Finance Authority, Metropolitan Family Services, Rev., FRDO, LOC: Bank of America N.A., 3.63%, 08/03/06	3,185

	Iowa — 1.2%
1,475	Iowa Finance Authority, Drake University, Rev, VAR, ACES, CIFG, 4.00%, 08/02/06	1,475

	Kansas — 2.0%
2,500	City of Burlington, Pollution Control, Series K-1, Rev., FRDO, MBIA, LIQ: Lehman Brothers Liquidity Co., 3.70%, 08/02/06	2,500

	Maine—1.6%
2,000	Maine State Housing Authority, Multi-Family Housing, Park Village, Rev., FRDO, AMT, LIQ: FNMA, 3.70%, 08/02/07	2,000

	Multiple States — 0.9%
1,160	Reset Optional Certificates Trust II, ROCS RR-11 R-8012, Class JD, Rev., FRDO, FSA, LIQ: Citigroup Financial Products, 3.74%, 08/03/06	1,160

	New York—3.6%
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, LIQ: FNMA, 3.64%, 08/02/06	2,500
1,986	Tobacco Settlement Financing Authority, Series 1001, Rev., FRDO, LIQ Morgan Stanley Municipal Funding, 3.74%, 08/03/06	1,985

		4,485

	North Carolina—1.8%
2,250	New Hanover County, New Hanover Regional Hospital, Series B1, Rev., FRDO, FSA, 3.65%, 08/02/06	2,250

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Tennessee—4.6%
3,000	Knox County Health Educational & Housing Facilities Board, Catholic Healthcare, Series F, Rev., ACES, FRDO, FGIC, 3.75%, 08/14/06	3,000
2,601	Sevier County Public Building Authority, Local Government Public Improvement, Series F-III, Rev., FRDO, AMBAC, LIQ: Landesbank Hessen Theringen, 3.66%, 08/03/06	2,600

		5,600

	Total Municipal Bonds (Cost $36,621)	36,621

Shares

	Investment Company — 3.1%
3,792	JPMorgan Tax Free Money Market Fund (b) (Cost $3,792)	3,792

	Total Short-Term Investments (Cost $40,413)	40,413

	Total Investments — 98.3% (Cost $121,037)	121,094
	Other Assets in Excess of Liabilities — 1.7%	2,054

	Net Assets — 100.0%	$123,148

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACES	Auction Rate Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CIFG Assurance North America, Inc.
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at July 31, 2006.
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at July 31, 2006.
XLCA	XL Capital Assurance

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$244
Aggregate gross unrealized depreciation		(187)

Net unrealized appreciation/depreciation		$57

Federal income tax cost of investments		$121,037

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—99.3%
	Common Stocks—99.3%
	Aerospace & Defense — 6.6%
19	Boeing Co.	1,447
15	General Dynamics Corp.	984
15	Lockheed Martin Corp.	1,159

		3,590

	Air Freight & Logistics —1.6%
19	Expeditors International of Washington, Inc.	879

	Beverages —1.7%
14	PepsiCo, Inc.	907

	Biotechnology —6.2%
13	Amgen, Inc. (a)	885
18	Celgene Corp. (a)	851
11	Genentech, Inc. (a)	927
12	Gilead Sciences, Inc. (a)	739

		3,402

	Capital Markets —4.0%
8	Franklin Resources, Inc.	732
4	Goldman Sachs Group, Inc.	580
23	Lazard Ltd., Class A (Bermuda)	903

		2,215

	Chemicals —3.5%
27	Monsanto Co.	1,148
14	Praxair, Inc.	747

		1,895

	Commercial Services & Supplies —2.2%
7	Corporate Executive Board Co.	694
16	Robert Half International, Inc.	523

		1,217

	Communications Equipment —5.5%
58	Corning, Inc. (a)	1,104
34	Motorola, Inc.	784
32	Qualcomm, Inc.	1,127

		3,015

	Computers & Peripherals —4.7%
16	Apple Computer, Inc. (a)	1,120
46	Hewlett-Packard Co.	1,466

		2,586

	Construction Materials —0.5%
4	Vulcan Materials Co.	248

	Diversified Financial Services —2.9%
3	Chicago Mercantile Exchange Holdings, Inc.	1,582

	Electrical Equipment —1.3%
16	Roper Industries, Inc.	722

	Energy Equipment & Services —3.3%
13	Schlumberger Ltd.	863
22	Smith International, Inc.	969

		1,832

	Food & Staples Retailing —4.3%
9	Costco Wholesale Corp.	470
37	CVS Corp.	1,205
23	Safeway, Inc.	654

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

		2,329

	Health Care Providers & Services —2.5%
6	DaVita, Inc. (a)	323
8	Express Scripts, Inc. (a)	624
7	Laboratory Corp. of America Holdings (a)	430

		1,377

	Hotels, Restaurants & Leisure —2.9%
27	Marriott International, Inc., Class A	952
19	McDonald’s Corp.	661

		1,613

	Household Products —0.5%
5	Procter & Gamble Co.	280

	Industrial Conglomerates —1.4%
24	General Electric Co.	790

	Insurance —1.5%
10	Prudential Financial, Inc.	807

	Internet Software & Services —4.1%
6	Akamai Technologies, Inc. (a)	234
5	Google, Inc., Class A (a)	2,000

		2,234

	IT Services —3.8%
5	Affiliated Computer Services, Inc., Class A (a)	251
17	Automatic Data Processing, Inc.	763
16	Cognizant Technology Solutions Corp., Class A (a)	1,055

		2,069

	Machinery —1.7%
13	Caterpillar, Inc.	914

	Multiline Retail —0.7%
12	Nordstrom, Inc.	404

	Oil, Gas & Consumable Fuels —3.9%
9	EOG Resources, Inc.	656
8	Peabody Energy Corp.	384
16	Valero Energy Corp.	1,096

		2,136

	Pharmaceuticals —6.4%
4	Allergan, Inc.	410
8	AstraZeneca plc ADR (United Kingdom)	464
7	GlaxoSmithKline plc ADR (United Kingdom)	360
10	Johnson & Johnson	596
4	Novartis AG ADR (Switzerland)	230
5	Sanofi-Aventis ADR (France)	251
7	Teva Pharmaceutical Industries Ltd. ADR (Israel)	240
20	Wyeth	969

		3,520

	Road & Rail —2.7%
13	Burlington Northern Santa Fe Corp.	880
13	Norfolk Southern Corp.	573

		1,453

	Semiconductors & Semiconductor Equipment —3.3%
9	Broadcom Corp., Class A (a)	216
31	Marvell Technology Group Ltd. (Bermuda) (a)	575
12	MEMC Electronic Materials, Inc. (a)	353
22	Texas Instruments, Inc.	645

		1,789

	Software —3.8%
14	Autodesk, Inc. (a)	464
12	Intuit, Inc. (a)	377
51	Microsoft Corp.	1,229

		2,070

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail —4.7%
10	Best Buy Co., Inc.	440
35	Lowe’s Cos., Inc.	992
6	Michaels Stores, Inc.	239
41	Staples, Inc.	897

		2,568

	Tobacco —2.9%
20	Altria Group, Inc.	1,607

	Wireless Telecommunication Services —4.2%
27	America Movil S.A. de C.V., Class L ADR (Mexico)	966
37	Crown Castle International Corp. (a)	1,305

		2,271

	Total Common Stocks (Cost $40,773)	54,321

	Short-Term Investment—1.1%
	Investment Company—1.1%

601	JPMorgan Prime Money Market Fund (b) (Cost $601)	601

	Total Investments—100.4% (Cost $41,374)	54,922
	Liabilities in Excess of Other Assets—(0.4)%	(195)

	Net Assets 100%	54,727

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company
Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	14,450
Aggregate gross unrealized depreciation	(902)

Net unrealized appreciation/depreciation	13,548

Federal income tax cost of investments	41,374

JPMorgan Tax Aware Large Cap Value Fund

Schedule of Portfolio Investments As of July 31, 2006 (Unaudited) (Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—98.5%
	Common Stocks—96.3%
	Aerospace & Defense—3.1%
42	Armor Holdings, Inc. (a)	2,165
137	Raytheon Co.	6,179
67	United Technologies Corp.	4,139

		12,483

	Auto Components—2.4%
124	Johnson Controls, Inc.	9,546

	Beverages—1.4%
78	Molson Coors Brewing Co., Class B	5,592

	Capital Markets—3.6%
44	Ameriprise Financial, Inc.	1,972
53	Goldman Sachs Group, Inc.	8,058
59	Merrill Lynch & Co., Inc.	4,308

		14,338

	Chemicals—0.5%
98	Celanese Corp., Class A	1,873

	Commercial Banks—8.2%
89	Marshall & Ilsley Corp.	4,192
91	PNC Financial Services Group, Inc.	6,473
193	U.S. Bancorp	6,172
147	Wachovia Corp.	7,865
109	Wells Fargo & Co.	7,907

		32,609

	Communications Equipment—0.9%
189	Corning, Inc. (a)	3,605

	Computers & Peripherals— 3.3%
199	Dell, Inc. (a)	4,323
281	Hewlett-Packard Co.	8,960

		13,283

	Construction Materials—0.9%
56	Vulcan Materials Co.	3,750

	Consumer Finance—0.9%
66	American Express Co.	3,444

	Containers & Packaging—1.0%
107	Ball Corp.	4,106

	Diversified Financial Services—11.1%
352	Bank of America Corp.	18,145
119	CIT Group, Inc.	5,466
433	Citigroup, Inc.	20,924

		44,535

	Diversified Telecommunication Services—2.6%
307	Verizon Communications, Inc.	10,369

	Electric Utilities—4.5%
194	Edison International	8,039
103	FirstEnergy Corp.	5,768
100	FPL Group, Inc.	4,317

		18,124

	Food & Staples Retailing—1.1%
155	Safeway, Inc.	4,366

	Health Care Providers & Services—1.0%
51	WellPoint, Inc. (a)	3,805

	Hotels, Restaurants & Leisure—2.5%
182	McDonald’s Corp.	6,455
110	Royal Caribbean Cruises Ltd.	3,729

		10,184

	Household Durables—1.4%
50	Fortune Brands, Inc.	3,602
80	Toll Brothers, Inc. (a)	2,045

		5,647

JPMorgan Tax Aware Large Cap Value Fund

Schedule of Portfolio Investments As of July 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Shares	Security Description	Value ($)

	Industrial Conglomerates—1.1%
129	General Electric Co.	4,220

	Insurance—8.9%
51	AMBAC Financial Group, Inc.	4,217
166	Genworth Financial, Inc.	5,707
70	Hartford Financial Services Group, Inc.	5,933
68	MBIA, Inc.	4,023
91	Nationwide Financial Services, Inc.	4,116
89	Protective Life Corp.	4,117
160	St. Paul Travelers Cos., Inc. (The)	7,329

		35,442

	IT Services—0.8%
111	Accenture Ltd., Class A (Bermuda)	3,244

	Machinery—1.2%
38	Deere & Co.	2,726
45	Dover Corp.	2,115

		4,841

	Media—1.4%
43	Omnicom Group, Inc.	3,816
118	Time Warner, Inc.	1,949

		5,765

	Metals & Mining—0.6%
41	United States Steel Corp.	2,563

	Multi-Utilities—1.1%
149	Duke Energy Corp	4,525

	Multiline Retail—0.5%
34	J.C. Penney Co., Inc.	2,129

	Office Electronics—1.1%
306	Xerox Corp. (a)	4,307

	Oil, Gas & Consumable Fuels—11.7%
96	Chevron Corp.	6,319
170	ConocoPhillips	11,664
324	Exxon Mobil Corp.	21,965
39	Marathon Oil Corp.	3,502
50	Valero Energy Corp.	3,351

		46,801

	Pharmaceuticals—5.6%
74	GlaxoSmithKline plc ADR (United Kingdom)	4,085
51	Kos Pharmaceuticals, Inc. (a)	2,115
290	Pfizer, Inc.	7,545
176	Wyeth	8,527

		22,272

	Real Estate Investment Trusts (REITs)—2.2%
90	Apartment Investment & Management Co. REIT	4,341
201	Host Hotels & Resorts, Inc. REIT	4,273

		8,614

	Road & Rail—2.0%
182	Norfolk Southern Corp.	7,910

	Software—1.3%
212	Microsoft Corp.	5,099

	Thrifts & Mortgage Finance—1.9%
133	Freddie Mac	7,689

	Tobacco—2.8%
140	Altria Group, Inc.	11,192

	Wireless Telecommunication Services—1.7%
347	Sprint Nextel Corp.	6,877

	Total Common Stocks (Cost $300,054)	385,149

	Preferred Stock—1.1%
	Oil, Gas & Consumable Fuels—1.1%
3	El Paso Corp 4.99%, 12/31/49 (Cost $3,097)	4,319

JPMorgan Tax Aware Large Cap Value Fund

Schedule of Portfolio Investments As of July 31, 2006 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)

	Convertible Bond—1.1%
	Media —1.1%
4,320	Liberty Media Corp 0.75%, 03/30/23 (Cost $4,663)	4,471

	Total Long-Term Investments (Cost $307,814)	393,939

Shares

	Short-Term Investment—1.6%
	Investment Company—1.6%
6,398	JPMorgan Prime Money Market Fund (b) (Cost $6,398)	6,398

	Total Investments—100.1% (Cost $314,212)	400,337
	Liabilities in Excess of Other Assets—(0.1)%	(529)

	Net Assets 100%	$399,808

Percentages are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,961
Aggregate gross unrealized depreciation	(2,836)

Net unrealized appreciation/depreciation	$86,125

Federal income tax cost of investments	$314,212

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Barclays Bank plc (London)	2.77% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	9/2/2010	$2,000	$34
Barclays Bank plc (London)	2.76% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	9/16/2012	1,500	31
Barclays Bank plc (London)	2.86% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	2/13/2013	500	7
Barclays Bank plc (London)	2.82% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	2/13/2011	500	6
Barclays Bank plc (London)	2.97% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/14/2011	2,000	4
Barclays Bank plc (London)	2.95% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/14/2013	2,000	8
Barclays Bank plc (London)	2.94% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/14/2016	5,000	37
Barclays Bank plc (London)	2.93% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/15/2016	3,000	24
Barclays Bank plc (London)	2.92% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/15/2013	3,000	17
Barclays Bank plc (London)	2.94% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	6/15/2011	3,000	9
Barclays Bank plc (London)	3.00% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	1/15/2016	25,000	(5)
Barclays Bank plc (London)	2.99% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	1/15/2014	25,000	(30)
Barclays Bank plc (London)	2.99% at expiration	Percentages difference between the CPIU as of 90 days prior to expiration date and	1/15/2011	25,000	(51)

					91

(r)	Rates shown are per annum and payments are as described.

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

cusip	Principal Amount ($)	Security Description	Value ($)

		Long-Term Investments — 95.3%
		Municipal Bonds — 95.3%
		Arizona — 0.8%
	175	Arizona State University,
0406633K0		Rev., AMBAC, 5.00%, 07/01/19	184
	1,000	Surprise Municipal Property Corp.,
86888VAM9		Rev., FGIC, 6.00%, 07/01/09 (p)	1,070

			1,254

		Arkansas — 0.8%
	1,200	State of Arkansas, Federal Highway Grant,
041039S25		Series A, GO, 5.50%, 08/01/08	1,241

		California — 14.1%
	5,955	Bay Area Toll Authority, San Francisco Bay Area,
072024CG5		Series F, Rev., 5.00%, 04/01/10	6,220
	100	California Housing Finance Agency,
13033KYL7		Series F, Rev., VAR, AMBAC, 3.68%, 02/01/33	100
	200	California Infrastructure & Economic Development Bank, Revolving Fund,
13033WNP4		Rev., 5.00%, 10/01/24	207
		California State Department of Water Resources,
13066YCL1	5,000	Series A, Rev., 5.75%, 05/01/12 (p)	5,556
13066YLE7	1,500	Sub Series F-5, Rev., VAR, LOC: Citibank N.A., 3.66%, 05/01/22	1,500
	100	City of Long Beach,
542424KG0		Series A, Rev., AMT, FGIC, 5.00%, 05/15/11	104
		City of Vallejo,
919259AN1	3,060	Rev., MBIA, 5.00%, 05/01/16	3,236
	250	Los Altos School District,
544290EQ8		GO, AMBAC, 5.00%, 08/01/21	264
	5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation,
586848DQ3		AMBAC, 5.50%, 06/01/10 (p)	5,407

			22,594

		Colorado — 2.1%
	1,100	Colorado Department of Transportation,
196454BA9		Rev., AMBAC, 6.00%, 06/15/10 (p)	1,191
	1,000	Denver City & County, Airport Systems,
2491813D8		Series B, Rev., AMT, FGIC, 5.00%, 11/15/14	1,054
	1,000	Superior Metropolitan District No. 1,
86820RAP2		Rev., AMBAC, 5.00%, 12/01/19	1,053

			3,298

		Connecticut — 2.8%
	4,000	State of Connecticut,
20772GKL1		Series B, GO, AMBAC, 5.25%, 06/01/19	4,413

		Delaware — 0.7%
	1,000	State of Delaware,
246380B99		Series C, GO, 5.00%, 03/01/21	1,083

		District of Columbia — 1.0%
	1,500	District of Columbia, Ball Park,
25476WAX9		Series B-1, Rev., FGIC, 5.00%, 02/01/16	1,567

		Florida — 5.1%
	3,440	Florida State Department of Environmental Protection, Florida Forever,
34160WEG5		Series A, Rev., MBIA, 5.38%, 07/01/12	3,703
	110	Lee County, Capital Improvement & Transition,
523481BZ1		Rev., AMBAC, 5.00%, 10/01/19	115
	3,955	Palm Beach County School Board,
696550KM3		Series D, COP, FSA, 5.25%, 08/01/12	4,238
	135	State of Florida, Department of Transportation, Right of Way,
341150TL4		Series A, GO, 5.00%, 07/01/14	144

			8,200

		Georgia — 3.2%
	1,025	Fulton County School District,
360064LY3		GO, 6.38%, 05/01/12	1,157

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

cusip	Principal Amount ($)	Security Description	Value ($)

	700	Georgia State Road & Tollway Authority, Reimbursement,
373376AC6		Rev., 5.00%, 06/01/08	716
		State of Georgia,
373383GH5	1,000	Series B, GO, 5.75%, 08/01/17	1,146
373383LJ5	2,000	Series C, GO, 6.00%, 07/01/10	2,164

			5,183

		Illinois — 3.0%
		City of Chicago,
167485BM2	140	Series A, GO, FSA, 5.00%, 01/01/13	148
		City of Chicago, Sales Tax,
16768TEX8	3,000	Rev., FSA, 5.00%, 01/01/18	3,159
	1,160	State of Illinois, Sales Tax,
4522267P2		Rev., 5.00%, 06/15/11	1,217
	195	Will County School District No. 122,
968852NK5		2004-Series A, GO, FSA, 6.50%, 11/01/10 (p)	215

			4,739

		Indiana — 4.3%
	1,000	Hamilton Heights School Corp., First Mortgage,
40739PCA4		Rev., FSA, 5.00%, 01/15/13	1,059
	160	Indiana Bond Bank, Special Program,
454624MM6		Series D, Rev., FSA, 5.00%, 08/01/19	169
	100	Indiana State Office Building Commission, Museum Facilities,
455066EM8		Rev., MBIA, 5.00%, 07/01/09	103
	5,205	Indianapolis Local Public Improvement Bond Bank,
45528SSW7		Series 2005-E, Rev., AMBAC, 5.00%, 01/01/15	5,547

			6,878

		Kentucky — 0.1%
	165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
49151EGU1		Rev., 5.25%, 11/01/09 (p)	172

		Massachusetts — 2.8%
	4,100	Commonwealth of Massachusetts, Consolidated Lien,
57582NDL6		Series C, GO, FGIC, 5.50%, 11/01/13	4,496

		Michigan — 4.5%
	1,000	Brandon School District, School Building & Site,
105295JP5		GO, FSA, 5.00%, 05/01/17	1,065
	100	City of Detroit,
251093UK4		Series A-1, GO, MBIA, 5.50%, 04/01/09 (p)	104
	1,000	Michigan Strategic Fund, Henry Ford Museum Project,
59469C4Y6		Rev., VAR, LOC: Comerica Bank, 3.68%, 08/16/06	1,000
		State of Michigan,
594610B22	3,000	GO, 5.50%, 12/01/13	3,298
		State of Michigan, Clean Michigan Initiative,
594610ZA8	185	GO, 5.00%, 11/01/09	192
		State of Michigan, Trunk Line Fund,
594700CE4	1,500	Series B, Rev., FSA, 5.00%, 09/01/16	1,598

			7,257

		Minnesota — 1.9%
	2,915	City of Minneapolis, Convention Center,
60374YFB8		Series B, GO, 5.00%, 04/01/12	3,096

		Missouri — 2.0%
	3,000	Missouri State Highways & Transit Commission, First Lien
60636WHF5		Series A, Rev., 5.00%, 05/01/13	3,197

		Nevada — 0.7%
	1,015	Clark County Hospital,
180847H24		GO, MBIA, 5.00%, 03/01/18	1,071

		New Jersey — 9.8%
	140	Essex County Improvement Authority, County Correctional Facilities Project,
296807JH4		Rev., FGIC, CNTY GTD, 5.75%, 10/01/10 (p)	151
	6,000	Garden State Preservation Trust,
365418BQ4		Series A, Rev., FSA, 5.80%, 11/01/17	6,771
	5,000	New Jersey Transportation Trust Fund Authority,
646135S87		Series C, Rev., FSA, 5.50%, 06/15/13 (p)	5,481
	3,000	State of New Jersey,
646039LE5		Series N, GO, AMBAC, 5.50%, 07/15/14	3,308

			15,711

		New York — 2.3%
	1,000	New York City,
649660NU7		Sub Series A-4, GO, VAR, LOC: Bayerische Landersbank, 3.65%, 08/01/22	1,000

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

cusip	Principal Amount ($)	Security Description	Value ($)

	2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority,
64986ANA5		Series A, Rev., 5.00%, 06/15/19	2,391
	200	Triborough Bridge & Tunnel Authority, General Purpose,
896029YU3		Series Y, Rev., 6.13%, 01/01/21 (p)	239

			3,630

		North Carolina — 1.5%
	1,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
160853JN8		Series D, Rev., VAR, 3.66%, 08/16/06	1,000
	1,020	Iredell County, School Project,
462670CB4		COP, AMBAC, 5.00%, 06/01/16	1,085
	225	North Carolina Municipal Power Agency No. 1, Catawba Electric,
658203QS6		Rev., MBIA, 6.00%, 01/01/11	245

			2,330

		Ohio — 9.1%
	7,780	City of Columbus, Limited Tax,
199491RZ6		Series 2, GO, 5.00%, 07/01/15	8,325
	2,000	City of Columbus, Various Purpose,
199491VP3		Series D, GO, VAR, 5.00%, 12/15/11	2,118
	200	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National,
186103EV5		Series D, Rev., 5.00%, 05/15/20	198
	200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipation Bonds,
353174DG7		Rev., AMBAC, 5.00%, 12/01/19	211
	200	Greater Cleveland Regional Transit Authority, Capital Improvement,
391674FA1		Series A, GO, MBIA, 5.63%, 12/01/11 (p)	217
	225	Kettering City School District, School Improvement,
492692ND6		GO, FSA, 5.00%, 12/01/22	235
	3,000	State of Ohio, Common Schools,
6775193S7		Series B, GO, 5.00%, 03/15/14	3,180

			14,484

		Oregon — 5.4%
	5,000	City of Portland, Sewer Systems,
736742HL4		Series A, Rev., FGIC, 5.75%, 08/01/10 (p)	5,359
	1,500	Clackamas County, School District No. 12,
179093DP1		GO, FSA, 5.00%, 06/15/18	1,614
	1,500	Deschutes County Administrative School, District No. 1,
250325PS0		GO, FSA, 5.00%, 06/15/11	1,579

			8,552

		Pennsylvania — 1.6%
	1,000	Commonwealth of Pennsylvania,
7091414G7		First Series, GO, 5.00%, 10/01/13	1,067
	1,315	Haverford Township School District,
419434GY5		GO, FSA, 5.25%, 03/15/16	1,435

			2,502

		South Carolina — 0.8%
	200	Charleston County, Public Facilities Corp.,
16007BLG7		COP, MBIA, 5.00%, 06/01/12	211
	1,000	City of Columbia, Waterworks and Sewer System,
198504NZ1		Rev., 5.70%, 02/01/10	1,063

			1,274

		Tennessee — 4.2%
	2,325	City of Memphis, General Improvement,
586145QJ6		GO, MBIA, 5.25%, 10/01/18	2,558
	1,000	Metropolitan Government Nashville & Davidson County,
5920136T8		Series A, GO, MBIA, 5.00%, 01/01/16	1,074
	3,000	Tennessee Energy Acquisition Corp.,
880443BE5		Series A, Rev., 5.00%, 09/01/13	3,153

			6,785

		Texas — 1.6%
	200	City of Corpus Christi, Utility Systems,
220245MF8		Series A, Rev., AMBAC, 5.00%, 07/15/15	210
	200	City of Dallas, Waterworks & Sewer System,
235416UJ1		Rev., FSA, 5.38%, 10/01/12	216
	200	City of Laredo, International Toll Bridge,
516858JY4		Series B, Rev., FSA, 5.00%, 10/01/13	212
	185	Collin County, Tax Refund,
194738H94		GO, 5.00%, 02/15/15	193

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

cusip	Principal Amount ($)	Security Description	Value ($)

	110	Plano Independent School District,
7271935K6		GO, PSF-GTD, 4.75%, 02/15/10	114
	1,550	Texas Public Finance Authority, State Preservation Board Projects,
882756UK3		Series B, Rev., AMBAC, 5.00%, 02/01/18	1,626

			2,571

		Utah — 1.1%
	1,680	Utah Municipal Power Agency, Electrical Systems,
917554CT2		Series A, Rev., AMBAC, 5.00%, 07/01/16	1,794

		Virginia — 7.1%
	5,000	City of Newport News,
652234PP4		Series B, GO, ST AID WITHHLDG, 5.25%, 02/01/16	5,468
	2,900	Virginia Commonwealth Transportation Board,
927793MZ9		Series A, Rev., 5.00%, 05/15/14	3,103
	2,565	Virginia Public School Authority, School Financing,
92817F4Q6		Series B, Rev., 5.25%, 08/01/17	2,814

			11,385

		Washington — 0.1%
	200	Energy Northwest, Project 1,
29270CHK4		Series A, Rev., MBIA, 5.25%, 07/01/13	215

		Wisconsin — 0.7%
	1,000	Milwaukee County ,
602245RX2		Series A, GO, MBIA, 5.00%, 10/01/11	1,053

		Wyoming — 0.1%
	150	Wyoming State Loan & Investment Board, Capital Facilities,
98348PBE8		Rev., 5.00%, 10/01/22	156

		Total Municipal Bonds
		(Cost $151,636)	152,181

		Short Term Investment — 10.2%
		Investment Company — 10.2%
	16,215	JPMorgan Tax Free Money Market Fund (b) (m)
		(Cost $16,215)	16,215

		Total Investments — 105.5%
		(Cost $167,851)	168,396
		Liabilities in Excess of Other Assets — (5.5)%	(8,773)

		Net Assets — 100.0%	$159,623

Percentages indicated are based on net assets.

Abbreviations:

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors, Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)		Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC		American Municipal Bond Assurance Corp.
AMT		Alternative Minimum Tax Paper
CNTY GTD		County guaranteed
COP		Certificates of Participation
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance
GO		General Obligation
LOC		Letter of Credit
PSF-GTD		Permanent School Fund Guaranteed
MBIA		Municipal Bond Insurance Association
Rev.		Revenue Bond
VAR		Variable. The interest rate shown is the rate in effect at July 31, 2006.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$700
Aggregate gross unrealized depreciation			(155)

Net unrealized appreciation/depreciation			$545

Federal income tax cost of investments			$167,851

Oct JPM Tax Aware Real Return Fund

Other Liabilities in Excess of Assets — (5.5)%	(8,773)	SubTotalLevel1
Net Assets — 100.0%	159,623	Equitabl|GRANDTOTAL

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.4%
	Asset Backed Securities — 0.2%
800	Capital One Auto Finance Trust,
	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)
	(Cost $800)	787

	Collateralized Mortgage Obligations — 2.4%
	Non-Agency CMO — 2.4%
3,744	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.99%, 06/25/34	3,719
4,950	Wells Fargo Mortgage Backed Securities Trust,
	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	4,912

	Total Collateralized Mortgage Obligations
	(Cost $8,738)	8,631

	Corporate Bonds — 9.7%
	Beverages — 0.7%
2,650	Diageo Finance BV (Netherlands),
	3.00%, 12/15/06 (m)	2,626

	Commercial Banks — 1.5%
1,800	Bacob Bank SC (Belgium),
	VAR, 7.25%, 09/17/07 (e) (m)	1,830
2,200	Citibank Korea, Inc. (South Korea),
	6.95%, 12/06/11	2,207
1,400	Deutsche Bank Capital Funding Trust I,
	FTF, 7.87%, 06/30/09 (e)	1,472

		5,509

	Diversified Financial Services — 2.8%
3,550	BNP U.S. Funding LLC,
	VAR, 7.74%, 12/05/07 VAR (e) (m)	3,637
1,300	Mizuho JGB Investment LLC,
	FTF, 9.87%, 06/30/08 (e)	1,395
4,950	Natexis Ambs Co. LLC,
	VAR, 8.44%, 06/30/08 (e)	5,193

		10,225

	Diversified Telecommunication Services — 1.0%
2,825	Sprint Capital Corp.,
	6.00%, 01/15/07 (m)	2,830
750	Telecom Italia Capital S.A. (Luxembourg),
	6.20%, 07/18/11	756

		3,586

	Hotels, Restaurants & Leisure — 2.7%
10,000	Seminole Tribe of Florida,
	5.80%, 10/01/13 (e)	9,764

	Insurance — 1.0%
3,400	Prudential Financial, Inc.,
	SUB, 4.10%, 11/15/06 (m)	3,387

	Total Corporate Bonds
	(Cost $37,008)	35,097

	Foreign Government Securities — 0.4%
1,350	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/09
	(Cost $1,414)	1,343

	Municipal Bonds — 82.7%
	Arizona — 2.5%
8,850	Chandler Industrial Development Authority, Intel Corp. Project,
	Rev., FRDO, 4.38%, 12/01/10 (m)	8,925

	California — 2.3%
	California Statewide Communities Development Authority, Kaiser Permanente,
3,500	Series F, Rev., FRDO, 2.30%, 05/01/07 (m)	3,448
5,000	Series G, Rev., FRDO, 2.30%, 05/01/07 (k) (m)	4,925

		8,373

	Colorado — 2.2%
2,500	Colorado Health Facilities Authority, Evangelical Lutheran,
	Series B, Rev., FRDO, 3.75%, 06/01/09	2,458
5,000	Denver City & County,
	Series B, COP, AMBAC, 5.60%, 12/01/10 (p)	5,398

		7,856

	Connecticut — 3.1%
10,485	State of Connecticut,
	Series C, GO, 5.00%, 04/01/14	11,221

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	District of Columbia — 1.7%
5,775	Washington Metropolitan Area Transit Authority,
	Rev., MBIA, 5.00%, 01/01/12	6,114

	Florida — 6.5%
	Escambia County Health Facilities Authority, Ascension Health Credit,
1,000	Series A, Rev., 5.00%, 11/15/06	1,004
1,855	Series A-1, Rev., AMBAC, 5.75%, 11/15/09 (p)	1,980
10,000	Florida Hurricane Catastrophe Fund,
	Series A, Rev., 5.00%, 07/01/11	10,501
2,000	Highlands County Health Facilities Authority, Hospital, Adventist Health,
	Series I, Rev., FRDO, 5.00%, 11/16/09	2,048
7,465	Lee County, Solid Waste Systems,
	Series B, Rev., AMBAC, 5.00%, 10/01/10	7,740

		23,273

	Georgia — 0.5%
1,680	Fulco Hospital Authority, Health System, Catholic Health East,
	Series A, Rev., MBIA, 5.50%, 11/15/08	1,743
5	State of Georgia,
	Series C, GO, 6.50%, 04/01/07 (p)	5

		1,748

	Illinois — 2.8%
2,115	City of Chicago, Pilsen Redevelopment, Tax Allocation,
	Series A, AMBAC, 4.35%, 06/01/13 (m)	2,036
1,015	City of Cicero, Tax Increment,
	Series A, GO, XLCA, 5.00%, 01/01/13 (m)	1,072
1,350	Illinois Health Facilities Authority, University of Chicago Hospital System,
	Rev., MBIA, 5.00%, 08/15/07	1,368
5,500	State of Illinois,
	GO, FGIC, 5.13%, 12/01/10	5,588

		10,064

	Indiana — 2.7%
5,400	Indiana Bond Bank, State Revolving Fund Program,
	Series A, Rev., 5.88%, 08/01/10 (p)	5,859
2,750	Indiana State Finance Authority, State Revolving Fund Program,
	Series A, Rev., 5.00%, 02/01/11	2,883
1,010	St. Joseph County Hospital Authority, Member Health Systems,
	Series A, Rev., MBIA, 5.50%, 08/15/08	1,042

		9,784

	Iowa — 4.5%
1,895	Iowa Finance Authority, Hospital Facility, Health System,
	Series A, Rev., MBIA, 5.25%, 07/01/07	1,921
8,555	Tobacco Settlement Authority of Iowa,
	Series B, Rev., 5.60%, 06/01/11 (p)	9,249
4,690	University of Iowa Facilities Corp., Pomerantz Center,
	Rev., 5.00%, 06/01/10	4,885

		16,055

	Kansas — 0.4%
1,500	Wyandotte County-Kansas City Unified Government, Sales Tax, First Lien,
	Area C, Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13	1,487

	Kentucky — 0.1%
435	City of Owensboro, Electric Light & Power,
	Rev., 6.85%, 01/01/07 (p)	445

	Maryland — 2.7%
4,000	Northeast Waste Disposal Authority, Montgomery County Resource Recovery
	Project, Series A, Rev., 6.00%, 07/01/07	4,054
5,410	Northeast Waste Disposal Authority, Resource Recovery,
	Rev., AMBAC, 5.25%, 04/01/09	5,579

		9,633

	Massachusetts — 4.4%
	Commonwealth of Massachusetts,
5,000	Series A, Rev., GAN, 5.75%, 06/15/14	5,356
7,000	Series A, Rev., GAN, 5.75%, 06/15/15	7,498
3,000	Massachusetts State Turnpike Authority,
	Series A, Rev., MBIA, 5.00%, 01/01/07	3,073

		15,927

	Michigan — 3.9%
10,000	City of Detroit, Sewer, Second Lien,
	Series D-2, Rev., VAR, 5.50%, 01/01/12	10,724
1,000	Michigan Higher Education Student Loan Authority, Student Loans,
	Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	979
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
	Rev., 5.00%, 11/15/06	1,505
1,000	Michigan Strategic Fund, Dow Chemical Co. Project B-2,
	Rev., FRDO, 4.60%, 06/01/08	1,009

		14,217

	Minnesota — 1.4%
5,000	Minnesota Housing Finance Agency, Residential Housing,
	Series L-2, Rev., 2.35%, 12/11/06	4,959

	Nevada — 0.5%
1,600	State of Nevada, Capital Improvement,
	Series A, GO, 5.00%, 08/01/11	1,682

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New Jersey — 2.9%
10,000	New Jersey Economic Development Authority, Cigarette Tax,
	Rev., FGIC, 5.00%, 06/15/13	10,584

	New York — 9.1%
3,000	Dutchess County, IDA, IBM Project,
	Rev., FRDO, 5.45%, 12/01/09	3,126
	Nassau Health Care Corp.,
800	Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/09	826
2,000	Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/10	2,084
	New York City,
25	Series B, GO, 5.10%, 08/01/07 (p)	26
5,000	Series G, GO, MBIA, 5.00%, 02/01/08	5,133
3,385	Series O, GO, 5.00%, 06/01/09	3,490
	New York City Transitional Finance Authority, Future Tax,
430	Series C, Rev., 5.25%, 02/01/07 (p)	433
1,070	Series C, Rev., 5.25%, 02/01/07	1,079
1,800	New York Convention Center Operating Corp., Yale Building Acquisition
	Project, COP, 5.25%, 06/01/07	1,834
	New York State Dormitory Authority, Albany Mortgage,
1,000	Series A-1, Rev., FSA, FHA, 4.00%, 02/15/07	1,001
1,415	Series A-1, Rev., FSA, FHA, 5.00%, 02/15/08	1,440
2,425	Series A-1, Rev., FSA, FHA, 5.00%, 02/15/09	2,495
	New York State Dormitory Authority, Department of Health,
2,530	Series 2, Rev., 5.00%, 07/01/09	2,608
2,940	Series 2, Rev., 5.00%, 07/01/10	3,056
845	New York State Dormitory Authority, Montefiore Hospital Mortgage,
	Rev., FGIC, FHA, 5.00%, 02/01/10	878
2,670	New York State Dormitory Authority, State University Dormitory Facilities,
	Series A, Rev., MBIA, 5.00%, 07/01/12	2,828
500	Suffolk County, Public Improvement,
	Series B, GO, MBIA, 4.00%, 11/01/07	502

		32,839

	Ohio — 0.4%
1,400	Portage County,
	GO, MBIA, 5.10%, 12/01/07	1,449

	Oregon — 1.6%
5,585	City of Portland, Sewer Systems, First Lien,
	Series A, Rev., FSA, 5.00%, 10/01/11	5,894

	Pennsylvania — 4.3%
2,000	Commonwealth of Pennsylvania,
	Second Series, GO, MBIA, 5.00%, 07/01/10	2,090
10,000	Harrisburg Authority Resource Recovery Improvements,
	Series D-2, Rev., VAR, FSA, 5.00%, 12/01/33	10,560
3,000	Luzerne County IDA, Pennsylvania-American Water Company,
	Series A, Rev., FRDO, AMBAC, 3.60%, 12/01/09	2,938

		15,588

	Puerto Rico — 0.8%
3,000	Commonwealth of Puerto Rico, Public Improvement,
	Series C, GO, FRDO, 5.00%, 07/01/08	3,043

	Rhode Island — 0.6%
2,020	State of Rhode Island, Capital Development,
	Series A, GO, FGIC, 5.13%, 07/15/08	2,084

	South Carolina — 1.8%
5,750	Greenville County School District, Building Equity Sooner Tomorrow,
	Rev., 5.88%, 12/01/12 (p)	6,432

	Tennessee — 0.3%
1,000	Clarksville Natural Gas Acquisition Corp.,
	Rev., 5.00%, 12/15/07	1,015

	Texas — 8.0%
2,500	Brazos River Harbor Navigation District, Dow Chemical Co. Project,
	Series A-3, AMT, Rev., FRDO, 4.95%, 05/15/07 (m)	2,514
5,005	City of Denton, Utilities System,
	Rev., FSA, 5.00%, 12/01/13	5,324
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
	Series A, Rev., XLCA, 5.00%, 11/01/09	5,138
2,475	Matagorda County Navigation District No. 1, PCR, Central Power & Light Co.,
	Series A, Rev., FRDO, 4.55%, 11/01/29	2,478
1,835	North Texas Tollway Authority,
	Series A, Rev., FGIC, 5.38%, 01/01/08	1,872
7,150	State of Texas Public Finance Authority,
	GO, 5.25%, 04/01/2008	7,313
4,000	Travis County Health Facilities Development Corp., Ascension Health Credit,
	Series A, Rev., MBIA, 5.75%, 11/15/07	4,096

		28,735

	Virginia — 2.4%
2,610	Peninsula Ports Authority, Dominion Term Association Project,
	Rev., FRDO, 3.30%, 09/30/08	2,563

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,670	Virginia College Building Authority, Public Higher Education Financing
	Program, Series A, Rev., 5.00%, 09/01/10	5,933

		8,496

	Washington — 2.6%
1,310	City of Tacoma, Washington Conservation System Project,
	Rev., 5.00%, 12/01/07	1,332
	Conservation & Renewable Energy System,
1,070	Rev., 5.00%, 10/01/06	1,072
1,175	Rev., 5.00%, 10/01/07	1,192
360	Energy Northwest, Columbia,
	Series A, Rev., 5.25%, 07/01/08 (p)	370
5,000	Energy Northwest, Project 1,
	Series A, Rev., 5.00%, 07/01/14	5,319

		9,285

	Wisconsin — 5.7%
17,205	State of Wisconsin Petroleum Inspection Fee,
	Series 1, Rev., FSA, 5.00%, 07/01/09	17,924
2,500	Wisconsin Health & Educational Facilities Authority, Ministry Healthcare Inc.,
	Series B, Rev., 3.50%, 05/15/07	2,474

		20,398

	Total Municipal Bonds
	(Cost $301,049)	297,605

Shares

	Preferred Stock — 1.0%
	Diversified Financial Services — 1.0%
3	Pinto Totta International Finance,
	VAR, 7.77%, 08/01/07 (e) (Cost $3,903)	3,524

	Total Long-Term Investments
	(Cost $352,912)	346,987

	Short-Term Investments — 2.5%
	Investment Company — 1.3%
4,459	JPMorgan Tax Free Money Market Fund (b) (m)
	(Cost $4,459)	4,459

Principal Amount ($)

	Municipal Bonds — 1.2%
	California — 0.0% (g)
140	California Housing Finance Agency,
	Series M, Rev., FRDO, 3.69%, 08/01/06	140

	Multiple States — 1.2%
4,455	Reset Optional Certificates Trust II,
	Series R, Rev., FRDO, LIQ: Citigroup Financial Products, 3.74%, 08/03/06	4,455

	Total Municipal Bonds
	(Cost $4,595)	4,595

	Total Short-Term Investments
	(Cost $9,054)	9,054

	Total Investments — 98.9%
	(Cost $361,966)	356,041
	Other Assets In Excess of Liabilities — 1.1%	4,020

	Net Assets — 100.0%	$360,061

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	Amercian Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CMO	Collateralized Mortgage Obligation
CNTY GTD	County Guaranteed
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2006.
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at July 31, 2006.
FSA	Financial Security Assurance
FTF	Fixed to Floating. The interest rate is fixed until the maturity date shown, after which date the interest rate becomes a floating rate.

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

GAN	Grant Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
Rev.	Revenue Bond
SUB	Step-Up Bond. The rate shown is the rate in effect as of July 31, 2006.
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect at July 31, 2006.
XLCA	XL Capital Assurance

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 7/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Short Futures Outstanding
(78)	2 Year U.S. Treasury Note	September, 2006	$(15,871)	7
(231)	5 Year U.S. Treasury Note	September, 2006	(24,075)	(37)

				(30)

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation				$279
Aggregate gross unrealized depreciation				(6,204)

Net unrealized appreciation/depreciation				$(5,925)

Federal income tax cost of investments				$361,966

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 4.6%
73	Boeing Co.	5,633
136	Raytheon Co.	6,151
103	United Technologies Corp.	6,407

		18,191

	Air Freight & Logistics — 0.9%
34	FedEx Corp.	3,606

	Auto Components — 1.2%
64	Johnson Controls, Inc.	4,927

	Beverages — 2.1%
136	Coca-Cola Co. (The)	6,053
29	Molson Coors Brewing Co., Class B	2,072

		8,125

	Biotechnology — 2.1%
120	Amgen, Inc. (a)	8,378

	Capital Markets — 2.2%
18	Ameriprise Financial, Inc.	787
25	Goldman Sachs Group, Inc.	3,790
63	Morgan Stanley	4,213

		8,790

	Chemicals — 1.4%
98	Praxair, Inc.	5,381

	Commercial Banks — 2.2%
119	U.S. Bancorp	3,811
92	Wachovia Corp.	4,929

		8,740

	Commercial Services & Supplies — 0.5%
53	Waste Management, Inc.	1,836

	Communications Equipment — 4.7%
183	Cisco Systems, Inc. (a)	3,275
251	Corning, Inc. (a)	4,786
280	Motorola, Inc.	6,381
118	QUALCOMM, Inc.	4,154

		18,596

	Computers & Peripherals — 5.2%
24	Apple Computer, Inc. (a)	1,625
156	Dell, Inc. (a)	3,391
263	Hewlett-Packard Co.	8,406
92	International Business Machines Corp.	7,107

		20,529

	Consumer Finance — 1.3%
100	American Express Co.	5,224

	Diversified Financial Services — 7.5%
250	Bank of America Corp.	12,864
54	CIT Group, Inc.	2,489
296	Citigroup, Inc.	14,312

		29,665

	Diversified Telecommunication Services — 1.1%
130	Verizon Communications, Inc.	4,396

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 1.2%
118	Edison International	4,903

	Food & Staples Retailing — 4.1%
127	CVS Corp.	4,151
162	Safeway, Inc.	4,541
172	Wal-Mart Stores, Inc.	7,632

		16,324

	Health Care Equipment & Supplies — 1.1%
103	Baxter International, Inc.	4,317

	Health Care Providers & Services — 3.1%
74	Cardinal Health, Inc.	4,953
49	Medco Health Solutions, Inc. (a)	2,901
62	WellPoint, Inc. (a)	4,584

		12,438

	Hotels, Restaurants & Leisure — 2.0%
223	McDonald’s Corp.	7,884

	Household Durables — 0.4%
23	Whirlpool Corp.	1,740

	Household Products — 1.1%
75	Procter & Gamble Co.	4,208

	Industrial Conglomerates — 3.7%
305	General Electric Co.	9,985
179	Tyco International Ltd. (Bermuda)	4,663

		14,648

	Insurance — 5.8%
91	Allstate Corp. (The)	5,148
36	AMBAC Financial Group, Inc.	3,011
162	Genworth Financial, Inc.	5,554
53	Hartford Financial Services Group, Inc.	4,474
105	St. Paul Travelers Cos., Inc. (The)	4,798

		22,985

	IT Services — 0.5%
72	Accenture Ltd., Class A (Bermuda)	2,092

	Media — 3.9%
239	Comcast Corp., Special Class A (a)	8,195
281	Time Warner, Inc.	4,643
78	Viacom, Inc., Class B (a)	2,709

		15,547

	Metals & Mining — 1.1%
36	Alcan, Inc. (Canada)	1,665
41	United States Steel Corp.	2,607

		4,272

	Multi-Utilities — 1.2%
163	Duke Energy Corp.	4,935

	Multiline Retail — 0.8%
51	J.C. Penney Co., Inc.	3,220

	Oil, Gas & Consumable Fuels — 10.3%
72	Chevron Corp.	4,720
118	ConocoPhillips	8,112
282	El Paso Corp.	4,512
156	Exxon Mobil Corp.	10,578
69	Marathon Oil Corp.	6,278
59	Occidental Petroleum Corp.	6,397

		40,597

	Pharmaceuticals — 6.6%
91	Johnson & Johnson	5,688
425	Pfizer, Inc.	11,056
34	Sepracor, Inc. (a)	1,658

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of July 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

157	Wyeth	7,587

		25,989

	Road & Rail — 1.7%
155	Norfolk Southern Corp.	6,733

	Semiconductors & Semiconductor Equipment — 0.9%
117	Texas Instruments, Inc.	3,489

	Software — 3.9%
417	Microsoft Corp.	10,023
350	Oracle Corp. (a)	5,234

		15,257

	Specialty Retail — 1.1%
126	Home Depot, Inc.	4,385

	Textiles, Apparel & Luxury Goods — 0.7%
41	V.F. Corp.	2,757

	Thrifts & Mortgage Finance — 2.6%
112	Freddie Mac	6,507
84	Washington Mutual, Inc.	3,738

		10,245

	Tobacco — 2.8%
139	Altria Group, Inc.	11,114

	Wireless Telecommunication Services — 1.4%
273	Sprint Nextel Corp.	5,398

	Total Common Stocks (Cost $323,471)	391,861

	Short-Term Investment — 0.6%
	Investment Company — 0.6%
2,279	JPMorgan Prime Money Market Fund (b) (Cost $2,279)	2,279

	Total Investments — 99.6% (Cost $325,750)	394,140
	Other Assets in Excess of Liabilities — 0.4%	1,532

	Net Assets — 100.0%	$395,672

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$72,882
Aggregate gross unrealized depreciation		(4,492)

Net unrealized appreciation/depreciation		$68,390

Federal income tax cost of investments		$325,750

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 29, 2006

By:	/s/____________________________________

Arthur A. Jensen

Assistant Treasurer and Principal Financial Officer

September 29, 2006